BNY Mellon Core Bond ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Asset-Backed Securities — .4%
Asset-Backed Certificates — .1%
CNH Equipment Trust, Ser. 2023-A, Cl. A4	4.77	10/15/2030	100,000	100,307
CNH Equipment Trust, Ser. 2025-B, Cl. A3	4.30	10/15/2030	150,000	149,362
Verizon Master Trust, Ser. 2024-3, Cl. A1A	5.34	4/22/2030	325,000	327,455
Verizon Master Trust, Ser. 2024-6, Cl. A1A	4.17	8/20/2030	250,000	249,563
				826,687
Asset-Backed Certificates/Auto Receivables — .2%
Ally Auto Receivables Trust, Ser. 2025-1, Cl. A3	3.96	3/15/2030	100,000	99,630
AmeriCredit Automobile Receivables Trust, Ser. 2023-2, Cl. C	6.00	7/18/2029	260,000	263,506
Capital One Prime Auto Receivables Trust, Ser. 2025-1, Cl. A4	3.92	2/18/2031	400,000	391,868
CarMax Auto Owner Trust, Ser. 2024-1, Cl. A4	4.94	8/15/2029	150,000	150,855
Carmax Select Receivables Trust, Ser. 2025-B, Cl. B	4.35	7/15/2030	200,000	197,932
Ford Credit Auto Owner Trust, Ser. 2024-C, Cl. A4	4.11	7/15/2030	200,000	198,536
GM Financial Automobile Leasing Trust, Ser. 2025-3, Cl. A4	4.20	8/20/2029	500,000	498,461
Honda Auto Receivables Owner Trust, Ser. 2023-4, Cl. A4	5.66	2/21/2030	115,000	116,016
Honda Auto Receivables Owner Trust, Ser. 2025-2, Cl. A3	4.15	10/15/2029	100,000	99,801
Honda Auto Receivables Owner Trust, Ser. 2025-4, Cl. A3	3.98	6/17/2030	400,000	396,683
Honda Auto Receivables Owner Trust, Ser. 2026-1, Cl. A4	3.86	5/21/2032	400,000	392,994
Mercedes-Benz Auto Lease Trust, Ser. 2025-A, Cl. A4	4.69	2/18/2031	150,000	150,275
Mercedes-Benz Auto Receivables Trust, Ser. 2026-1, Cl. A4	4.47	10/15/2032	270,000	268,767
Nissan Auto Lease Trust, Ser. 2026-A, Cl. A3	3.87	3/15/2029	230,000	227,984
Santander Drive Auto Receivables Trust, Ser. 2026-1, Cl. A3	3.93	7/15/2030	200,000	198,473
Toyota Auto Receivables Owner Trust, Ser. 2024-A, Cl. A4	4.77	4/16/2029	200,000	200,890
Toyota Auto Receivables Owner Trust, Ser. 2025-B, Cl. A3	4.34	11/15/2029	300,000	299,831
World Omni Auto Receivables Trust, Ser. 2026-B, Cl. A3	4.37	6/16/2031	400,000	398,221
World Omni Auto Receivables Trust, Ser. 2026-B, Cl. A4	4.45	8/16/2032	115,000	114,268
				4,664,991
Asset-Backed Certificates/Credit Cards — .1%
American Express Credit Account Master Trust, Ser. 2023-4, Cl. A	5.15	9/16/2030	500,000	506,468
American Express Credit Account Master Trust, Ser. 2025-3, Cl. A	4.51	4/15/2032	300,000	298,794
American Express Credit Account Master Trust, Ser. 2025-5, Cl. A	4.51	7/15/2032	100,000	99,577
BA Credit Card Trust, Ser. 2025-A1, Cl. A	4.31	5/15/2030	325,000	324,176
Capital One Multi-Asset Execution Trust, Ser. 2025-A1, Cl. A	3.82	9/15/2030	200,000	197,394
Capital One Multi-Asset Execution Trust, Ser. 2025-A3, Cl. A	4.65	10/15/2037	100,000	96,246
Chase Issuance Trust, Ser. 2024-A2I, Cl. A	4.72	1/15/2031	650,000	651,861
Citibank Credit Card Issuance Trust, Ser. 2007-A3, Cl. A3	6.15	6/15/2039	100,000	106,857
Synchrony Card Issuance Trust, Ser. 2025-A3, Cl. A	4.06	11/15/2031	110,000	108,672
WF Card Issuance Trust, Ser. 2025-A1, Cl. A	4.34	5/15/2030	150,000	149,802
				2,539,847
Total Asset-Backed Securities (cost $8,105,783)				8,031,525
Commercial Mortgage-Backed — .7%
Commercial Mortgage Pass-Through Certificates — .7%
Bank Trust, Ser. 2018-BN10, Cl. A5	3.69	2/15/2061	93,000	91,543
Bank Trust, Ser. 2018-BN11, Cl. A2	3.78	3/15/2061	88,511	86,930
Bank Trust, Ser. 2018-BN12, Cl. A3	3.99	5/15/2061	80,000	78,692
Bank Trust, Ser. 2019-BN16, Cl. A4	4.01	2/15/2052	85,000	82,912
Bank Trust, Ser. 2019-BN18, Cl. A4	3.58	5/15/2062	1,593,000	1,518,534

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Commercial Mortgage-Backed — .7% (continued)
Commercial Mortgage Pass-Through Certificates — .7% (continued)
Bank Trust, Ser. 2019-BN21, Cl. A5	2.85	10/17/2052	50,000	46,775
Bank Trust, Ser. 2020-BN25, Cl. A5	2.65	1/15/2063	120,000	110,524
Bank Trust, Ser. 2020-BN30, Cl. A4	1.93	12/15/2053	60,000	52,502
Bank Trust, Ser. 2021-BN31, Cl. A4	2.04	2/15/2054	150,000	131,511
Bank Trust, Ser. 2021-BN37, Cl. A4	2.37	11/15/2064	100,000	87,191
Bank Trust, Ser. 2023-BNK46, Cl. A4	5.75	8/15/2056	200,000	204,680
Bank Trust, Ser. 2024-BNK48, Cl. AS	5.36	10/15/2057	50,000	48,838
BANK5 Trust, Ser. 2023-5YR1, Cl. A3	6.26	4/15/2056	110,000	111,734
BANK5 Trust, Ser. 2024-5YR8, Cl. A3	5.88	8/15/2057	200,000	203,889
BANK5 Trust, Ser. 2025-5YR18, Cl. A3	5.15	12/15/2058	500,000	500,172
Barclays Commercial Mortgage Trust, Ser. 2019-C4, Cl. A5	2.92	8/15/2052	25,000	23,531
BBCMS Mortgage Trust, Ser. 2018-C2, Cl. A4	4.05	12/15/2051	85,000	83,716
BBCMS Mortgage Trust, Ser. 2020-C6, Cl. A4	2.64	2/15/2053	60,000	55,248
BBCMS Mortgage Trust, Ser. 2021-C12, Cl. A5	2.69	11/15/2054	400,000	352,183
BBCMS Mortgage Trust, Ser. 2021-C9, Cl. A5	2.30	2/15/2054	150,000	132,744
BBCMS Mortgage Trust, Ser. 2022-C18, Cl. A5	5.71	12/15/2055	100,000	101,440
BBCMS Mortgage Trust, Ser. 2023-C20, Cl. A3	5.99	7/15/2056	1,000,000	1,007,255
BBCMS Mortgage Trust, Ser. 2024-5C25, Cl. AS	6.36	3/15/2057	50,000	50,998
BBCMS Mortgage Trust, Ser. 2025-C35, Cl. A5	5.59	7/15/2058	150,000	152,114
BBCMS Mortgage Trust, Ser. 2026-5C40, Cl. A3	5.25	2/15/2059	425,000	426,406
Benchmark Mortgage Trust, Ser. 2019-B14, Cl. B	3.49	12/15/2062	200,000	164,109
Benchmark Mortgage Trust, Ser. 2020-B16, Cl. AM	2.94	2/15/2053	180,000	164,142
Benchmark Mortgage Trust, Ser. 2020-B21, Cl. A5	1.98	12/17/2053	450,000	394,985
Benchmark Mortgage Trust, Ser. 2020-IG1, Cl. AS	2.91	9/15/2043	50,000	41,410
Benchmark Mortgage Trust, Ser. 2021-B27, Cl. A5	2.39	7/15/2054	120,000	105,218
Benchmark Mortgage Trust, Ser. 2021-B30, Cl. A5	2.58	11/15/2054	125,000	110,044
Benchmark Mortgage Trust, Ser. 2021-B31, Cl. A5	2.67	12/15/2054	200,000	175,880
Benchmark Mortgage Trust, Ser. 2022-B32, Cl. A5	3.00	1/15/2055	150,000	132,069
Benchmark Mortgage Trust, Ser. 2022-B35, Cl. A5	4.44	5/15/2055	240,000	228,346
Benchmark Mortgage Trust, Ser. 2023-V2, Cl. A2	5.36	5/15/2055	259,296	260,265
Benchmark Mortgage Trust, Ser. 2024-V7, Cl. A3	6.23	5/15/2056	330,000	338,852
Benchmark Mortgage Trust, Ser. 2024-V8, Cl. A3	6.19	7/15/2057	350,000	359,673
Benchmark Mortgage Trust, Ser. 2025-V14, Cl. A3	5.18	4/15/2057	775,000	774,714
Benchmark Mortgage Trust, Ser. 2026-V21, Cl. A3	5.13	3/15/2059	400,000	399,170
BMO Mortgage Trust, Ser. 2023-C4, Cl. A5	5.12	2/15/2056	50,000	49,479
BMO Mortgage Trust, Ser. 2024-5C4, Cl. A3	6.53	5/15/2057	200,000	206,536
BMO Mortgage Trust, Ser. 2024-5C5, Cl. AS	6.36	2/15/2057	290,000	296,763
BMO Mortgage Trust, Ser. 2024-C8, Cl. A5	5.60	3/15/2057	300,000	304,252
BMO Mortgage Trust, Ser. 2025-5C9, Cl. A3	5.78	4/15/2058	200,000	203,834
BMO Mortgage Trust, Ser. 2025-C12, Cl. A5	5.87	6/15/2058	200,000	205,978
Citigroup Commercial Mortgage Trust, Ser. 2017-C4, Cl. A4	3.47	10/12/2050	125,000	123,607
COMM Mortgage Trust, Ser. 2019-GC44, Cl. A5	2.95	8/15/2057	200,000	186,443
GS Mortgage Securities Trust, Ser. 2017-GS8, Cl. A3	3.21	11/10/2050	80,000	78,999
GS Mortgage Securities Trust, Ser. 2017-GS8, Cl. A4	3.47	11/10/2050	25,000	24,596
GS Mortgage Securities Trust, Ser. 2020-GC45, Cl. AAB	2.84	2/13/2053	123,043	119,217
GS Mortgage Securities Trust, Ser. 2020-GSA2, Cl. A5	2.01	12/12/2053	100,000	88,216
JPMCC Commercial Mortgage Securities Trust, Ser. 2019-COR5, Cl. A4	3.39	6/13/2052	400,000	381,519
Morgan Stanley Capital I Trust, Ser. 2020-HR8, Cl. AS	2.30	7/15/2053	671,000	584,331
Morgan Stanley Capital I Trust, Ser. 2020-L4, Cl. A3	2.70	2/15/2053	100,000	92,110
UBS Commercial Mortgage Trust, Ser. 2017-C7, Cl. A3	3.42	12/15/2050	46,865	46,296

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Commercial Mortgage-Backed — .7% (continued)
Commercial Mortgage Pass-Through Certificates — .7% (continued)
UBS Commercial Mortgage Trust, Ser. 2018-C12, Cl. A4	4.03	8/15/2051	400,000	394,780
UBS Commercial Mortgage Trust, Ser. 2018-C8, Cl. A3	3.72	2/15/2051	24,006	23,681
UBS Commercial Mortgage Trust, Ser. 2019-C16, Cl. A4	3.60	4/15/2052	75,000	72,296
Wells Fargo Commercial Mortgage Trust, Ser. 2017-C41, Cl. A3	3.21	11/15/2050	250,000	245,746
Wells Fargo Commercial Mortgage Trust, Ser. 2017-C41, Cl. A4	3.47	11/15/2050	210,000	206,254
Wells Fargo Commercial Mortgage Trust, Ser. 2019-C50, Cl. A5	3.73	5/15/2052	150,000	144,698
Wells Fargo Commercial Mortgage Trust, Ser. 2019-C54, Cl. A4	3.15	12/15/2052	600,000	564,006
Wells Fargo Commercial Mortgage Trust, Ser. 2020-C55, Cl. A5	2.73	2/15/2053	100,000	92,595
Wells Fargo Commercial Mortgage Trust, Ser. 2021-C61, Cl. A4	2.66	11/15/2054	150,000	132,428
Wells Fargo Commercial Mortgage Trust, Ser. 2024-5C1, Cl. A2	5.45	7/15/2057	225,000	226,632
Wells Fargo Commercial Mortgage Trust, Ser. 2025-5C3, Cl. A3	6.10	1/15/2058	100,000	102,863
Wells Fargo Commercial Mortgage Trust, Ser. 2025-C64, Cl. A5	5.65	2/15/2058	154,000	156,901
Total Commercial Mortgage-Backed (cost $14,758,083)				14,745,995
Corporate Bonds and Notes — 25.0%
Advertising — .0%
Omnicom Group, Inc., Sr. Unscd. Notes(a)	2.60	8/1/2031	160,000	142,163
Omnicom Group, Inc., Sr. Unscd. Notes	3.38	3/1/2041	60,000	42,780
Omnicom Group, Inc., Sr. Unscd. Notes	4.75	3/30/2030	375,000	370,334
Omnicom Group, Inc., Sr. Unscd. Notes(a)	5.40	10/1/2048	40,000	33,895
				589,172
Aerospace & Defense — .5%
GE Capital International Funding Co. Unlimited Co., Gtd. Notes(a)	4.42	11/15/2035	450,000	421,307
General Dynamics Corp., Gtd. Notes	3.75	5/15/2028	179,000	177,090
General Dynamics Corp., Gtd. Notes	4.25	4/1/2050	141,000	112,488
HEICO Corp., Gtd. Notes	5.35	8/1/2033	210,000	210,244
Hexcel Corp., Sr. Unscd. Notes	5.88	2/26/2035	50,000	50,773
Honeywell Aerospace, Inc., Gtd. Notes(b)	4.30	3/16/2031	500,000	486,134
Honeywell Aerospace, Inc., Gtd. Notes(b)	4.95	3/16/2036	300,000	289,193
Honeywell Aerospace, Inc., Gtd. Notes(b)	5.73	3/16/2056	150,000	142,620
Howmet Aerospace, Inc., Sr. Unscd. Notes	3.00	1/15/2029	39,000	37,460
L3Harris Technologies, Inc., Sr. Unscd. Notes	2.90	12/15/2029	160,000	150,440
L3Harris Technologies, Inc., Sr. Unscd. Notes	4.40	6/15/2028	100,000	99,498
L3Harris Technologies, Inc., Sr. Unscd. Notes	4.40	6/15/2028	100,000	99,482
L3Harris Technologies, Inc., Sr. Unscd. Notes	4.85	4/27/2035	100,000	96,067
L3Harris Technologies, Inc., Sr. Unscd. Notes	5.60	7/31/2053	200,000	185,990
Lockheed Martin Corp., Sr. Unscd. Notes	3.80	3/1/2045	90,000	68,599
Lockheed Martin Corp., Sr. Unscd. Notes	4.07	12/15/2042	75,000	61,125
Lockheed Martin Corp., Sr. Unscd. Notes	4.09	9/15/2052	100,000	74,932
Lockheed Martin Corp., Sr. Unscd. Notes	4.15	6/15/2053	365,000	275,558
Lockheed Martin Corp., Sr. Unscd. Notes	4.50	5/15/2036	125,000	118,134
Lockheed Martin Corp., Sr. Unscd. Notes	4.75	2/15/2034	524,000	511,813
Lockheed Martin Corp., Sr. Unscd. Notes	5.00	8/15/2035	30,000	29,581
Lockheed Martin Corp., Sr. Unscd. Notes	5.20	2/15/2055	245,000	218,808
Lockheed Martin Corp., Sr. Unscd. Notes	5.25	1/15/2033	51,000	51,975
Lockheed Martin Corp., Sr. Unscd. Notes	5.70	11/15/2054	391,000	374,869
Lockheed Martin Corp., Sr. Unscd. Notes, Ser. B	6.15	9/1/2036	107,000	114,059
Northrop Grumman Corp., Sr. Unscd. Notes	3.25	1/15/2028	235,000	230,775
Northrop Grumman Corp., Sr. Unscd. Notes	4.03	10/15/2047	151,000	114,669
Northrop Grumman Corp., Sr. Unscd. Notes	4.40	5/1/2030	104,000	102,526

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Aerospace & Defense — .5% (continued)
Northrop Grumman Corp., Sr. Unscd. Notes	4.75	6/1/2043	35,000	30,678
Northrop Grumman Corp., Sr. Unscd. Notes	4.90	6/1/2034	85,000	83,080
Northrop Grumman Corp., Sr. Unscd. Notes(a)	4.95	3/15/2053	350,000	298,672
Northrop Grumman Corp., Sr. Unscd. Notes	5.05	11/15/2040	50,000	46,976
Northrop Grumman Corp., Sr. Unscd. Notes	5.15	5/1/2040	38,000	36,196
Northrop Grumman Corp., Sr. Unscd. Notes	5.25	5/1/2050	79,000	70,759
RTX Corp., Sr. Unscd. Bonds	4.15	5/15/2045	130,000	103,283
RTX Corp., Sr. Unscd. Notes	1.90	9/1/2031	75,000	64,978
RTX Corp., Sr. Unscd. Notes	2.38	3/15/2032	102,000	89,232
RTX Corp., Sr. Unscd. Notes	2.82	9/1/2051	130,000	76,545
RTX Corp., Sr. Unscd. Notes	4.05	5/4/2047	200,000	153,047
RTX Corp., Sr. Unscd. Notes	4.13	11/16/2028	452,000	447,216
RTX Corp., Sr. Unscd. Notes	4.35	4/15/2047	379,000	303,177
RTX Corp., Sr. Unscd. Notes	4.45	11/16/2038	300,000	270,911
RTX Corp., Sr. Unscd. Notes	4.50	6/1/2042	27,000	23,272
RTX Corp., Sr. Unscd. Notes	4.80	12/15/2043	36,000	31,653
RTX Corp., Sr. Unscd. Notes	5.38	2/27/2053	50,000	45,695
RTX Corp., Sr. Unscd. Notes	5.75	1/15/2029	55,000	56,375
RTX Corp., Sr. Unscd. Notes	6.00	3/15/2031	107,000	111,855
RTX Corp., Sr. Unscd. Notes	6.10	3/15/2034	276,000	290,867
The Boeing Company, Sr. Unscd. Notes	3.25	2/1/2028	727,000	711,966
The Boeing Company, Sr. Unscd. Notes	3.60	5/1/2034	560,000	495,626
The Boeing Company, Sr. Unscd. Notes	3.63	3/1/2048	135,000	92,776
The Boeing Company, Sr. Unscd. Notes	3.75	2/1/2050	100,000	69,635
The Boeing Company, Sr. Unscd. Notes	3.83	3/1/2059	145,000	94,968
The Boeing Company, Sr. Unscd. Notes	3.85	11/1/2048	125,000	88,479
The Boeing Company, Sr. Unscd. Notes	3.95	8/1/2059	145,000	97,151
The Boeing Company, Sr. Unscd. Notes	5.81	5/1/2050	515,000	486,166
The Boeing Company, Sr. Unscd. Notes	5.88	2/15/2040	55,000	54,984
The Boeing Company, Sr. Unscd. Notes	5.93	5/1/2060	200,000	186,392
The Boeing Company, Sr. Unscd. Notes	6.13	2/15/2033	135,000	140,719
The Boeing Company, Sr. Unscd. Notes	6.63	2/15/2038	182,000	194,219
				10,253,757
Agriculture — .3%
Altria Group, Inc., Gtd. Notes	2.45	2/4/2032	120,000	104,511
Altria Group, Inc., Gtd. Notes	3.40	5/6/2030	450,000	426,319
Altria Group, Inc., Gtd. Notes	4.25	8/9/2042	270,000	213,996
Altria Group, Inc., Gtd. Notes	4.45	5/6/2050	172,000	129,392
Altria Group, Inc., Gtd. Notes	4.50	5/2/2043	44,000	35,691
Altria Group, Inc., Gtd. Notes	5.25	8/6/2035	100,000	97,982
Altria Group, Inc., Gtd. Notes	5.95	2/14/2049	180,000	169,180
BAT Capital Corp., Gtd. Notes	2.26	3/25/2028	25,000	24,058
BAT Capital Corp., Gtd. Notes	2.73	3/25/2031	350,000	317,195
BAT Capital Corp., Gtd. Notes	4.39	8/15/2037	270,000	241,347
BAT Capital Corp., Gtd. Notes	4.54	8/15/2047	225,000	178,082
BAT Capital Corp., Gtd. Notes	6.25	8/15/2055	260,000	254,803
BAT International Finance PLC, Gtd. Notes	5.93	2/2/2029	250,000	256,656
Bunge Ltd. Finance Corp., Gtd. Notes	3.75	9/25/2027	109,000	108,025
Bunge Ltd. Finance Corp., Gtd. Notes	5.15	8/4/2035	100,000	97,691
Philip Morris International, Inc., Sr. Unscd. Notes	2.10	5/1/2030	100,000	90,664

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Agriculture — .3% (continued)
Philip Morris International, Inc., Sr. Unscd. Notes	3.13	3/2/2028	40,000	39,118
Philip Morris International, Inc., Sr. Unscd. Notes	3.38	8/15/2029	140,000	134,625
Philip Morris International, Inc., Sr. Unscd. Notes	3.88	8/21/2042	101,000	79,520
Philip Morris International, Inc., Sr. Unscd. Notes	4.13	3/4/2043	90,000	72,724
Philip Morris International, Inc., Sr. Unscd. Notes	4.38	4/30/2030	50,000	49,136
Philip Morris International, Inc., Sr. Unscd. Notes	4.38	11/15/2041	140,000	119,053
Philip Morris International, Inc., Sr. Unscd. Notes	4.63	11/1/2029	50,000	49,803
Philip Morris International, Inc., Sr. Unscd. Notes	4.88	2/15/2028	465,000	467,040
Philip Morris International, Inc., Sr. Unscd. Notes	4.88	11/15/2043	100,000	87,953
Philip Morris International, Inc., Sr. Unscd. Notes	5.13	11/17/2027	640,000	644,682
Philip Morris International, Inc., Sr. Unscd. Notes	5.38	2/15/2033	750,000	758,513
Philip Morris International, Inc., Sr. Unscd. Notes	5.63	9/7/2033	90,000	92,149
Reynolds American, Inc., Gtd. Notes	5.85	8/15/2045	398,000	377,254
Reynolds American, Inc., Gtd. Notes	6.15	9/15/2043	25,000	24,604
				5,741,766
Airlines — .0%
American Airlines Pass-Through Trust, Ser. 2017-1, Cl. AA	3.65	2/15/2029	28,375	27,674
American Airlines Pass-Through Trust, Ser. 2019-1, Cl. AA	3.15	2/15/2032	57,326	53,506
American Airlines Pass-Through Trust, Ser. 2025-1, Cl. A	4.90	5/11/2038	50,000	47,634
JetBlue Pass-Through Trust, Ser. 2020-1, Cl. A	4.00	11/15/2032	25,604	24,065
Southwest Airlines Co., Sr. Unscd. Notes	2.63	2/10/2030	75,000	68,908
United Airlines Pass-Through Trust, Ser. 2018-1, Cl. AA	3.50	3/1/2030	62,090	59,631
United Airlines Pass-Through Trust, Ser. 2023-1, Cl. A	5.80	1/15/2036	146,567	149,741
				431,159
Automobiles & Components — .5%
American Honda Finance Corp., Sr. Unscd. Notes	2.00	3/24/2028	85,000	81,351
American Honda Finance Corp., Sr. Unscd. Notes	2.25	1/12/2029	131,000	123,316
American Honda Finance Corp., Sr. Unscd. Notes	4.25	9/1/2028	50,000	49,520
American Honda Finance Corp., Sr. Unscd. Notes	4.60	4/17/2030	100,000	98,381
American Honda Finance Corp., Sr. Unscd. Notes	4.70	1/12/2028	15,000	15,013
American Honda Finance Corp., Sr. Unscd. Notes	5.13	7/7/2028	90,000	90,623
American Honda Finance Corp., Sr. Unscd. Notes	5.15	7/9/2032	300,000	297,506
American Honda Finance Corp., Sr. Unscd. Notes	5.65	11/15/2028	85,000	86,593
American Honda Finance Corp., Sr. Unscd. Notes	5.85	10/4/2030	436,000	448,098
Aptiv Swiss Holdings Ltd., Gtd. Notes	4.15	5/1/2052	211,000	150,343
BorgWarner, Inc., Sr. Unscd. Notes	4.38	3/15/2045	50,000	40,230
Cummins, Inc., Sr. Unscd. Notes	2.60	9/1/2050	100,000	57,153
Cummins, Inc., Sr. Unscd. Notes	4.88	10/1/2043	65,000	58,873
Cummins, Inc., Sr. Unscd. Notes	4.90	2/20/2029	150,000	151,061
Cummins, Inc., Sr. Unscd. Notes	5.15	2/20/2034	200,000	199,640
Cummins, Inc., Sr. Unscd. Notes	5.30	5/9/2035	300,000	299,648
Ford Motor Co., Sr. Unscd. Notes	3.25	2/12/2032	998,000	872,668
Ford Motor Co., Sr. Unscd. Notes	6.10	8/19/2032	100,000	101,165
Ford Motor Co., Sr. Unscd. Notes	7.45	7/16/2031	127,000	136,418
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	3.82	11/2/2027	200,000	196,952
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	4.13	8/17/2027	285,000	282,949
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	6.05	11/5/2031	275,000	276,538
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	6.53	3/19/2032	250,000	256,282
Ford Motor Credit Co. LLC, Sr. Unscd. Notes(a)	7.12	11/7/2033	700,000	737,133
General Motors Co., Sr. Unscd. Notes	4.20	10/1/2027	115,000	114,405

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Automobiles & Components — .5% (continued)
General Motors Co., Sr. Unscd. Notes	5.15	4/1/2038	262,000	244,144
General Motors Co., Sr. Unscd. Notes(a)	5.60	10/15/2032	770,000	782,254
General Motors Co., Sr. Unscd. Notes	5.95	4/1/2049	323,000	299,130
General Motors Co., Sr. Unscd. Notes	6.25	4/15/2035	300,000	308,971
General Motors Co., Sr. Unscd. Notes	6.75	4/1/2046	31,000	31,625
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.35	1/8/2031	445,000	395,485
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.70	6/10/2031	270,000	240,880
General Motors Financial Co., Inc., Sr. Unscd. Notes	3.60	6/21/2030	50,000	47,396
General Motors Financial Co., Inc., Sr. Unscd. Notes	5.80	6/23/2028	371,000	377,425
General Motors Financial Co., Inc., Sr. Unscd. Notes	6.00	1/9/2028	122,000	123,997
Honda Motor Co. Ltd., Sr. Unscd. Notes	2.97	3/10/2032	55,000	48,913
Lear Corp., Sr. Unscd. Notes	3.50	5/30/2030	99,000	93,519
Lear Corp., Sr. Unscd. Notes	3.55	1/15/2052	50,000	32,205
Lear Corp., Sr. Unscd. Notes	5.25	5/15/2049	95,000	82,171
Magna International, Inc., Sr. Unscd. Notes	2.45	6/15/2030	20,000	18,227
Magna International, Inc., Sr. Unscd. Notes	5.50	3/21/2033	65,000	65,633
Magna International, Inc., Sr. Unscd. Notes	5.88	6/1/2035	300,000	307,139
Mercedes-Benz Finance North America LLC, Gtd. Notes	8.50	1/18/2031	155,000	175,904
PACCAR Financial Corp., Sr. Unscd. Notes	4.00	8/8/2028	50,000	49,510
PACCAR Financial Corp., Sr. Unscd. Notes	4.55	3/3/2028	380,000	380,599
Toyota Motor Corp., Sr. Unscd. Notes(a)	5.12	7/13/2028	85,000	86,014
Toyota Motor Corp., Sr. Unscd. Notes(a)	5.12	7/13/2033	275,000	276,372
Toyota Motor Credit Corp., Sr. Unscd. Notes	1.65	1/10/2031	190,000	165,873
Toyota Motor Credit Corp., Sr. Unscd. Notes	1.90	9/12/2031	65,000	56,128
Toyota Motor Credit Corp., Sr. Unscd. Notes	4.45	6/29/2029	140,000	139,140
Toyota Motor Credit Corp., Sr. Unscd. Notes	5.05	5/16/2029	676,000	682,599
Toyota Motor Credit Corp., Sr. Unscd. Notes	5.10	3/21/2031	580,000	584,346
Toyota Motor Credit Corp., Sr. Unscd. Notes	5.55	11/20/2030	50,000	51,323
				11,368,781
Banks — 5.2%
Banco Santander SA, Sr. Bonds	5.44	7/15/2031	250,000	252,935
Banco Santander SA, Sr. Notes	4.55	11/6/2030	400,000	390,791
Banco Santander SA, Sr. Notes	4.60	4/15/2029	600,000	594,976
Banco Santander SA, Sr. Notes	5.13	11/6/2035	200,000	192,345
Banco Santander SA, Sr. Notes	5.29	8/18/2027	368,000	370,451
Banco Santander SA, Sr. Notes	5.54	3/14/2030	200,000	202,818
Banco Santander SA, Sr. Notes	5.59	8/8/2028	400,000	406,023
Banco Santander SA, Sub. Notes	6.92	8/8/2033	200,000	213,243
Bank of America Corp., Sr. Unscd. Notes	1.90	7/23/2031	400,000	354,944
Bank of America Corp., Sr. Unscd. Notes	1.92	10/24/2031	615,000	541,887
Bank of America Corp., Sr. Unscd. Notes	2.09	6/14/2029	325,000	309,707
Bank of America Corp., Sr. Unscd. Notes	2.30	7/21/2032	200,000	175,085
Bank of America Corp., Sr. Unscd. Notes	2.50	2/13/2031	310,000	284,789
Bank of America Corp., Sr. Unscd. Notes	2.57	10/20/2032	430,000	379,004
Bank of America Corp., Sr. Unscd. Notes	2.69	4/22/2032	476,000	426,998
Bank of America Corp., Sr. Unscd. Notes	2.88	10/22/2030	240,000	225,389
Bank of America Corp., Sr. Unscd. Notes	2.97	2/4/2033	175,000	156,198
Bank of America Corp., Sr. Unscd. Notes	2.97	7/21/2052	212,000	129,753
Bank of America Corp., Sr. Unscd. Notes	3.19	7/23/2030	150,000	142,940
Bank of America Corp., Sr. Unscd. Notes	3.25	10/21/2027	50,000	49,355

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Banks — 5.2% (continued)
Bank of America Corp., Sr. Unscd. Notes	3.31	4/22/2042	830,000	622,147
Bank of America Corp., Sr. Unscd. Notes	3.97	2/7/2030	236,000	230,803
Bank of America Corp., Sr. Unscd. Notes	4.08	3/20/2051	170,000	127,835
Bank of America Corp., Sr. Unscd. Notes	4.27	7/23/2029	454,000	450,148
Bank of America Corp., Sr. Unscd. Notes	4.33	3/15/2050	283,000	223,006
Bank of America Corp., Sr. Unscd. Notes	4.57	4/27/2033	155,000	150,045
Bank of America Corp., Sr. Unscd. Notes	4.62	5/9/2029	402,000	401,149
Bank of America Corp., Sr. Unscd. Notes	5.02	7/22/2033	570,000	563,999
Bank of America Corp., Sr. Unscd. Notes	5.20	4/25/2029	130,000	131,052
Bank of America Corp., Sr. Unscd. Notes	5.29	4/25/2034	375,000	374,100
Bank of America Corp., Sr. Unscd. Notes	5.47	1/23/2035	261,000	261,809
Bank of America Corp., Sr. Unscd. Notes	5.82	9/15/2029	175,000	178,540
Bank of America Corp., Sr. Unscd. Notes	5.87	9/15/2034	595,000	611,873
Bank of America Corp., Sr. Unscd. Notes	6.20	11/10/2028	319,000	325,096
Bank of America Corp., Sr. Unscd. Notes, Ser. N	2.65	3/11/2032	310,000	278,430
Bank of America Corp., Sr. Unscd. Notes, Ser. N	3.48	3/13/2052	84,000	56,523
Bank of America Corp., Sub. Notes	2.48	9/21/2036	1,150,000	992,618
Bank of America Corp., Sub. Notes	5.43	8/15/2035	445,000	437,607
Bank of America Corp., Sub. Notes	5.49	4/23/2037	935,000	908,971
Bank of America Corp., Sub. Notes	5.52	10/25/2035	200,000	197,194
Bank of America Corp., Sub. Notes	5.74	2/12/2036	400,000	399,818
Bank of America Corp., Sub. Notes	6.11	1/29/2037	206,000	212,149
Bank of America Corp., Sub. Notes, Ser. L	4.18	11/25/2027	500,000	497,457
Bank of America Corp., Sub. Notes, Ser. L(a)	4.75	4/21/2045	60,000	51,498
Bank of Montreal, Sr. Unscd. Notes	4.06	9/22/2028	390,000	387,594
Bank of Montreal, Sr. Unscd. Notes	4.64	9/10/2030	200,000	198,561
Bank of Montreal, Sr. Unscd. Notes	5.72	9/25/2028	200,000	204,257
BankUnited, Inc., Sub. Notes	5.13	6/11/2030	135,000	132,666
Barclays PLC, Sr. Unscd. Notes	4.84	9/10/2028	320,000	320,172
Barclays PLC, Sr. Unscd. Notes	4.94	9/10/2030	240,000	238,806
Barclays PLC, Sr. Unscd. Notes	4.95	1/10/2047	200,000	170,118
Barclays PLC, Sr. Unscd. Notes	5.25	8/17/2045	320,000	289,753
Barclays PLC, Sr. Unscd. Notes	5.34	9/10/2035	260,000	253,210
Barclays PLC, Sr. Unscd. Notes	5.50	8/9/2028	225,000	226,600
Barclays PLC, Sr. Unscd. Notes	6.22	5/9/2034	180,000	186,245
Barclays PLC, Sr. Unscd. Notes	7.44	11/2/2033	510,000	561,685
Barclays PLC, Sub. Notes	3.56	9/23/2035	87,000	80,999
Barclays PLC, Sub. Notes	3.81	3/10/2042	440,000	337,359
Barclays PLC, Sub. Notes	4.84	5/9/2028	564,000	563,060
Canadian Imperial Bank of Commerce, Sr. Unscd. Bonds(a)	4.24	9/8/2028	100,000	99,583
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes(a)	4.63	9/11/2030	230,000	227,885
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes	5.00	4/28/2028	121,000	121,772
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes	5.26	4/8/2029	300,000	303,369
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes	5.99	10/3/2028	55,000	56,410
Citibank NA, Sr. Unscd. Notes	4.91	5/29/2030	250,000	250,493
Citigroup, Inc., Sr. Unscd. Notes	2.52	11/3/2032	203,000	177,982
Citigroup, Inc., Sr. Unscd. Notes	2.57	6/3/2031	910,000	830,807
Citigroup, Inc., Sr. Unscd. Notes	2.67	1/29/2031	350,000	323,284
Citigroup, Inc., Sr. Unscd. Notes	2.98	11/5/2030	418,000	392,541
Citigroup, Inc., Sr. Unscd. Notes	3.06	1/25/2033	370,000	331,697

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Banks — 5.2% (continued)
Citigroup, Inc., Sr. Unscd. Notes	3.52	10/27/2028	155,000	152,830
Citigroup, Inc., Sr. Unscd. Notes	3.79	3/17/2033	225,000	209,261
Citigroup, Inc., Sr. Unscd. Notes	3.98	3/20/2030	444,000	433,621
Citigroup, Inc., Sr. Unscd. Notes	4.41	3/31/2031	470,000	459,908
Citigroup, Inc., Sr. Unscd. Notes	4.65	7/30/2045	365,000	308,477
Citigroup, Inc., Sr. Unscd. Notes	4.91	5/24/2033	180,000	177,201
Citigroup, Inc., Sr. Unscd. Notes	4.95	5/7/2031	310,000	308,562
Citigroup, Inc., Sr. Unscd. Notes	5.17	2/13/2030	355,000	356,955
Citigroup, Inc., Sr. Unscd. Notes	5.45	6/11/2035	320,000	319,550
Citigroup, Inc., Sr. Unscd. Notes	5.61	3/4/2056	300,000	280,589
Citigroup, Inc., Sr. Unscd. Notes	5.88	1/30/2042	155,000	154,612
Citigroup, Inc., Sr. Unscd. Notes	8.13	7/15/2039	299,000	364,789
Citigroup, Inc., Sub. Notes	4.13	7/25/2028	122,000	120,509
Citigroup, Inc., Sub. Notes	4.45	9/29/2027	435,000	433,893
Citigroup, Inc., Sub. Notes	4.75	5/18/2046	185,000	151,733
Citigroup, Inc., Sub. Notes	5.30	5/6/2044	280,000	253,883
Citigroup, Inc., Sub. Notes	5.59	11/19/2034	400,000	402,862
Citigroup, Inc., Sub. Notes	5.83	2/13/2035	50,000	50,002
Citigroup, Inc., Sub. Notes	5.88	2/22/2033	20,000	20,429
Citigroup, Inc., Sub. Notes	6.00	10/31/2033	320,000	328,764
Citigroup, Inc., Sub. Notes	6.13	8/25/2036	135,000	137,132
Citigroup, Inc., Sub. Notes	6.63	6/15/2032	189,000	202,407
Citizens Financial Group, Inc., Sr. Unscd. Notes	6.65	4/25/2035	250,000	264,248
Citizens Financial Group, Inc., Sub. Notes	5.64	5/21/2037	210,000	208,102
Commonwealth Bank of Australia, Sr. Unscd. Notes	4.42	3/14/2028	510,000	509,485
Cooperatieve Rabobank UA, Sr. Bonds	3.96	10/17/2028	50,000	49,431
Cooperatieve Rabobank UA, Sr. Notes	4.49	10/17/2029	385,000	383,249
Cooperatieve Rabobank UA, Sr. Notes	5.12	6/9/2036	500,000	487,111
Deutsche Bank AG, Sr. Notes	3.55	9/18/2031	254,000	237,566
Deutsche Bank AG, Sr. Notes	5.00	9/11/2030	150,000	149,514
Deutsche Bank AG, Sr. Notes	5.30	5/9/2031	260,000	260,178
Deutsche Bank AG, Sr. Notes	5.40	9/11/2035	175,000	171,724
Deutsche Bank AG, Sub. Notes	3.74	1/7/2033	200,000	181,889
Fifth Third Bancorp, Sr. Unscd. Notes	4.34	4/25/2033	60,000	57,059
Fifth Third Bancorp, Sr. Unscd. Notes	4.77	7/28/2030	55,000	54,684
Fifth Third Bancorp, Sr. Unscd. Notes	4.90	9/6/2030	200,000	199,380
Fifth Third Bancorp, Sr. Unscd. Notes	6.36	10/27/2028	300,000	305,628
Fifth Third Bank NA, Sub. Notes	5.33	8/25/2033	250,000	246,734
First Citizens BancShares, Inc., Sr. Unscd. Notes	5.23	3/12/2031	50,000	49,420
First Citizens BancShares, Inc., Sub. Notes	5.60	9/5/2035	150,000	146,455
First Citizens BancShares, Inc., Sub. Notes	6.25	3/12/2040	98,000	95,130
HSBC Holdings PLC, Sr. Unscd. Bonds	5.28	3/10/2037	400,000	386,963
HSBC Holdings PLC, Sr. Unscd. Notes	2.85	6/4/2031	700,000	644,068
HSBC Holdings PLC, Sr. Unscd. Notes	3.97	5/22/2030	200,000	194,358
HSBC Holdings PLC, Sr. Unscd. Notes	5.13	11/6/2036	200,000	192,283
HSBC Holdings PLC, Sr. Unscd. Notes	5.21	5/12/2034	400,000	393,007
HSBC Holdings PLC, Sr. Unscd. Notes	5.24	5/13/2031	300,000	300,668
HSBC Holdings PLC, Sr. Unscd. Notes	5.40	8/11/2033	200,000	200,314
HSBC Holdings PLC, Sr. Unscd. Notes	5.73	5/17/2032	500,000	509,756
HSBC Holdings PLC, Sr. Unscd. Notes	5.79	5/13/2036	200,000	201,602

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Banks — 5.2% (continued)
HSBC Holdings PLC, Sr. Unscd. Notes(a)	6.10	1/14/2042	463,000	475,146
HSBC Holdings PLC, Sr. Unscd. Notes	6.16	3/9/2029	680,000	694,009
HSBC Holdings PLC, Sr. Unscd. Notes	6.25	3/9/2034	250,000	260,708
HSBC Holdings PLC, Sub. Notes	6.50	9/15/2037	271,000	286,321
HSBC Holdings PLC, Sub. Notes	6.50	9/15/2037	315,000	327,283
HSBC Holdings PLC, Sub. Notes	8.11	11/3/2033	440,000	496,540
Huntington Bancshares, Inc., Sr. Unscd. Notes	5.02	5/17/2033	45,000	44,227
Huntington Bancshares, Inc., Sr. Unscd. Notes	5.27	1/15/2031	200,000	200,925
Huntington Bancshares, Inc., Sr. Unscd. Notes	6.21	8/21/2029	140,000	143,640
Huntington Bancshares, Inc., Sub. Notes	2.49	8/15/2036	152,000	129,847
Industrial & Commercial Bank of China Ltd., Sr. Unscd. Notes	3.54	11/8/2027	66,000	65,173
ING Groep NV, Sr. Unscd. Notes	4.05	4/9/2029	500,000	490,469
ING Groep NV, Sr. Unscd. Notes	4.55	10/2/2028	210,000	209,347
ING Groep NV, Sr. Unscd. Notes	6.11	9/11/2034	370,000	384,582
JPMorgan Chase & Co., Sr. Unscd. Bonds	5.15	4/23/2037	855,000	829,997
JPMorgan Chase & Co., Sr. Unscd. Bonds	5.57	4/22/2036	261,000	262,203
JPMorgan Chase & Co., Sr. Unscd. Bonds	6.40	5/15/2038	58,000	62,119
JPMorgan Chase & Co., Sr. Unscd. Notes	1.76	11/19/2031	100,000	87,328
JPMorgan Chase & Co., Sr. Unscd. Notes	1.95	2/4/2032	105,000	91,788
JPMorgan Chase & Co., Sr. Unscd. Notes	2.52	4/22/2031	150,000	137,521
JPMorgan Chase & Co., Sr. Unscd. Notes	2.53	11/19/2041	125,000	85,263
JPMorgan Chase & Co., Sr. Unscd. Notes	2.55	11/8/2032	865,000	760,658
JPMorgan Chase & Co., Sr. Unscd. Notes	2.58	4/22/2032	795,000	710,306
JPMorgan Chase & Co., Sr. Unscd. Notes	2.74	10/15/2030	25,000	23,379
JPMorgan Chase & Co., Sr. Unscd. Notes	2.96	1/25/2033	377,000	337,042
JPMorgan Chase & Co., Sr. Unscd. Notes	3.11	4/22/2051	105,000	66,407
JPMorgan Chase & Co., Sr. Unscd. Notes(a)	3.33	4/22/2052	236,000	154,882
JPMorgan Chase & Co., Sr. Unscd. Notes	3.70	5/6/2030	30,000	29,066
JPMorgan Chase & Co., Sr. Unscd. Notes	3.90	1/23/2049	230,000	170,965
JPMorgan Chase & Co., Sr. Unscd. Notes	4.03	7/24/2048	420,000	320,120
JPMorgan Chase & Co., Sr. Unscd. Notes	4.20	7/23/2029	50,000	49,471
JPMorgan Chase & Co., Sr. Unscd. Notes	4.26	10/22/2031	1,350,000	1,307,488
JPMorgan Chase & Co., Sr. Unscd. Notes	4.49	3/24/2031	230,000	226,217
JPMorgan Chase & Co., Sr. Unscd. Notes	4.57	6/14/2030	700,000	693,005
JPMorgan Chase & Co., Sr. Unscd. Notes	4.60	10/22/2030	300,000	297,000
JPMorgan Chase & Co., Sr. Unscd. Notes	4.81	10/22/2036	250,000	237,398
JPMorgan Chase & Co., Sr. Unscd. Notes	4.85	2/1/2044	50,000	44,144
JPMorgan Chase & Co., Sr. Unscd. Notes	4.90	1/22/2037	600,000	572,145
JPMorgan Chase & Co., Sr. Unscd. Notes	4.91	7/25/2033	500,000	493,261
JPMorgan Chase & Co., Sr. Unscd. Notes	4.92	1/24/2029	300,000	301,064
JPMorgan Chase & Co., Sr. Unscd. Notes	4.95	10/22/2035	150,000	145,246
JPMorgan Chase & Co., Sr. Unscd. Notes	5.00	7/22/2030	500,000	500,877
JPMorgan Chase & Co., Sr. Unscd. Notes	5.29	7/22/2035	4,000	3,963
JPMorgan Chase & Co., Sr. Unscd. Notes	5.30	7/24/2029	270,000	272,776
JPMorgan Chase & Co., Sr. Unscd. Notes	5.34	1/23/2035	300,000	299,069
JPMorgan Chase & Co., Sr. Unscd. Notes	5.35	6/1/2034	210,000	210,349
JPMorgan Chase & Co., Sr. Unscd. Notes	5.40	1/6/2042	245,000	235,633
JPMorgan Chase & Co., Sr. Unscd. Notes	5.50	10/15/2040	153,000	150,959
JPMorgan Chase & Co., Sr. Unscd. Notes	5.53	11/29/2045	165,000	157,075
JPMorgan Chase & Co., Sr. Unscd. Notes	6.09	10/23/2029	123,000	126,310

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Banks — 5.2% (continued)
JPMorgan Chase & Co., Sr. Unscd. Notes	6.25	10/23/2034	765,000	803,985
JPMorgan Chase & Co., Sub. Notes	2.96	5/13/2031	195,000	180,699
JPMorgan Chase & Co., Sub. Notes	4.95	6/1/2045	185,000	162,313
JPMorgan Chase & Co., Sub. Notes	5.19	2/5/2037	200,000	191,805
JPMorgan Chase & Co., Sub. Notes	5.58	7/23/2036	50,000	49,448
KeyCorp, Sr. Unscd. Notes	4.10	4/30/2028	52,000	51,482
KeyCorp, Sr. Unscd. Notes	4.79	6/1/2033	30,000	29,087
KeyCorp, Sr. Unscd. Notes	6.40	3/6/2035	500,000	521,871
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Bonds(c)	0.00	4/18/2036	75,000	47,589
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Bonds	0.75	9/30/2030	110,000	94,952
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Bonds	3.75	2/15/2028	1,385,000	1,374,260
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Bonds	4.75	10/29/2030	675,000	684,409
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Notes	3.88	6/15/2028	1,000,000	992,685
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Notes	4.13	7/15/2033	350,000	340,439
Landwirtschaftliche Rentenbank, Govt. Gtd. Bonds	3.63	10/8/2030	250,000	242,834
Landwirtschaftliche Rentenbank, Govt. Gtd. Notes	0.88	9/3/2030	780,000	678,676
Landwirtschaftliche Rentenbank, Govt. Gtd. Notes	4.13	5/28/2030	905,000	896,234
Landwirtschaftliche Rentenbank, Govt. Gtd. Notes, Ser. 44	3.88	6/14/2028	520,000	515,869
Lloyds Banking Group PLC, Sr. Unscd. Notes(a)	5.59	11/26/2035	400,000	400,978
Lloyds Banking Group PLC, Sr. Unscd. Notes	5.68	1/5/2035	200,000	201,898
Lloyds Banking Group PLC, Sub. Notes	4.34	1/9/2048	237,000	185,952
Lloyds Banking Group PLC, Sub. Notes	5.30	12/1/2045	100,000	89,833
Lloyds Banking Group PLC, Sub. Notes	7.95	11/15/2033	200,000	223,744
M&T Bank Corp., Sr. Unscd. Notes	4.55	8/16/2028	350,000	349,377
M&T Bank Corp., Sr. Unscd. Notes	6.08	3/13/2032	400,000	413,135
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	2.31	7/20/2032	60,000	52,400
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	3.75	7/18/2039	393,000	325,066
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	4.32	4/19/2033	250,000	238,261
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	4.51	1/14/2032	200,000	194,765
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	4.85	4/21/2032	400,000	394,102
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.13	7/20/2033	367,000	364,559
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.19	9/12/2036	200,000	194,523
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.35	9/13/2028	320,000	322,343
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.41	4/19/2034	300,000	301,062
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.43	4/17/2035	100,000	99,492
Mizuho Financial Group, Inc., Sr. Unscd. Notes	2.59	5/25/2031	378,000	345,275
Mizuho Financial Group, Inc., Sr. Unscd. Notes	3.15	7/16/2030	275,000	261,500
Mizuho Financial Group, Inc., Sr. Unscd. Notes	4.25	9/11/2029	120,000	118,723
Mizuho Financial Group, Inc., Sr. Unscd. Notes	5.10	5/13/2031	200,000	199,931
Mizuho Financial Group, Inc., Sr. Unscd. Notes	5.41	9/13/2028	180,000	181,560
Mizuho Financial Group, Inc., Sr. Unscd. Notes	5.42	5/13/2036	200,000	197,839
Mizuho Financial Group, Inc., Sr. Unscd. Notes	5.58	5/26/2035	324,000	325,421
Mizuho Financial Group, Inc., Sub. Notes	2.56	9/13/2031	180,000	157,661
Morgan Stanley, Sr. Unscd. Notes	1.79	2/13/2032	800,000	689,965
Morgan Stanley, Sr. Unscd. Notes	1.93	4/28/2032	360,000	310,295
Morgan Stanley, Sr. Unscd. Notes	2.24	7/21/2032	104,000	90,361
Morgan Stanley, Sr. Unscd. Notes	2.51	10/20/2032	497,000	434,630
Morgan Stanley, Sr. Unscd. Notes	2.70	1/22/2031	249,000	230,034
Morgan Stanley, Sr. Unscd. Notes	2.80	1/25/2052	140,000	82,093
Morgan Stanley, Sr. Unscd. Notes	2.94	1/21/2033	295,000	262,255

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Banks — 5.2% (continued)
Morgan Stanley, Sr. Unscd. Notes	3.22	4/22/2042	50,000	36,776
Morgan Stanley, Sr. Unscd. Notes	3.59	7/22/2028	316,000	312,616
Morgan Stanley, Sr. Unscd. Notes	3.62	4/1/2031	125,000	118,954
Morgan Stanley, Sr. Unscd. Notes	3.77	1/24/2029	492,000	485,204
Morgan Stanley, Sr. Unscd. Notes	3.97	7/22/2038	400,000	341,404
Morgan Stanley, Sr. Unscd. Notes	4.24	1/9/2030	700,000	688,309
Morgan Stanley, Sr. Unscd. Notes	4.30	1/27/2045	425,000	342,719
Morgan Stanley, Sr. Unscd. Notes	4.38	1/22/2047	179,000	143,084
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	285,000	281,872
Morgan Stanley, Sr. Unscd. Notes	4.46	4/22/2039	210,000	187,214
Morgan Stanley, Sr. Unscd. Notes	4.71	3/12/2032	600,000	586,564
Morgan Stanley, Sr. Unscd. Notes	4.81	4/16/2032	1,000,000	981,081
Morgan Stanley, Sr. Unscd. Notes	4.89	7/20/2033	290,000	284,336
Morgan Stanley, Sr. Unscd. Notes	5.07	1/30/2037	200,000	191,137
Morgan Stanley, Sr. Unscd. Notes	5.16	4/20/2029	245,000	246,292
Morgan Stanley, Sr. Unscd. Notes	5.25	4/21/2034	542,000	536,554
Morgan Stanley, Sr. Unscd. Notes	5.45	7/20/2029	45,000	45,490
Morgan Stanley, Sr. Unscd. Notes	5.47	1/18/2035	70,000	69,816
Morgan Stanley, Sr. Unscd. Notes	5.52	11/19/2055	295,000	270,137
Morgan Stanley, Sr. Unscd. Notes	6.30	10/18/2028	190,000	193,503
Morgan Stanley, Sr. Unscd. Notes	6.34	10/18/2033	285,000	299,700
Morgan Stanley, Sr. Unscd. Notes	6.38	7/24/2042	574,000	598,931
Morgan Stanley, Sr. Unscd. Notes	6.41	11/1/2029	300,000	309,620
Morgan Stanley, Sr. Unscd. Notes	6.63	11/1/2034	140,000	149,381
Morgan Stanley, Sub. Notes	5.30	4/20/2037	255,000	250,567
Morgan Stanley, Sub. Notes	5.95	1/19/2038	500,000	506,369
Morgan Stanley Bank NA, Sr. Unscd. Notes	4.79	5/10/2030	500,000	498,028
Morgan Stanley Private Bank NA, Sr. Unscd. Notes	4.20	11/17/2028	300,000	298,190
Morgan Stanley Private Bank NA, Sr. Unscd. Notes	4.73	7/18/2031	350,000	345,530
National Australia Bank Ltd., Sr. Unscd. Notes	4.79	1/10/2029	375,000	377,291
NatWest Group PLC, Sr. Unscd. Notes	4.96	8/15/2030	400,000	399,786
NatWest Group PLC, Sr. Unscd. Notes	5.12	5/23/2031	250,000	249,810
NatWest Group PLC, Sr. Unscd. Notes	5.81	9/13/2029	250,000	254,814
Northern Trust Corp., Sr. Unscd. Notes	1.95	5/1/2030	25,000	22,595
Northern Trust Corp., Sr. Unscd. Notes	3.15	5/3/2029	65,000	62,564
Northern Trust Corp., Sr. Unscd. Notes	4.15	11/19/2030	200,000	195,097
Northern Trust Corp., Sub. Notes	5.12	11/19/2040	200,000	191,257
Northern Trust Corp., Sub. Notes	6.13	11/2/2032	20,000	21,114
Oesterreichische Kontrollbank AG, Govt. Gtd. Bonds	4.25	3/1/2028	65,000	64,914
Old National Bancorp, Sub. Notes	5.77	2/15/2036	50,000	49,574
Pinnacle Bank, Sr. Unscd. Notes	5.63	2/15/2028	65,000	65,435
PNC Bank NA, Sub. Notes	2.70	10/22/2029	75,000	69,977
Regions Banks, Sub. Notes	6.45	6/26/2037	65,000	67,514
Regions Financial Corp., Sr. Unscd. Notes	1.80	8/12/2028	47,000	44,373
Regions Financial Corp., Sr. Unscd. Notes	5.50	9/6/2035	250,000	247,127
Royal Bank of Canada, Sr. Unscd. Notes	2.30	11/3/2031	374,000	329,441
Royal Bank of Canada, Sr. Unscd. Notes	3.88	5/4/2032	36,000	33,972
Royal Bank of Canada, Sr. Unscd. Notes	4.24	8/3/2027	200,000	199,862
Royal Bank of Canada, Sr. Unscd. Notes	4.61	5/3/2032	500,000	489,469
Royal Bank of Canada, Sr. Unscd. Notes	4.97	8/2/2030	500,000	501,208

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Banks — 5.2% (continued)
Royal Bank of Canada, Sr. Unscd. Notes	5.00	2/1/2033	150,000	148,738
Royal Bank of Canada, Sr. Unscd. Notes	5.20	8/1/2028	235,000	237,848
Royal Bank of Canada, Sr. Unscd. Notes	6.00	11/1/2027	200,000	203,747
Santander Holdings USA, Inc., Sr. Unscd. Bonds	7.66	11/9/2031	140,000	151,850
Santander Holdings USA, Inc., Sr. Unscd. Notes	6.50	3/9/2029	137,000	140,155
Santander Holdings USA, Inc., Sr. Unscd. Notes	6.57	6/12/2029	137,000	140,788
Santander UK Group Holdings PLC, Sr. Unscd. Notes	2.90	3/15/2032	125,000	112,787
Santander UK Group Holdings PLC, Sr. Unscd. Notes	4.32	9/22/2029	200,000	197,501
Santander UK Group Holdings PLC, Sr. Unscd. Notes	5.14	9/22/2036	200,000	190,698
Simmons First National Corp., Sub. Notes	6.25	10/1/2035	115,000	115,313
SouthState Bank Corp., Sub. Notes	7.00	6/13/2035	200,000	207,274
Standard Chartered Bank, Sr. Unscd. Notes	4.85	12/3/2027	510,000	512,530
State Street Bank & Trust Co., Sr. Unscd. Notes	4.78	11/23/2029	50,000	50,174
State Street Corp., Sr. Unscd. Notes	2.62	2/7/2033	27,000	23,840
State Street Corp., Sr. Unscd. Notes	3.15	3/30/2031	125,000	117,850
State Street Corp., Sr. Unscd. Notes	4.16	8/4/2033	50,000	47,458
State Street Corp., Sr. Unscd. Notes	4.53	2/20/2029	190,000	189,840
State Street Corp., Sr. Unscd. Notes	4.82	1/26/2034	200,000	195,686
State Street Corp., Sr. Unscd. Notes	5.16	5/18/2034	573,000	570,105
State Street Corp., Sr. Unscd. Notes	5.68	11/21/2029	50,000	51,076
State Street Corp., Sr. Unscd. Notes	5.82	11/4/2028	365,000	370,542
State Street Corp., Sub. Notes	2.20	3/3/2031	245,000	216,612
State Street Corp., Sub. Notes	3.03	11/1/2034	100,000	93,419
State Street Corp., Sub. Notes	6.12	11/21/2034	50,000	51,957
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	3.35	10/18/2027	125,000	123,227
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	4.49	1/15/2032	885,000	860,780
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.05	1/15/2037	250,000	239,865
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.25	7/8/2036	266,000	260,597
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes(a)	5.52	1/13/2028	280,000	283,586
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.56	7/9/2034	276,000	277,731
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.72	9/14/2028	285,000	290,447
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.77	1/13/2033	59,000	60,405
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.80	7/13/2028	325,000	331,764
Sumitomo Mitsui Financial Group, Inc., Sub. Notes	5.80	7/8/2046	94,000	89,260
Sumitomo Mitsui Financial Group, Inc., Sub. Notes	5.84	7/9/2044	65,000	62,824
Sumitomo Mitsui Financial Group, Inc., Sub. Notes	6.18	7/13/2043	50,000	51,009
Synchrony Bank, Sr. Unscd. Notes	5.63	8/23/2027	250,000	252,363
The Bank of Nova Scotia, Sr. Unscd. Notes	4.04	9/15/2028	100,000	99,366
The Bank of Nova Scotia, Sr. Unscd. Notes	4.74	11/10/2032	250,000	244,994
The Bank of Nova Scotia, Sr. Unscd. Notes	4.85	2/1/2030	122,000	121,918
The Bank of Nova Scotia, Sr. Unscd. Notes	5.25	6/12/2028	240,000	243,038
The Bank of Nova Scotia, Sr. Unscd. Notes	5.65	2/1/2034	111,000	113,046
The Goldman Sachs Group, Inc., Sr. Unscd. Bonds	4.22	5/1/2029	180,000	178,162
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.38	7/21/2032	220,000	192,239
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.60	2/7/2030	735,000	678,842
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.62	4/22/2032	430,000	382,560
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.65	10/21/2032	220,000	193,336
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.91	7/21/2042	509,000	354,080
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.10	2/24/2033	180,000	160,868
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.21	4/22/2042	150,000	108,701

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Banks — 5.2% (continued)
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.44	2/24/2043	178,000	130,303
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.80	3/15/2030	627,000	602,248
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.81	4/23/2029	475,000	467,269
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.15	1/21/2029	1,050,000	1,040,122
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.37	10/21/2031	652,000	630,974
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.41	4/23/2039	165,000	144,762
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.52	1/21/2032	200,000	194,150
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.69	10/23/2030	300,000	296,611
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.75	10/21/2045	154,000	129,012
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.94	10/21/2036	500,000	473,149
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.07	1/21/2037	100,000	95,304
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.21	1/28/2031	500,000	501,103
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.22	4/23/2031	400,000	400,678
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.33	7/23/2035	260,000	255,646
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.54	1/21/2047	655,000	602,699
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.85	4/25/2035	95,000	96,589
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	6.25	2/1/2041	681,000	700,345
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	6.48	10/24/2029	238,000	245,558
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	6.56	10/24/2034	30,000	31,858
The Goldman Sachs Group, Inc., Sub. Notes	5.15	5/22/2045	480,000	418,195
The Goldman Sachs Group, Inc., Sub. Notes	6.45	5/1/2036	176,000	183,626
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	77,000	81,731
The PNC Financial Services Group, Inc., Sr. Unscd. Bonds	5.37	7/21/2036	100,000	98,757
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	2.31	4/23/2032	115,000	101,561
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	2.55	1/22/2030	317,000	293,232
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	3.45	4/23/2029	108,000	104,595
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	4.81	10/21/2032	270,000	265,619
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.07	1/24/2034	259,000	254,995
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.35	12/2/2028	115,000	116,012
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.49	5/14/2030	500,000	507,677
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.58	6/12/2029	45,000	45,663
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.58	1/29/2036	85,000	85,348
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.94	8/18/2034	295,000	304,899
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	6.88	10/20/2034	50,000	54,221
The PNC Financial Services Group, Inc., Sub. Notes	4.63	6/6/2033	54,000	51,711
The PNC Financial Services Group, Inc., Sub. Notes	5.42	1/25/2041	50,000	47,846
The Toronto-Dominion Bank, Sr. Unscd. Notes(a)	2.00	9/10/2031	95,000	83,109
The Toronto-Dominion Bank, Sr. Unscd. Notes	2.45	1/12/2032	50,000	43,926
The Toronto-Dominion Bank, Sr. Unscd. Notes	3.20	3/10/2032	55,000	50,047
The Toronto-Dominion Bank, Sr. Unscd. Notes(a)	4.11	10/13/2028	250,000	246,983
The Toronto-Dominion Bank, Sr. Unscd. Notes	4.46	6/8/2032	110,000	106,651
The Toronto-Dominion Bank, Sr. Unscd. Notes	4.69	9/15/2027	153,000	153,257
The Toronto-Dominion Bank, Sr. Unscd. Notes	4.87	4/22/2033	800,000	781,664
The Toronto-Dominion Bank, Sr. Unscd. Notes	4.93	10/15/2035	250,000	239,868
The Toronto-Dominion Bank, Sr. Unscd. Notes	5.16	1/10/2028	80,000	80,598
The Toronto-Dominion Bank, Sr. Unscd. Notes	5.52	7/17/2028	96,000	97,541
Truist Bank, Sr. Unscd. Notes	4.14	10/23/2029	250,000	246,247
Truist Financial Corp., Sr. Unscd. Notes	1.13	8/3/2027	450,000	436,067
Truist Financial Corp., Sr. Unscd. Notes	4.60	1/27/2032	500,000	488,010
Truist Financial Corp., Sr. Unscd. Notes	5.07	5/20/2031	25,000	24,996

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Banks — 5.2% (continued)
Truist Financial Corp., Sr. Unscd. Notes	5.87	6/8/2034	70,000	71,496
Truist Financial Corp., Sr. Unscd. Notes	6.12	10/28/2033	390,000	405,775
Truist Financial Corp., Sr. Unscd. Notes, Ser. I	4.68	4/23/2032	200,000	195,353
Truist Financial Corp., Sub. Notes	4.92	7/28/2033	127,000	122,965
U.S. Bancorp, Sr. Unscd. Notes	4.65	2/1/2029	187,000	186,894
U.S. Bancorp, Sr. Unscd. Notes	4.84	2/1/2034	199,000	192,930
U.S. Bancorp, Sr. Unscd. Notes	5.05	2/12/2031	250,000	250,112
U.S. Bancorp, Sr. Unscd. Notes	5.08	5/15/2031	250,000	250,394
U.S. Bancorp, Sr. Unscd. Notes	5.78	6/12/2029	170,000	173,123
U.S. Bancorp, Sr. Unscd. Notes	5.85	10/21/2033	310,000	319,365
U.S. Bancorp, Sub. Notes	5.72	5/20/2041	300,000	292,706
UBS Group AG, Sr. Unscd. Notes	4.50	6/26/2048	250,000	205,693
Wachovia Corp., Sub. Debs.	5.50	8/1/2035	210,000	208,004
Webster Financial Corp., Sr. Unscd. Notes	4.10	3/25/2029	135,000	131,547
Webster Financial Corp., Sub. Notes	5.78	9/11/2035	230,000	230,271
Wells Fargo & Co., Sr. Unscd. Notes	2.57	2/11/2031	220,000	202,620
Wells Fargo & Co., Sr. Unscd. Notes	2.88	10/30/2030	575,000	539,625
Wells Fargo & Co., Sr. Unscd. Notes	3.35	3/2/2033	865,000	786,602
Wells Fargo & Co., Sr. Unscd. Notes	3.90	5/1/2045	235,000	178,025
Wells Fargo & Co., Sr. Unscd. Notes	4.08	9/15/2029	1,000,000	985,011
Wells Fargo & Co., Sr. Unscd. Notes	4.15	1/24/2029	180,000	177,718
Wells Fargo & Co., Sr. Unscd. Notes	4.48	4/4/2031	360,000	353,739
Wells Fargo & Co., Sr. Unscd. Notes	4.89	9/15/2036	200,000	191,420
Wells Fargo & Co., Sr. Unscd. Notes	4.90	7/25/2033	420,000	412,515
Wells Fargo & Co., Sr. Unscd. Notes	4.97	4/23/2029	595,000	597,258
Wells Fargo & Co., Sr. Unscd. Notes	5.01	4/4/2051	894,000	767,126
Wells Fargo & Co., Sr. Unscd. Notes	5.39	4/24/2034	180,000	180,085
Wells Fargo & Co., Sr. Unscd. Notes	5.56	7/25/2034	126,000	127,045
Wells Fargo & Co., Sr. Unscd. Notes	6.30	10/23/2029	98,000	101,008
Wells Fargo & Co., Sr. Unscd. Notes	6.49	10/23/2034	235,000	249,636
Wells Fargo & Co., Sub. Notes	4.40	6/14/2046	151,000	117,932
Wells Fargo & Co., Sub. Notes	4.90	11/17/2045	130,000	109,149
Wells Fargo & Co., Sub. Notes	5.38	11/2/2043	560,000	508,712
Wells Fargo & Co., Sub. Notes	5.61	1/15/2044	400,000	371,607
Wells Fargo Bank NA, Sub. Notes	5.95	8/26/2036	50,000	51,113
Westpac Banking Corp., Sr. Unscd. Notes	1.95	11/20/2028	390,000	368,516
Westpac Banking Corp., Sr. Unscd. Notes	2.65	1/16/2030	50,000	46,812
Westpac Banking Corp., Sr. Unscd. Notes	3.40	1/25/2028	109,000	107,456
Westpac Banking Corp., Sr. Unscd. Notes	4.04	8/26/2027	400,000	398,575
Westpac Banking Corp., Sr. Unscd. Notes	4.35	7/1/2030	320,000	316,249
Westpac Banking Corp., Sr. Unscd. Notes	4.45	6/12/2031	250,000	245,934
Westpac Banking Corp., Sr. Unscd. Notes	5.46	11/18/2027	735,000	744,841
Westpac Banking Corp., Sr. Unscd. Notes	5.54	11/17/2028	50,000	51,116
Westpac Banking Corp., Sub. Notes	2.67	11/15/2035	45,000	40,254
Westpac Banking Corp., Sub. Notes	2.96	11/16/2040	41,000	29,443
Westpac Banking Corp., Sub. Notes	3.02	11/18/2036	50,000	44,236
Westpac Banking Corp., Sub. Notes	4.11	7/24/2034	50,000	48,569
Westpac Banking Corp., Sub. Notes	5.41	8/10/2033	50,000	49,924

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Banks — 5.2% (continued)
Westpac Banking Corp., Sub. Notes	6.82	11/17/2033	100,000	107,154
Zions Bancorp NA, Sub. Notes	6.82	11/19/2035	385,000	397,982
				115,720,797
Beverage Products — .3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.70	2/1/2036	675,000	642,182
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.90	2/1/2046	586,000	512,399
Anheuser-Busch InBev Finance, Inc., Gtd. Notes	4.63	2/1/2044	100,000	85,461
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.38	4/15/2038	1,242,000	1,134,072
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.95	1/15/2042	25,000	22,799
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes(a)	5.80	1/23/2059	200,000	193,811
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	8.00	11/15/2039	25,000	30,385
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	8.20	1/15/2039	25,000	30,656
Coca-Cola Femsa SAB de CV, Gtd. Notes	5.25	11/26/2043	250,000	232,596
Constellation Brands, Inc., Gtd. Notes	3.15	8/1/2029	135,000	128,562
Constellation Brands, Inc., Gtd. Notes	4.65	11/15/2028	50,000	49,894
Constellation Brands, Inc., Gtd. Notes	5.25	11/15/2048	180,000	159,360
Constellation Brands, Inc., Sr. Unscd. Notes	2.25	8/1/2031	150,000	131,223
Diageo Capital PLC, Gtd. Notes	5.63	10/5/2033	236,000	241,553
Diageo Investment Corp., Gtd. Notes	7.45	4/15/2035	40,000	45,904
Keurig Dr. Pepper, Inc., Gtd. Notes	3.20	5/1/2030	63,000	58,946
Keurig Dr. Pepper, Inc., Gtd. Notes	3.95	4/15/2029	235,000	229,448
Keurig Dr. Pepper, Inc., Gtd. Notes	4.50	11/15/2045	47,000	37,311
Keurig Dr. Pepper, Inc., Gtd. Notes	4.60	5/25/2028	100,000	99,825
Keurig Dr. Pepper, Inc., Gtd. Notes	5.30	3/15/2034	215,000	212,237
Molson Coors Beverage Co., Gtd. Notes(a)	5.00	5/1/2042	105,000	91,916
PepsiCo, Inc., Sr. Unscd. Notes	1.40	2/25/2031	68,000	58,846
PepsiCo, Inc., Sr. Unscd. Notes	3.38	7/29/2049	510,000	346,850
PepsiCo, Inc., Sr. Unscd. Notes	3.45	10/6/2046	50,000	35,645
PepsiCo, Inc., Sr. Unscd. Notes	3.50	3/19/2040	20,000	16,135
PepsiCo, Inc., Sr. Unscd. Notes	3.60	2/18/2028	70,000	69,202
PepsiCo, Inc., Sr. Unscd. Notes	3.60	8/13/2042	25,000	19,309
PepsiCo, Inc., Sr. Unscd. Notes	4.20	7/18/2052	70,000	54,527
PepsiCo, Inc., Sr. Unscd. Notes	4.45	2/7/2028	586,000	586,538
PepsiCo, Inc., Sr. Unscd. Notes	4.65	7/23/2032	50,000	49,677
PepsiCo, Inc., Sr. Unscd. Notes(a)	5.00	2/7/2035	200,000	197,574
PepsiCo, Inc., Sr. Unscd. Notes(a)	5.00	7/23/2035	200,000	197,281
The Coca-Cola Company, Sr. Unscd. Notes	1.38	3/15/2031	290,000	251,241
The Coca-Cola Company, Sr. Unscd. Notes	1.65	6/1/2030	79,000	70,869
The Coca-Cola Company, Sr. Unscd. Notes	2.00	3/5/2031	86,000	76,629
The Coca-Cola Company, Sr. Unscd. Notes	2.50	6/1/2040	220,000	156,774
The Coca-Cola Company, Sr. Unscd. Notes	2.50	3/15/2051	175,000	98,691
The Coca-Cola Company, Sr. Unscd. Notes	3.00	3/5/2051	120,000	75,390
The Coca-Cola Company, Sr. Unscd. Notes(a)	4.65	8/14/2034	500,000	492,682
				7,224,400
Building Materials — .1%
Carrier Global Corp., Sr. Unscd. Notes	2.70	2/15/2031	50,000	45,484
Carrier Global Corp., Sr. Unscd. Notes	2.72	2/15/2030	246,000	228,485
Carrier Global Corp., Sr. Unscd. Notes	3.38	4/5/2040	400,000	309,735
Carrier Global Corp., Sr. Unscd. Notes	3.58	4/5/2050	67,000	46,164
Eagle Materials, Inc., Gtd. Notes	5.00	3/15/2036	265,000	249,622

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Building Materials — .1% (continued)
Fortune Brands Innovations, Inc., Sr. Unscd. Notes	4.50	3/25/2052	25,000	19,564
Johnson Controls International PLC, Sr. Unscd. Notes	4.50	2/15/2047	200,000	163,970
Lennox International, Inc., Gtd. Notes	5.50	9/15/2028	74,000	75,044
Martin Marietta Materials, Inc., Sr. Unscd. Notes	3.20	7/15/2051	45,000	27,970
Martin Marietta Materials, Inc., Sr. Unscd. Notes	4.25	12/15/2047	65,000	49,945
Martin Marietta Materials, Inc., Sr. Unscd. Notes	5.50	12/1/2054	300,000	271,115
Masco Corp., Sr. Unscd. Notes	2.00	10/1/2030	345,000	305,781
Mohawk Industries, Inc., Sr. Unscd. Notes	5.85	9/18/2028	290,000	295,896
Owens Corning, Sr. Unscd. Notes	3.88	6/1/2030	70,000	67,197
Owens Corning, Sr. Unscd. Notes	4.30	7/15/2047	290,000	225,270
Trane Technologies Financing Ltd., Gtd. Notes	3.80	3/21/2029	250,000	244,451
Trane Technologies Holdco, Inc., Gtd. Notes	4.30	2/21/2048	80,000	63,748
Trane Technologies Holdco, Inc., Gtd. Notes	5.75	6/15/2043	26,000	25,859
Vulcan Materials Co., Sr. Unscd. Notes	4.70	3/1/2048	65,000	53,838
Vulcan Materials Co., Sr. Unscd. Notes	5.70	12/1/2054	200,000	187,581
				2,956,719
Chemicals — .3%
Air Products & Chemicals, Inc., Sr. Unscd. Notes	2.05	5/15/2030	31,000	28,088
Air Products & Chemicals, Inc., Sr. Unscd. Notes	2.70	5/15/2040	74,000	53,316
Air Products & Chemicals, Inc., Sr. Unscd. Notes	4.60	2/8/2029	100,000	99,936
Air Products & Chemicals, Inc., Sr. Unscd. Notes	4.85	2/8/2034	245,000	240,606
CF Industries, Inc., Gtd. Notes	4.95	6/1/2043	280,000	244,664
CF Industries, Inc., Gtd. Notes	5.15	3/15/2034	70,000	68,519
CF Industries, Inc., Gtd. Notes	5.38	3/15/2044	60,000	54,797
DuPont de Nemours, Inc., Sr. Unscd. Notes(b)	4.73	11/15/2028	715,000	713,237
Eastman Chemical Co., Sr. Unscd. Notes	4.65	10/15/2044	195,000	160,683
Eastman Chemical Co., Sr. Unscd. Notes	4.80	9/1/2042	100,000	86,006
Eastman Chemical Co., Sr. Unscd. Notes	5.63	2/20/2034	100,000	100,195
Ecolab, Inc., Sr. Unscd. Notes	1.30	1/30/2031	195,000	167,086
Ecolab, Inc., Sr. Unscd. Notes	2.13	2/1/2032	20,000	17,314
Ecolab, Inc., Sr. Unscd. Notes	3.95	12/1/2047	10,000	7,622
Ecolab, Inc., Sr. Unscd. Notes	4.80	3/24/2030	35,000	34,974
Ecolab, Inc., Sr. Unscd. Notes	5.25	1/15/2028	155,000	156,532
Ecolab, Inc., Sr. Unscd. Notes	5.35	6/15/2036	500,000	498,713
EIDP, Inc., Sr. Unscd. Notes	4.80	5/15/2033	29,000	28,148
International Flavors & Fragrances, Inc., Sr. Unscd. Notes	5.00	9/26/2048	69,000	58,287
Linde, Inc., Gtd. Notes	2.00	8/10/2050	130,000	65,741
LYB International Finance III LLC, Gtd. Notes	3.38	10/1/2040	185,000	133,247
LYB International Finance III LLC, Gtd. Notes	3.80	10/1/2060	289,000	175,926
LYB International Finance III LLC, Gtd. Notes	4.20	5/1/2050	265,000	186,329
LyondellBasell Industries NV, Sr. Unscd. Bonds(a)	4.63	2/26/2055	21,000	15,459
NewMarket Corp., Sr. Unscd. Notes	2.70	3/18/2031	25,000	22,471
Nutrien Ltd., Sr. Unscd. Notes	2.95	5/13/2030	78,000	72,675
Nutrien Ltd., Sr. Unscd. Notes	4.13	3/15/2035	100,000	90,404
Nutrien Ltd., Sr. Unscd. Notes	4.20	4/1/2029	20,000	19,708
Nutrien Ltd., Sr. Unscd. Notes	5.40	6/21/2034	500,000	500,307
Rohm and Haas Co., Sr. Unscd. Notes	7.85	7/15/2029	510,000	551,591
RPM International, Inc., Sr. Unscd. Notes	4.55	3/1/2029	65,000	64,520
The Dow Chemical Company, Sr. Unscd. Bonds	7.38	11/1/2029	138,000	148,323
The Dow Chemical Company, Sr. Unscd. Notes	4.38	11/15/2042	110,000	86,919

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Chemicals — .3% (continued)
The Dow Chemical Company, Sr. Unscd. Notes	4.63	10/1/2044	332,000	263,086
The Dow Chemical Company, Sr. Unscd. Notes	4.80	5/15/2049	50,000	38,611
The Dow Chemical Company, Sr. Unscd. Notes	5.25	11/15/2041	313,000	277,417
The Mosaic Company, Sr. Unscd. Notes	4.88	11/15/2041	10,000	8,710
The Sherwin-Williams Company, Sr. Unscd. Notes	2.30	5/15/2030	36,000	32,739
The Sherwin-Williams Company, Sr. Unscd. Notes	2.95	8/15/2029	229,000	217,100
The Sherwin-Williams Company, Sr. Unscd. Notes	3.30	5/15/2050	85,000	54,953
The Sherwin-Williams Company, Sr. Unscd. Notes	4.00	12/15/2042	40,000	31,502
The Sherwin-Williams Company, Sr. Unscd. Notes	4.50	6/1/2047	25,000	20,276
Westlake Corp., Sr. Unscd. Notes	4.38	11/15/2047	340,000	251,959
				6,148,696
Commercial & Professional Services — .2%
Brown University, Bonds, Ser. A	2.92	9/1/2050	130,000	81,935
California Institute of Technology, Sr. Unscd. Bonds	4.70	11/1/2111	35,000	26,747
Duke University, Unscd. Bonds, Ser. 2020	2.83	10/1/2055	225,000	134,011
Emory University, Unscd. Notes, Ser. 2020	2.14	9/1/2030	115,000	104,024
Equifax, Inc., Sr. Unscd. Notes(a)	2.35	9/15/2031	100,000	87,143
Equifax, Inc., Sr. Unscd. Notes	5.10	6/1/2028	434,000	436,317
Global Payments, Inc., Sr. Unscd. Notes	3.20	8/15/2029	203,000	191,525
Global Payments, Inc., Sr. Unscd. Notes	4.95	8/15/2027	25,000	25,073
Global Payments, Inc., Sr. Unscd. Notes	5.30	8/15/2029	50,000	50,062
Global Payments, Inc., Sr. Unscd. Notes	5.40	8/15/2032	40,000	39,405
Global Payments, Inc., Sr. Unscd. Notes(a)	5.95	8/15/2052	250,000	226,510
Massachusetts Institute of Technology, Unscd. Bonds	3.96	7/1/2038	25,000	22,450
Massachusetts Institute of Technology, Unscd. Notes	3.07	4/1/2052	400,000	256,440
Moody’s Corp., Sr. Unscd. Notes	3.25	1/15/2028	150,000	147,581
Moody’s Corp., Sr. Unscd. Notes	4.88	12/17/2048	75,000	63,017
Moody’s Corp., Sr. Unscd. Notes	5.00	8/5/2034	200,000	195,713
Northwestern University, Unscd. Bonds	4.64	12/1/2044	65,000	59,806
Northwestern University, Unscd. Bonds, Ser. 2017	3.66	12/1/2057	200,000	139,235
PayPal Holdings, Inc., Sr. Unscd. Notes	2.85	10/1/2029	100,000	94,233
PayPal Holdings, Inc., Sr. Unscd. Notes(a)	4.40	6/1/2032	84,000	80,769
PayPal Holdings, Inc., Sr. Unscd. Notes	5.50	6/1/2054	120,000	106,505
PayPal Holdings, Inc., Sr. Unscd. Notes	5.55	6/1/2036	500,000	491,265
President & Fellows of Harvard College, Unscd. Bonds	5.26	3/15/2036	50,000	50,644
Quanta Services, Inc., Sr. Unscd. Notes	3.05	10/1/2041	55,000	39,367
Quanta Services, Inc., Sr. Unscd. Notes	5.25	8/9/2034	135,000	133,427
RELX Capital, Inc., Gtd. Notes	4.00	3/18/2029	99,000	97,129
S&P Global, Inc., Gtd. Notes	1.25	8/15/2030	10,000	8,680
S&P Global, Inc., Gtd. Notes	2.50	12/1/2029	467,000	434,402
S&P Global, Inc., Gtd. Notes	2.95	3/1/2029	180,000	172,361
S&P Global, Inc., Gtd. Notes	3.90	3/1/2062	130,000	88,860
S&P Global, Inc., Gtd. Notes	4.25	5/1/2029	120,000	118,490
The Ford Foundation, Unscd. Bonds, Ser. 2020	2.82	6/1/2070	43,000	22,845
The George Washington University, Unscd. Notes, Ser. 2014	4.30	9/15/2044	70,000	57,102
The Georgetown University, Sr. Unscd. Bonds	5.12	4/1/2053	50,000	44,159
The Georgetown University, Sr. Unscd. Bonds, Ser. 20A	2.94	4/1/2050	100,000	62,050
The Georgetown University, Unscd. Bonds, Ser. B	4.32	4/1/2049	50,000	39,684
The Johns Hopkins University, Sr. Unscd. Bonds, Ser. A(a)	2.81	1/1/2060	25,000	13,819
The Leland Stanford Junior University, Unscd. Bonds	2.41	6/1/2050	125,000	70,705

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Commercial & Professional Services — .2% (continued)
The Trustees of Princeton University, Unscd. Bonds, Ser. 2020	2.52	7/1/2050	50,000	29,733
The Trustees of the University of Pennsylvania, Unscd. Bonds, Ser. 2020	2.40	10/1/2050	60,000	33,573
The University of Chicago, Unscd. Bonds	4.00	10/1/2053	47,000	35,910
The University of Chicago, Unscd. Bonds, Ser. 20B	2.76	4/1/2045	130,000	100,759
The Washington University, Sr. Unscd. Bonds	4.35	4/15/2122	25,000	17,869
The Washington University, Sr. Unscd. Bonds, Ser. 2022	3.52	4/15/2054	125,000	87,003
Thomas Jefferson University, Scd. Bonds	3.85	11/1/2057	100,000	68,456
TR Finance LLC, Gtd. Notes	5.65	11/23/2043	50,000	47,345
University of Notre Dame du Lac, Unscd. Bonds, Ser. 2015	3.44	2/15/2045	30,000	22,370
University of Southern California, Unscd. Bonds, Ser. 2017	3.84	10/1/2047	75,000	58,066
Verisk Analytics, Inc., Sr. Unscd. Notes	3.63	5/15/2050	45,000	30,270
Verisk Analytics, Inc., Sr. Unscd. Notes	5.50	6/15/2045	50,000	45,749
William Marsh Rice University, Unscd. Bonds	3.57	5/15/2045	215,000	164,667
Yale University, Unscd. Bonds, Ser. 2020	1.48	4/15/2030	50,000	44,826
Yale University, Unscd. Bonds, Ser. 2020	2.40	4/15/2050	50,000	28,626
				5,328,712
Consumer Discretionary — .2%
Choice Hotels International, Inc., Sr. Unscd. Notes	3.70	12/1/2029	120,000	115,033
Choice Hotels International, Inc., Sr. Unscd. Notes	3.70	1/15/2031	65,000	60,942
D.R. Horton, Inc., Gtd. Notes	5.50	10/15/2035	500,000	499,637
Hasbro, Inc., Sr. Unscd. Notes	3.90	11/19/2029	70,000	67,770
Hasbro, Inc., Sr. Unscd. Notes	6.05	5/14/2034	217,000	223,252
Hasbro, Inc., Sr. Unscd. Notes	6.35	3/15/2040	50,000	51,390
Hyatt Hotels Corp., Sr. Unscd. Notes	4.38	9/15/2028	50,000	49,537
Hyatt Hotels Corp., Sr. Unscd. Notes(a)	5.05	3/30/2028	100,000	100,367
Hyatt Hotels Corp., Sr. Unscd. Notes	5.75	4/23/2030	75,000	76,370
Hyatt Hotels Corp., Sr. Unscd. Notes	5.75	3/30/2032	106,000	107,888
Las Vegas Sands Corp., Sr. Unscd. Notes	3.90	8/8/2029	60,000	57,798
Las Vegas Sands Corp., Sr. Unscd. Notes	6.20	8/15/2034	130,000	131,309
Leggett & Platt, Inc., Sr. Unscd. Notes	3.50	11/15/2027	199,000	195,141
Lennar Corp., Gtd. Notes	4.75	11/29/2027	660,000	660,593
Marriott International, Inc., Sr. Unscd. Notes	4.80	3/15/2030	383,000	381,194
Marriott International, Inc., Sr. Unscd. Notes	5.35	3/15/2035	100,000	98,871
Marriott International, Inc., Sr. Unscd. Notes, Ser. AA	4.65	12/1/2028	95,000	94,868
Marriott International, Inc., Sr. Unscd. Notes, Ser. GG	3.50	10/15/2032	150,000	136,499
Mattel, Inc., Sr. Unscd. Notes	5.45	11/1/2041	25,000	22,446
Polaris, Inc., Sr. Unscd. Notes	5.60	3/1/2031	450,000	447,206
Polaris, Inc., Sr. Unscd. Notes	6.95	3/15/2029	100,000	104,183
PulteGroup, Inc., Gtd. Notes	6.00	2/15/2035	25,000	25,742
Sands China Ltd., Sr. Unscd. Notes	5.40	8/8/2028	204,000	205,121
Sekisui House US, Inc., Gtd. Notes	2.50	1/15/2031	342,000	299,397
Sekisui House US, Inc., Gtd. Notes	3.97	8/6/2061	240,000	150,018
W.W. Grainger, Inc., Sr. Unscd. Notes	4.20	5/15/2047	90,000	71,898
				4,434,470
Consumer Durables & Apparel — .0%
NIKE, Inc., Sr. Unscd. Notes	3.88	11/1/2045	250,000	190,048
Ralph Lauren Corp., Sr. Unscd. Notes	2.95	6/15/2030	110,000	102,509
				292,557
Consumer Staples — .2%
Avery Dennison Corp., Sr. Unscd. Notes	4.88	12/6/2028	130,000	130,290

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Consumer Staples — .2% (continued)
Colgate-Palmolive Co., Sr. Unscd. Notes	3.10	8/15/2027	470,000	464,371
Colgate-Palmolive Co., Sr. Unscd. Notes	3.70	8/1/2047	125,000	93,130
Haleon US Capital LLC, Gtd. Notes	3.38	3/24/2029	313,000	302,720
Kenvue, Inc., Gtd. Notes	4.90	3/22/2033	315,000	311,247
Kenvue, Inc., Gtd. Notes	5.00	3/22/2030	430,000	432,087
Kenvue, Inc., Gtd. Notes	5.05	3/22/2028	120,000	120,858
Kenvue, Inc., Gtd. Notes	5.10	3/22/2043	95,000	86,968
Kimberly-Clark Corp., Sr. Unscd. Notes	1.05	9/15/2027	45,000	43,469
Kimberly-Clark Corp., Sr. Unscd. Notes	3.90	5/4/2047	95,000	71,864
Kimberly-Clark Corp., Sr. Unscd. Notes	3.95	11/1/2028	210,000	207,629
The Clorox Company, Sr. Unscd. Notes	1.80	5/15/2030	110,000	98,065
The Clorox Company, Sr. Unscd. Notes	3.10	10/1/2027	135,000	132,718
The Clorox Company, Sr. Unscd. Notes	4.60	5/1/2032	75,000	72,847
The Estee Lauder Companies, Inc., Sr. Unscd. Notes	3.13	12/1/2049	60,000	37,977
The Estee Lauder Companies, Inc., Sr. Unscd. Notes	4.38	6/15/2045	100,000	81,057
The Estee Lauder Companies, Inc., Sr. Unscd. Notes	5.15	5/15/2053	74,000	64,177
The Procter & Gamble Company, Sr. Unscd. Notes	1.20	10/29/2030	438,000	380,954
The Procter & Gamble Company, Sr. Unscd. Notes	1.95	4/23/2031	250,000	221,727
The Procter & Gamble Company, Sr. Unscd. Notes	2.85	8/11/2027	150,000	147,889
The Procter & Gamble Company, Sr. Unscd. Notes	3.00	3/25/2030	285,000	269,754
Unilever Capital Corp., Gtd. Notes	2.13	9/6/2029	215,000	200,017
Unilever Capital Corp., Gtd. Notes	4.88	9/8/2028	100,000	100,815
Unilever Capital Corp., Gtd. Notes	5.00	12/8/2033	100,000	99,989
Unilever Capital Corp., Gtd. Notes	5.90	11/15/2032	100,000	105,629
Unilever Capital Corp., Gtd. Notes, Ser. 30Y	2.63	8/12/2051	65,000	38,070
				4,316,318
Diversified Financials — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	3.40	10/29/2033	251,000	219,355
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	3.85	10/29/2041	220,000	171,489
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	4.88	4/1/2028	530,000	530,729
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	6.15	9/30/2030	543,000	562,004
Affiliated Managers Group, Inc., Sr. Unscd. Notes	3.30	6/15/2030	67,000	62,993
Ally Financial, Inc., Gtd. Notes	8.00	11/1/2031	40,000	44,146
Ally Financial, Inc., Sr. Unscd. Notes	5.74	5/15/2029	300,000	303,372
Ally Financial, Inc., Sr. Unscd. Notes	6.18	7/26/2035	100,000	100,353
Ally Financial, Inc., Sr. Unscd. Notes	6.85	1/3/2030	30,000	31,057
Ally Financial, Inc., Sr. Unscd. Notes	8.00	11/1/2031	220,000	243,067
American Express Co., Sr. Unscd. Notes	4.35	7/20/2029	100,000	99,423
American Express Co., Sr. Unscd. Notes	4.46	2/10/2032	250,000	244,352
American Express Co., Sr. Unscd. Notes	4.73	4/25/2029	100,000	100,088
American Express Co., Sr. Unscd. Notes	4.92	7/20/2033	100,000	98,599
American Express Co., Sr. Unscd. Notes	5.02	4/25/2031	150,000	150,475
American Express Co., Sr. Unscd. Notes	5.04	5/1/2034	320,000	315,739
American Express Co., Sr. Unscd. Notes	5.28	7/27/2029	45,000	45,481
American Express Co., Sr. Unscd. Notes	5.28	7/26/2035	100,000	99,279
American Express Co., Sr. Unscd. Notes	5.53	4/25/2030	225,000	228,904
American Express Co., Sr. Unscd. Notes	5.67	4/25/2036	531,000	538,324
American Express Co., Sub. Notes	5.63	7/28/2034	45,000	45,233
Apollo Debt Solutions BDC, Sr. Unscd. Notes	6.90	4/13/2029	100,000	102,248
Apollo Global Management, Inc., Gtd. Notes	5.15	8/12/2035	100,000	95,560

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Diversified Financials — 1.0% (continued)
Apollo Global Management, Inc., Gtd. Notes	6.38	11/15/2033	247,000	259,101
Ares Capital Corp., Sr. Unscd. Bonds(a)	5.80	3/8/2032	35,000	34,429
Ares Capital Corp., Sr. Unscd. Notes	5.25	4/12/2031	85,000	82,183
Ares Management Corp., Gtd. Notes	5.60	10/11/2054	100,000	86,768
Ares Strategic Income Fund, Sr. Unscd. Notes	5.60	2/15/2030	85,000	83,280
Ares Strategic Income Fund, Sr. Unscd. Notes	5.70	3/15/2028	100,000	99,995
BGC Group, Inc., Sr. Unscd. Notes	6.60	6/10/2029	260,000	267,027
BGC Group, Inc., Sr. Unscd. Notes	8.00	5/25/2028	30,000	31,267
Blackrock Finance, Inc., Sr. Unscd. Notes	2.40	4/30/2030	54,000	49,649
BlackRock, Inc., Sr. Unscd. Notes	3.25	4/30/2029	700,000	676,800
Blackstone Private Credit Fund, Sr. Unscd. Notes	5.05	9/10/2030	200,000	190,974
Blackstone Private Credit Fund, Sr. Unscd. Notes	5.25	4/1/2030	50,000	48,283
Blackstone Private Credit Fund, Sr. Unscd. Notes	5.60	11/22/2029	260,000	255,602
Blackstone Secured Lending Fund, Sr. Unscd. Notes	5.25	9/4/2029	600,000	590,275
Blue Owl Credit Income Corp., Sr. Unscd. Notes	6.65	3/15/2031	360,000	357,546
Blue Owl Finance LLC, Gtd. Notes	4.13	10/7/2051	100,000	65,933
Capital One Financial Corp., Sr. Unscd. Notes	3.80	1/31/2028	461,000	454,958
Capital One Financial Corp., Sr. Unscd. Notes	5.20	9/11/2036	200,000	191,151
Capital One Financial Corp., Sr. Unscd. Notes	5.27	5/10/2033	135,000	133,765
Capital One Financial Corp., Sr. Unscd. Notes	5.82	2/1/2034	243,000	245,937
Capital One Financial Corp., Sr. Unscd. Notes	6.38	6/8/2034	30,000	31,244
Capital One Financial Corp., Sr. Unscd. Notes	6.70	11/29/2032	60,000	64,354
Capital One Financial Corp., Sr. Unscd. Notes	7.96	11/2/2034	187,000	211,572
Capital One Financial Corp., Sub. Notes	2.36	7/29/2032	199,000	170,882
Capital One Financial Corp., Sub. Notes	6.18	1/30/2036	120,000	120,252
Capital Southwest Corp., Sr. Unscd. Notes	5.95	9/18/2030	200,000	198,135
Carlyle Secured Lending, Inc., Sr. Unscd. Notes	6.75	2/18/2030	500,000	499,793
CBOE Global Markets, Inc., Sr. Unscd. Notes	1.63	12/15/2030	95,000	82,165
CI Financial Corp., Sr. Unscd. Notes	3.20	12/17/2030	715,000	646,769
CME Group, Inc., Sr. Unscd. Notes	5.30	9/15/2043	450,000	427,240
Enact Holdings, Inc., Sr. Unscd. Notes	6.25	5/28/2029	50,000	51,252
Franklin BSP Capital Corp., Sr. Unscd. Notes	7.20	6/15/2029	100,000	102,075
Goldman Sachs Private Credit Corp., Sr. Unscd. Notes(b)	6.15	6/16/2031	488,000	481,322
Golub Capital Private Credit Fund, Sr. Unscd. Notes(b)	5.60	4/15/2031	120,000	114,515
Golub Capital Private Credit Fund, Sr. Unscd. Notes	5.88	5/1/2030	50,000	49,027
HPS Corporate Lending Fund, Sr. Unscd. Notes	5.45	11/15/2030	600,000	575,265
HPS Corporate Lending Fund, Sr. Unscd. Notes	5.95	4/14/2032	115,000	111,413
HPS Corporate Lending Fund, Sr. Unscd. Notes	6.75	1/30/2029	150,000	152,424
Intercontinental Exchange, Inc., Gtd. Notes	3.10	9/15/2027	45,000	44,337
Intercontinental Exchange, Inc., Sr. Unscd. Notes	2.65	9/15/2040	100,000	70,206
Intercontinental Exchange, Inc., Sr. Unscd. Notes	3.00	6/15/2050	399,000	246,755
Intercontinental Exchange, Inc., Sr. Unscd. Notes	3.00	9/15/2060	50,000	27,760
Intercontinental Exchange, Inc., Sr. Unscd. Notes	4.00	9/15/2027	801,000	797,151
Intercontinental Exchange, Inc., Sr. Unscd. Notes	4.25	9/21/2048	15,000	11,710
Intercontinental Exchange, Inc., Sr. Unscd. Notes	4.35	6/15/2029	307,000	303,837
Intercontinental Exchange, Inc., Sr. Unscd. Notes	5.25	6/15/2031	275,000	278,352
Jefferies Financial Group, Inc., Sr. Unscd. Debs.	6.25	1/15/2036	100,000	100,447
Jefferies Financial Group, Inc., Sr. Unscd. Notes	2.63	10/15/2031	250,000	216,496
Jefferies Financial Group, Inc., Sr. Unscd. Notes	2.75	10/15/2032	100,000	84,710
Jefferies Financial Group, Inc., Sr. Unscd. Notes	6.50	1/20/2043	50,000	49,012

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Diversified Financials — 1.0% (continued)
Lazard Group LLC, Sr. Unscd. Notes	4.50	9/19/2028	10,000	9,936
LPL Holdings, Inc., Gtd. Notes	6.00	5/20/2034	50,000	50,340
LPL Holdings, Inc., Gtd. Notes	6.75	11/17/2028	295,000	305,843
Mastercard, Inc., Sr. Unscd. Notes	2.95	6/1/2029	200,000	191,444
Mastercard, Inc., Sr. Unscd. Notes	3.35	3/26/2030	48,000	45,803
Mastercard, Inc., Sr. Unscd. Notes	3.50	2/26/2028	130,000	128,239
Mastercard, Inc., Sr. Unscd. Notes	3.65	6/1/2049	325,000	231,622
Mastercard, Inc., Sr. Unscd. Notes	3.95	2/26/2048	60,000	45,307
Mastercard, Inc., Sr. Unscd. Notes(a)	4.88	3/9/2028	90,000	90,538
Mastercard, Inc., Sr. Unscd. Notes	4.88	5/9/2034	200,000	197,028
Nasdaq, Inc., Sr. Unscd. Notes	1.65	1/15/2031	55,000	47,838
Nasdaq, Inc., Sr. Unscd. Notes	3.25	4/28/2050	168,000	107,585
Nasdaq, Inc., Sr. Unscd. Notes	3.95	3/7/2052	22,000	15,666
Nasdaq, Inc., Sr. Unscd. Notes	5.55	2/15/2034	159,000	160,798
Nasdaq, Inc., Sr. Unscd. Notes	6.10	6/28/2063	50,000	48,522
Nomura Holdings, Inc., Sr. Unscd. Notes	2.61	7/14/2031	200,000	176,658
Nomura Holdings, Inc., Sr. Unscd. Notes	3.00	1/22/2032	395,000	351,891
Nomura Holdings, Inc., Sr. Unscd. Notes	6.07	7/12/2028	235,000	240,252
Nomura Holdings, Inc., Sub. Notes	5.04	6/10/2036	200,000	193,719
Oaktree Specialty Lending Corp., Sr. Unscd. Notes	6.34	2/27/2030	50,000	49,489
Oaktree Strategic Credit Fund, Sr. Unscd. Notes	8.40	11/14/2028	50,000	52,440
ORIX Corp., Sr. Unscd. Notes	4.00	4/13/2032	52,000	49,177
ORIX Corp., Sr. Unscd. Notes	4.45	9/9/2030	200,000	195,603
ORIX Corp., Sr. Unscd. Notes(a)	5.00	9/13/2027	65,000	65,246
Private Export Funding Corp., Govt. Gtd. Notes, Ser. PP	1.40	7/15/2028	50,000	47,106
Private Export Funding Corp., Govt. Gtd. Notes, Ser. SS	4.60	2/15/2034	250,000	247,160
Raymond James Financial, Inc., Sr. Unscd. Notes	3.75	4/1/2051	50,000	34,599
Raymond James Financial, Inc., Sr. Unscd. Notes	4.65	4/1/2030	372,000	369,827
Raymond James Financial, Inc., Sr. Unscd. Notes(a)	4.90	9/11/2035	150,000	143,139
Raymond James Financial, Inc., Sr. Unscd. Notes	4.95	7/15/2046	33,000	28,303
Raymond James Financial, Inc., Sr. Unscd. Notes(a)	5.65	9/11/2055	200,000	185,137
Sumisho Air Lease Corp., Sr. Unscd. Notes	2.10	9/1/2028	25,000	23,620
Sumisho Air Lease Corp., Sr. Unscd. Notes	3.00	2/1/2030	30,000	27,909
Sumisho Air Lease Corp., Sr. Unscd. Notes	3.13	12/1/2030	402,000	369,437
Sumisho Air Lease Corp., Sr. Unscd. Notes(b)	4.50	3/24/2029	700,000	691,713
Sumisho Air Lease Corp., Sr. Unscd. Notes	4.63	10/1/2028	111,000	110,327
Synchrony Financial, Sr. Unscd. Notes	5.45	3/6/2031	100,000	99,548
Synchrony Financial, Sr. Unscd. Notes	6.00	7/29/2036	50,000	49,290
The Charles Schwab Corp., Sr. Unscd. Notes	1.95	12/1/2031	200,000	172,412
The Charles Schwab Corp., Sr. Unscd. Notes(a)	2.30	5/13/2031	247,000	219,698
The Charles Schwab Corp., Sr. Unscd. Notes	2.75	10/1/2029	159,000	149,676
The Charles Schwab Corp., Sr. Unscd. Notes	4.91	11/14/2036	200,000	191,098
The Charles Schwab Corp., Sr. Unscd. Notes	5.49	5/21/2037	300,000	297,944
The Charles Schwab Corp., Sr. Unscd. Notes	5.85	5/19/2034	165,000	169,755
The Charles Schwab Corp., Sr. Unscd. Notes	6.14	8/24/2034	25,000	26,116
The Western Union Company, Sr. Unscd. Notes	2.75	3/15/2031	70,000	62,463
Visa, Inc., Sr. Unscd. Notes	1.10	2/15/2031	200,000	171,833
Visa, Inc., Sr. Unscd. Notes	2.05	4/15/2030	17,000	15,518
Visa, Inc., Sr. Unscd. Notes	2.70	4/15/2040	105,000	77,293
Visa, Inc., Sr. Unscd. Notes	3.65	9/15/2047	173,000	127,439

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Diversified Financials — 1.0% (continued)
Visa, Inc., Sr. Unscd. Notes	4.10	2/12/2031	15,000	14,706
Visa, Inc., Sr. Unscd. Notes	4.15	12/14/2035	174,000	162,659
Visa, Inc., Sr. Unscd. Notes	4.30	12/14/2045	102,000	84,066
Voya Financial, Inc., Gtd. Notes	4.80	6/15/2046	50,000	42,208
Voya Financial, Inc., Gtd. Notes	5.70	7/15/2043	50,000	47,502
				22,468,150
Electronic Components — .1%
Allegion US Holding Co., Inc., Gtd. Notes	3.55	10/1/2027	90,000	88,956
Arrow Electronics, Inc., Sr. Unscd. Notes	2.95	2/15/2032	115,000	100,991
Emerson Electric Co., Sr. Unscd. Notes	1.95	10/15/2030	250,000	223,196
Emerson Electric Co., Sr. Unscd. Notes	2.20	12/21/2031	30,000	26,294
Emerson Electric Co., Sr. Unscd. Notes	2.80	12/21/2051	120,000	71,572
Fortive Corp., Sr. Unscd. Notes	4.30	6/15/2046	53,000	41,579
Honeywell International, Inc., Sr. Unscd. Notes	1.75	9/1/2031	275,000	236,561
Honeywell International, Inc., Sr. Unscd. Notes	1.95	6/1/2030	125,000	112,553
Honeywell International, Inc., Sr. Unscd. Notes	3.81	11/21/2047	110,000	81,043
Hubbell, Inc., Sr. Unscd. Notes	3.15	8/15/2027	155,000	152,912
Jabil, Inc., Sr. Unscd. Notes	3.95	1/12/2028	10,000	9,880
Keysight Technologies, Inc., Sr. Unscd. Notes	3.00	10/30/2029	88,000	83,073
nVent Finance Sarl, Gtd. Notes	2.75	11/15/2031	100,000	88,482
Tyco Electronics Group SA, Gtd. Notes	3.13	8/15/2027	345,000	340,463
Vontier Corp., Gtd. Notes	2.40	4/1/2028	40,000	38,409
Vontier Corp., Gtd. Notes	2.95	4/1/2031	215,000	194,048
				1,890,012
Energy — 1.6%
APA Corp., Sr. Unscd. Notes	4.25	1/15/2030	44,000	42,921
APA Corp., Sr. Unscd. Notes	5.10	9/1/2040	27,000	24,308
APA Corp., Sr. Unscd. Notes	6.00	1/15/2037	100,000	99,749
Baker Hughes Holdings LLC, Sr. Unscd. Notes	5.13	9/15/2040	34,000	31,686
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc., Sr. Unscd. Notes	3.34	12/15/2027	200,000	196,966
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., Gtd. Notes	4.35	6/15/2031	1,000,000	971,734
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., Sr. Unscd. Notes	4.08	12/15/2047	75,000	57,140
Boardwalk Pipelines LP, Gtd. Notes	5.38	2/15/2036	200,000	194,960
BP Capital Markets America, Inc., Gtd. Notes	1.75	8/10/2030	366,000	325,537
BP Capital Markets America, Inc., Gtd. Notes	2.72	1/12/2032	250,000	222,814
BP Capital Markets America, Inc., Gtd. Notes	2.77	11/10/2050	166,000	97,389
BP Capital Markets America, Inc., Gtd. Notes	3.38	2/8/2061	200,000	122,326
BP Capital Markets America, Inc., Gtd. Notes	3.94	9/21/2028	120,000	118,396
BP Capital Markets America, Inc., Gtd. Notes	4.81	2/13/2033	79,000	77,397
BP Capital Markets America, Inc., Gtd. Notes	4.97	10/17/2029	500,000	503,437
BP Capital Markets America, Inc., Gtd. Notes	5.23	11/17/2034	200,000	199,875
BP Capital Markets PLC, Gtd. Notes	3.28	9/19/2027	460,000	454,628
Canadian Natural Resources Ltd., Sr. Unscd. Notes	2.95	7/15/2030	186,000	172,800
Canadian Natural Resources Ltd., Sr. Unscd. Notes	5.00	12/15/2029	200,000	201,031
Cenovus Energy, Inc., Sr. Unscd. Notes	3.75	2/15/2052	145,000	99,728
Cenovus Energy, Inc., Sr. Unscd. Notes	5.25	6/15/2037	27,000	25,637
Cenovus Energy, Inc., Sr. Unscd. Notes	6.75	11/15/2039	2,000	2,158
Cheniere Corpus Christi Holdings LLC, Sr. Scd. Notes	2.74	12/31/2039	10,000	8,374
Cheniere Energy Partners LP, Gtd. Notes	3.25	1/31/2032	117,000	105,752
Cheniere Energy Partners LP, Gtd. Notes	5.95	6/30/2033	325,000	334,618

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Energy — 1.6% (continued)
Chevron Corp., Sr. Unscd. Notes	2.24	5/11/2030	40,000	36,603
Chevron Corp., Sr. Unscd. Notes	3.08	5/11/2050	175,000	111,752
Chevron USA, Inc., Gtd. Notes	3.25	10/15/2029	165,000	158,488
Chevron USA, Inc., Gtd. Notes	3.95	8/13/2027	200,000	199,441
Chevron USA, Inc., Gtd. Notes	4.05	8/13/2028	200,000	198,860
Chevron USA, Inc., Gtd. Notes	5.25	11/15/2043	85,000	80,934
ConocoPhillips, Gtd. Notes	4.88	10/1/2047	65,000	55,498
ConocoPhillips Co., Gtd. Notes	3.76	3/15/2042	355,000	276,820
ConocoPhillips Co., Gtd. Notes	4.03	3/15/2062	354,000	244,097
ConocoPhillips Co., Gtd. Notes	5.55	3/15/2054	298,000	274,591
ConocoPhillips Co., Gtd. Notes	5.65	1/15/2065	300,000	274,519
DCP Midstream Operating LP, Gtd. Notes	5.60	4/1/2044	56,000	51,634
Devon Energy Corp., Sr. Unscd. Notes	4.50	1/15/2030	254,000	251,006
Devon Energy Corp., Sr. Unscd. Notes	4.75	5/15/2042	75,000	64,481
Devon Energy Corp., Sr. Unscd. Notes	5.25	10/15/2027	30,000	30,005
Devon Energy Corp., Sr. Unscd. Notes	5.60	7/15/2041	145,000	139,102
Devon Energy Corp., Sr. Unscd. Notes	5.75	9/15/2054	450,000	414,539
Diamondback Energy, Inc., Gtd. Notes	3.50	12/1/2029	281,000	269,577
Diamondback Energy, Inc., Gtd. Notes	5.40	4/18/2034	300,000	299,224
Diamondback Energy, Inc., Gtd. Notes	6.25	3/15/2033	47,000	49,280
Eastern Gas Transmission & Storage, Inc., Sr. Unscd. Notes	4.80	11/1/2043	40,000	34,547
Enbridge Energy Partners LP, Gtd. Notes	5.50	9/15/2040	60,000	57,392
Enbridge, Inc., Gtd. Notes	4.00	11/15/2049	200,000	145,120
Enbridge, Inc., Gtd. Notes	5.50	12/1/2046	5,000	4,613
Enbridge, Inc., Gtd. Notes	5.70	3/8/2033	500,000	509,942
Enbridge, Inc., Sub. Notes	7.38	3/15/2055	95,000	99,040
Energy Transfer LP, Gtd. Notes	5.35	5/15/2045	103,000	90,075
Energy Transfer LP, Gtd. Notes, Ser. 20Y	5.80	6/15/2038	105,000	104,431
Energy Transfer LP, Sr. Unscd. Notes	4.90	3/15/2035	98,000	93,233
Energy Transfer LP, Sr. Unscd. Notes	4.95	6/15/2028	325,000	326,143
Energy Transfer LP, Sr. Unscd. Notes	5.00	5/15/2050	125,000	101,188
Energy Transfer LP, Sr. Unscd. Notes	5.30	4/1/2044	100,000	88,135
Energy Transfer LP, Sr. Unscd. Notes	5.30	4/15/2047	50,000	43,082
Energy Transfer LP, Sr. Unscd. Notes	5.40	10/1/2047	105,000	91,512
Energy Transfer LP, Sr. Unscd. Notes	5.55	5/15/2034	100,000	99,917
Energy Transfer LP, Sr. Unscd. Notes	5.60	9/1/2034	100,000	100,300
Energy Transfer LP, Sr. Unscd. Notes	5.95	10/1/2043	25,000	23,724
Energy Transfer LP, Sr. Unscd. Notes	6.10	12/1/2028	10,000	10,277
Energy Transfer LP, Sr. Unscd. Notes	6.20	4/1/2055	400,000	379,586
Energy Transfer LP, Sr. Unscd. Notes	6.25	4/15/2049	165,000	158,692
Energy Transfer LP, Sr. Unscd. Notes	6.40	12/1/2030	20,000	20,987
Energy Transfer LP, Sr. Unscd. Notes	6.50	2/1/2042	810,000	830,097
Energy Transfer LP, Sr. Unscd. Notes	6.55	12/1/2033	60,000	63,902
ENI USA, Inc., Gtd. Debs.	7.30	11/15/2027	10,000	10,323
Enterprise Products Operating LLC, Gtd. Bonds	6.45	9/1/2040	55,000	58,486
Enterprise Products Operating LLC, Gtd. Notes	2.80	1/31/2030	50,000	46,841
Enterprise Products Operating LLC, Gtd. Notes	3.20	2/15/2052	23,000	14,466
Enterprise Products Operating LLC, Gtd. Notes	3.70	1/31/2051	120,000	84,105
Enterprise Products Operating LLC, Gtd. Notes	3.95	1/31/2060	107,000	74,241
Enterprise Products Operating LLC, Gtd. Notes	4.15	10/16/2028	70,000	69,379

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Energy — 1.6% (continued)
Enterprise Products Operating LLC, Gtd. Notes	4.20	1/31/2050	50,000	38,440
Enterprise Products Operating LLC, Gtd. Notes	4.25	2/15/2048	260,000	203,874
Enterprise Products Operating LLC, Gtd. Notes	4.45	2/15/2043	40,000	33,683
Enterprise Products Operating LLC, Gtd. Notes	4.80	2/1/2049	328,000	276,518
Enterprise Products Operating LLC, Gtd. Notes	4.85	8/15/2042	225,000	200,524
Enterprise Products Operating LLC, Gtd. Notes	4.85	3/15/2044	40,000	35,085
Enterprise Products Operating LLC, Gtd. Notes	4.95	2/15/2035	352,000	343,181
Enterprise Products Operating LLC, Gtd. Notes	5.10	2/15/2045	95,000	85,243
Enterprise Products Operating LLC, Gtd. Notes	5.95	2/1/2041	134,000	135,967
Enterprise Products Operating LLC, Gtd. Notes, Ser. D	6.88	3/1/2033	329,000	360,038
EOG Resources, Inc., Sr. Unscd. Notes	4.40	1/15/2031	200,000	196,081
EOG Resources, Inc., Sr. Unscd. Notes	4.95	4/15/2050	115,000	97,973
EOG Resources, Inc., Sr. Unscd. Notes	5.00	7/15/2032	100,000	99,677
EOG Resources, Inc., Sr. Unscd. Notes	5.65	12/1/2054	200,000	186,846
EQT Corp., Sr. Unscd. Notes	3.90	10/1/2027	45,000	44,567
EQT Corp., Sr. Unscd. Notes	5.00	1/15/2029	262,000	262,535
EQT Corp., Sr. Unscd. Notes	7.00	2/1/2030	286,000	301,871
Equinor ASA, Gtd. Bonds	4.25	6/2/2028	402,000	400,725
Equinor ASA, Gtd. Debs.	7.25	9/23/2027	7,000	7,218
Exxon Mobil Corp., Gtd. Notes	2.44	8/16/2029	189,000	177,891
Exxon Mobil Corp., Gtd. Notes	2.61	10/15/2030	94,000	86,744
Exxon Mobil Corp., Gtd. Notes	3.10	8/16/2049	267,000	172,193
Exxon Mobil Corp., Gtd. Notes	3.45	4/15/2051	313,000	212,563
Exxon Mobil Corp., Gtd. Notes	3.48	3/19/2030	225,000	216,435
Exxon Mobil Corp., Gtd. Notes	4.23	3/19/2040	129,000	113,240
Exxon Mobil Corp., Gtd. Notes(a)	4.33	3/19/2050	180,000	143,320
Halliburton Co., Sr. Unscd. Bonds	7.45	9/15/2039	700,000	799,295
Halliburton Co., Sr. Unscd. Notes	4.50	11/15/2041	25,000	21,307
Halliburton Co., Sr. Unscd. Notes	4.75	8/1/2043	55,000	46,598
Halliburton Co., Sr. Unscd. Notes	4.85	11/15/2035	235,000	222,919
Helmerich & Payne, Inc., Gtd. Notes	4.65	12/1/2027	50,000	49,938
Helmerich & Payne, Inc., Sr. Unscd. Notes	4.85	12/1/2029	200,000	198,935
Hess Corp., Sr. Unscd. Bonds	7.88	10/1/2029	345,000	375,726
Hess Corp., Sr. Unscd. Notes	7.13	3/15/2033	20,000	22,204
HF Sinclair Corp., Sr. Unscd. Notes	5.00	2/1/2028	200,000	199,843
HF Sinclair Corp., Sr. Unscd. Notes	5.75	1/15/2031	50,000	50,829
Kinder Morgan Energy Partners LP, Gtd. Notes	5.00	3/1/2043	160,000	140,233
Kinder Morgan Energy Partners LP, Gtd. Notes	5.40	9/1/2044	100,000	90,497
Kinder Morgan Energy Partners LP, Gtd. Notes	5.50	3/1/2044	200,000	183,355
Kinder Morgan Energy Partners LP, Gtd. Notes	6.38	3/1/2041	50,000	51,473
Kinder Morgan Energy Partners LP, Gtd. Notes	6.95	1/15/2038	553,000	603,892
Kinder Morgan Energy Partners LP, Gtd. Notes	7.40	3/15/2031	55,000	60,198
Kinder Morgan Energy Partners LP, Gtd. Notes	7.75	3/15/2032	50,000	56,135
Kinder Morgan, Inc., Gtd. Notes	3.25	8/1/2050	95,000	59,620
Kinder Morgan, Inc., Gtd. Notes	3.60	2/15/2051	220,000	146,874
Kinder Morgan, Inc., Gtd. Notes	4.80	2/1/2033	60,000	58,462
Kinder Morgan, Inc., Gtd. Notes	5.45	8/1/2052	45,000	39,965
Kinder Morgan, Inc., Gtd. Notes	5.55	6/1/2045	125,000	115,438
Kinder Morgan, Inc., Sr. Unscd. Notes	5.40	2/1/2034	250,000	250,445
Marathon Petroleum Corp., Sr. Unscd. Notes	3.80	4/1/2028	88,000	86,780

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Energy — 1.6% (continued)
Marathon Petroleum Corp., Sr. Unscd. Notes	4.50	4/1/2048	90,000	70,430
Marathon Petroleum Corp., Sr. Unscd. Notes	4.75	9/15/2044	50,000	42,064
Marathon Petroleum Corp., Sr. Unscd. Notes	6.50	3/1/2041	30,000	31,366
MPLX LP, Sr. Unscd. Notes	2.65	8/15/2030	200,000	182,888
MPLX LP, Sr. Unscd. Notes	4.00	3/15/2028	150,000	148,319
MPLX LP, Sr. Unscd. Notes	4.70	4/15/2048	20,000	15,965
MPLX LP, Sr. Unscd. Notes	4.90	4/15/2058	55,000	43,441
MPLX LP, Sr. Unscd. Notes	4.95	9/1/2032	115,000	113,064
MPLX LP, Sr. Unscd. Notes	4.95	3/14/2052	100,000	80,862
MPLX LP, Sr. Unscd. Notes	5.00	3/1/2033	362,000	354,208
MPLX LP, Sr. Unscd. Notes	5.20	3/1/2047	50,000	43,140
MPLX LP, Sr. Unscd. Notes	5.20	12/1/2047	150,000	128,909
MPLX LP, Sr. Unscd. Notes	5.40	9/15/2035	270,000	264,672
MPLX LP, Sr. Unscd. Notes	5.50	2/15/2049	570,000	503,990
MPLX LP, Sr. Unscd. Notes	5.65	3/1/2053	50,000	44,700
NOV, Inc., Sr. Unscd. Notes	3.60	12/1/2029	95,000	91,118
Occidental Petroleum Corp., Sr. Unscd. Notes	6.20	3/15/2040	250,000	252,012
Occidental Petroleum Corp., Sr. Unscd. Notes	6.60	3/15/2046	90,000	92,032
Occidental Petroleum Corp., Sr. Unscd. Notes	6.63	9/1/2030	79,000	82,848
Occidental Petroleum Corp., Sr. Unscd. Notes	7.88	9/15/2031	392,000	437,415
Occidental Petroleum Corp., Sr. Unscd. Notes	7.95	6/15/2039	50,000	57,819
Occidental Petroleum Corp., Sr. Unscd. Notes	8.88	7/15/2030	50,000	55,781
ONEOK Partners LP, Gtd. Notes	6.20	9/15/2043	15,000	14,804
ONEOK, Inc., Gtd. Bonds	4.25	9/15/2046	60,000	45,015
ONEOK, Inc., Gtd. Notes	4.20	10/3/2047	150,000	110,838
ONEOK, Inc., Gtd. Notes	5.15	10/15/2043	460,000	402,584
ONEOK, Inc., Gtd. Notes	5.20	7/15/2048	75,000	63,830
ONEOK, Inc., Gtd. Notes	5.38	6/1/2029	65,000	65,778
ONEOK, Inc., Gtd. Notes	5.40	10/15/2035	200,000	195,810
ONEOK, Inc., Gtd. Notes	5.45	6/1/2047	200,000	175,219
ONEOK, Inc., Gtd. Notes	5.70	11/1/2054	250,000	221,544
ONEOK, Inc., Gtd. Notes	6.05	9/1/2033	100,000	103,110
ONEOK, Inc., Gtd. Notes	6.25	10/15/2055	100,000	95,616
Ovintiv, Inc., Gtd. Bonds	7.20	11/1/2031	50,000	54,183
Ovintiv, Inc., Gtd. Notes	6.25	7/15/2033	365,000	379,820
Patterson-UTI Energy, Inc., Sr. Unscd. Notes	7.15	10/1/2033	60,000	63,657
Phillips 66 Co., Gtd. Notes	3.30	3/15/2052	75,000	46,878
Phillips 66 Co., Gtd. Notes	4.68	2/15/2045	325,000	269,046
Phillips 66 Co., Gtd. Notes	4.90	10/1/2046	10,000	8,443
Phillips 66 Co., Gtd. Notes(a)	5.50	3/15/2055	110,000	98,245
Phillips 66 Co., Gtd. Notes, Ser. B	6.20	3/15/2056	560,000	557,378
Pioneer Natural Resources Co., Sr. Unscd. Notes	1.90	8/15/2030	610,000	544,492
Pioneer Natural Resources Co., Sr. Unscd. Notes	2.15	1/15/2031	101,000	90,011
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unscd. Notes	4.90	2/15/2045	200,000	170,167
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unscd. Notes	5.15	6/1/2042	40,000	35,642
Sabine Pass Liquefaction LLC, Sr. Scd. Notes	4.20	3/15/2028	100,000	99,266
Sabine Pass Liquefaction LLC, Sr. Scd. Notes	5.90	9/15/2037	157,643	162,574
Schlumberger Investment SA, Gtd. Notes	5.15	5/7/2036	500,000	488,773
Shell Finance US, Inc., Gtd. Notes	2.38	11/7/2029	814,000	758,957
Shell Finance US, Inc., Gtd. Notes	3.00	11/26/2051	235,000	144,869

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Energy — 1.6% (continued)
Shell Finance US, Inc., Gtd. Notes	3.13	11/7/2049	110,000	70,374
Shell Finance US, Inc., Gtd. Notes	3.75	9/12/2046	35,000	25,884
Shell Finance US, Inc., Gtd. Notes	3.88	11/13/2028	214,000	211,222
Shell Finance US, Inc., Gtd. Notes	4.00	5/10/2046	300,000	230,334
Shell Finance US, Inc., Gtd. Notes	4.13	11/6/2030	200,000	195,148
Shell Finance US, Inc., Gtd. Notes	4.38	5/11/2045	160,000	130,665
Shell Finance US, Inc., Gtd. Notes	4.75	1/6/2036	200,000	192,249
South Bow USA Infrastructure Holdings LLC, Gtd. Notes	5.58	10/1/2034	100,000	98,275
Spectra Energy Partners LP, Gtd. Notes	4.50	3/15/2045	195,000	157,840
Suncor Energy, Inc., Sr. Unscd. Notes	4.00	11/15/2047	180,000	132,146
Suncor Energy, Inc., Sr. Unscd. Notes	6.80	5/15/2038	39,000	41,997
Targa Resources Corp., Gtd. Notes	6.13	3/15/2033	180,000	186,943
Targa Resources Corp., Gtd. Notes	6.15	3/1/2029	50,000	51,495
Targa Resources Corp., Gtd. Notes	6.50	2/15/2053	195,000	195,353
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	4.88	2/1/2031	250,000	247,042
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.50	3/1/2030	50,000	50,318
Texas Eastern Transmission LP, Sr. Unscd. Notes	7.00	7/15/2032	25,000	27,148
The Williams Companies, Inc., Sr. Unscd. Notes	2.60	3/15/2031	175,000	156,973
The Williams Companies, Inc., Sr. Unscd. Notes	3.50	10/15/2051	65,000	42,711
The Williams Companies, Inc., Sr. Unscd. Notes	4.65	8/15/2032	136,000	132,315
The Williams Companies, Inc., Sr. Unscd. Notes	4.80	11/15/2029	35,000	34,972
The Williams Companies, Inc., Sr. Unscd. Notes	4.85	3/1/2048	207,000	171,954
The Williams Companies, Inc., Sr. Unscd. Notes	4.90	1/15/2045	50,000	42,519
The Williams Companies, Inc., Sr. Unscd. Notes	5.10	9/15/2045	175,000	152,489
The Williams Companies, Inc., Sr. Unscd. Notes	5.30	8/15/2028	100,000	101,110
The Williams Companies, Inc., Sr. Unscd. Notes	5.30	8/15/2052	105,000	90,979
The Williams Companies, Inc., Sr. Unscd. Notes	5.65	3/15/2033	10,000	10,148
The Williams Companies, Inc., Sr. Unscd. Notes	6.30	4/15/2040	389,000	401,114
TotalEnergies Capital International SA, Gtd. Notes	2.83	1/10/2030	185,000	173,974
TotalEnergies Capital International SA, Gtd. Notes	2.99	6/29/2041	230,000	166,972
TotalEnergies Capital International SA, Gtd. Notes	3.13	5/29/2050	100,000	63,321
TotalEnergies Capital International SA, Gtd. Notes	3.39	6/29/2060	50,000	30,923
TotalEnergies Capital SA, Gtd. Notes	4.72	9/10/2034	100,000	97,185
TotalEnergies Capital SA, Gtd. Notes	5.15	4/5/2034	500,000	499,334
TotalEnergies Capital SA, Gtd. Notes	5.43	9/10/2064	100,000	88,953
TransCanada PipeLines Ltd., Jr. Sub. Notes	7.00	6/1/2065	50,000	51,284
TransCanada PipeLines Ltd., Sr. Unscd. Bonds	6.10	6/1/2040	25,000	25,449
TransCanada PipeLines Ltd., Sr. Unscd. Notes	4.10	4/15/2030	225,000	218,387
TransCanada PipeLines Ltd., Sr. Unscd. Notes	4.25	5/15/2028	161,000	159,873
TransCanada PipeLines Ltd., Sr. Unscd. Notes	5.10	3/15/2049	230,000	207,141
TransCanada PipeLines Ltd., Sr. Unscd. Notes	5.85	3/15/2036	50,000	50,983
TransCanada PipeLines Ltd., Sr. Unscd. Notes	7.25	8/15/2038	200,000	223,690
Transcontinental Gas Pipe Line Co. LLC, Sr. Unscd. Notes	4.00	3/15/2028	53,000	52,492
Transcontinental Gas Pipe Line Co. LLC, Sr. Unscd. Notes	4.45	8/1/2042	40,000	33,464
Valero Energy Corp., Sr. Unscd. Notes	2.80	12/1/2031	207,000	185,045
Valero Energy Corp., Sr. Unscd. Notes	3.65	12/1/2051	80,000	53,688
Valero Energy Corp., Sr. Unscd. Notes	4.35	6/1/2028	250,000	248,677
Valero Energy Corp., Sr. Unscd. Notes	6.63	6/15/2037	36,000	38,786

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Energy — 1.6% (continued)
Viper Energy Partners LLC, Gtd. Bonds	4.90	8/1/2030	200,000	197,660
Western Midstream Operating LP, Sr. Unscd. Notes	4.05	2/1/2030	50,000	48,224
Western Midstream Operating LP, Sr. Unscd. Notes	5.25	2/1/2050	60,000	49,869
Western Midstream Operating LP, Sr. Unscd. Notes	5.50	12/15/2035	300,000	291,449
Western Midstream Operating LP, Sr. Unscd. Notes	5.50	8/15/2048	50,000	42,894
Western Midstream Operating LP, Sr. Unscd. Notes	6.15	4/1/2033	154,000	158,480
Woodside Finance Ltd., Gtd. Notes	5.70	5/19/2032	100,000	101,992
Woodside Finance Ltd., Gtd. Notes	5.70	9/12/2054	200,000	183,153
				36,297,632
Environmental Control — .1%
Republic Services, Inc., Sr. Unscd. Notes	3.38	11/15/2027	33,000	32,563
Republic Services, Inc., Sr. Unscd. Notes	4.88	4/1/2029	100,000	100,426
Republic Services, Inc., Sr. Unscd. Notes	5.00	11/15/2029	324,000	326,797
Republic Services, Inc., Sr. Unscd. Notes	5.00	4/1/2034	55,000	54,342
Veralto Corp., Gtd. Notes	5.35	9/18/2028	15,000	15,167
Veralto Corp., Gtd. Notes	5.45	9/18/2033	125,000	125,972
Waste Connections, Inc., Sr. Unscd. Notes	4.20	1/15/2033	200,000	189,825
Waste Connections, Inc., Sr. Unscd. Notes	5.00	3/1/2034	91,000	89,611
Waste Management, Inc., Gtd. Notes	1.15	3/15/2028	311,000	295,129
Waste Management, Inc., Gtd. Notes(a)	2.00	6/1/2029	74,000	68,960
Waste Management, Inc., Gtd. Notes	2.50	11/15/2050	20,000	11,426
Waste Management, Inc., Gtd. Notes	3.88	1/15/2029	100,000	98,218
Waste Management, Inc., Gtd. Notes	4.15	4/15/2032	46,000	44,373
Waste Management, Inc., Gtd. Notes	4.15	7/15/2049	100,000	77,831
Waste Management, Inc., Gtd. Notes	4.88	2/15/2029	100,000	100,540
Waste Management, Inc., Gtd. Notes	4.95	3/15/2035	44,000	43,126
Waste Management, Inc., Gtd. Notes	5.35	10/15/2054	85,000	78,277
				1,752,583
Financials — .0%
Brookfield Capital Finance LLC, Gtd. Notes	6.09	6/14/2033	10,000	10,296
Brookfield Finance LLC/Brookfield Finance, Inc., Gtd. Notes	3.45	4/15/2050	280,000	181,188
Brookfield Finance, Inc., Gtd. Notes	3.63	2/15/2052	50,000	33,001
Brookfield Finance, Inc., Gtd. Notes	5.68	1/15/2035	275,000	274,320
KKR & Co., Inc., Gtd. Notes	5.10	8/7/2035	100,000	95,169
The Carlyle Group, Inc., Gtd. Notes(a)	5.05	9/19/2035	135,000	128,142
				722,116
Food Products — .3%
Ahold Finance USA LLC, Gtd. Notes	6.88	5/1/2029	25,000	26,290
Conagra Brands, Inc., Sr. Unscd. Notes	5.00	8/1/2030	100,000	98,864
Conagra Brands, Inc., Sr. Unscd. Notes	5.40	11/1/2048	125,000	105,533
Flowers Foods, Inc., Sr. Unscd. Notes	6.20	3/15/2055	150,000	119,020
General Mills, Inc., Sr. Unscd. Notes	4.20	4/17/2028	225,000	223,236
General Mills, Inc., Sr. Unscd. Notes	4.88	1/30/2030	755,000	753,058
General Mills, Inc., Sr. Unscd. Notes(a)	5.25	1/30/2035	280,000	275,430
General Mills, Inc., Sr. Unscd. Notes	5.50	10/17/2028	18,000	18,308
Hormel Foods Corp., Sr. Unscd. Notes	1.80	6/11/2030	40,000	35,759
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, Sr. Unscd. Notes	5.75	4/1/2033	123,000	124,704
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, Sr. Unscd. Notes(b)	6.40	5/10/2057	200,000	190,374

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Food Products — .3% (continued)
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, Sr. Unscd. Notes, Ser. Emtn	5.50	1/15/2036	600,000	586,513
Kellanova, Sr. Unscd. Notes	2.10	6/1/2030	25,000	22,627
Kellanova, Sr. Unscd. Notes	4.30	5/15/2028	77,000	76,711
Kellanova, Sr. Unscd. Notes	4.50	4/1/2046	30,000	24,740
Kellanova, Sr. Unscd. Notes	5.25	3/1/2033	60,000	60,127
Kraft Heinz Foods Co., Gtd. Notes	4.25	3/1/2031	146,000	141,464
Kraft Heinz Foods Co., Gtd. Notes	4.38	6/1/2046	42,000	32,283
Kraft Heinz Foods Co., Gtd. Notes	4.88	10/1/2049	85,000	68,633
Kraft Heinz Foods Co., Gtd. Notes	5.00	6/4/2042	65,000	56,204
Kraft Heinz Foods Co., Gtd. Notes	5.20	7/15/2045	350,000	301,054
Kraft Heinz Foods Co., Gtd. Notes	6.88	1/26/2039	195,000	208,428
McCormick & Co., Inc., Sr. Unscd. Notes	1.85	2/15/2031	15,000	13,101
Mondelez International, Inc., Sr. Unscd. Notes	2.75	4/13/2030	350,000	324,902
Pilgrim’s Pride Corp., Gtd. Notes	3.50	3/1/2032	560,000	504,090
Pilgrim’s Pride Corp., Gtd. Notes	6.25	7/1/2033	24,000	24,691
Sysco Corp., Gtd. Notes	3.30	2/15/2050	36,000	22,961
Sysco Corp., Gtd. Notes	4.85	10/1/2045	205,000	172,492
Sysco Corp., Gtd. Notes(a)	5.75	1/17/2029	50,000	51,047
Sysco Corp., Gtd. Notes	5.95	4/1/2030	52,000	53,436
Sysco Corp., Gtd. Notes	6.00	1/17/2034	52,000	53,682
Sysco Corp., Gtd. Notes	6.60	4/1/2040	50,000	52,599
Sysco Corp., Gtd. Notes	6.60	4/1/2050	20,000	20,371
The Campbell’s Comapny, Sr. Unscd. Notes	5.20	3/21/2029	400,000	402,002
The Campbell’s Comapny, Sr. Unscd. Notes	5.40	3/21/2034	130,000	125,512
The Hershey Company, Sr. Unscd. Notes	1.70	6/1/2030	50,000	44,713
The Hershey Company, Sr. Unscd. Notes	4.25	5/4/2028	90,000	89,648
The Hershey Company, Sr. Unscd. Notes	4.55	2/24/2028	200,000	200,488
The Hershey Company, Sr. Unscd. Notes	4.75	2/24/2030	200,000	200,430
The Hershey Company, Sr. Unscd. Notes	5.10	2/24/2035	100,000	100,041
The J.M. Smucker Company, Sr. Unscd. Notes	2.38	3/15/2030	89,000	81,675
The J.M. Smucker Company, Sr. Unscd. Notes	5.90	11/15/2028	85,000	87,147
The J.M. Smucker Company, Sr. Unscd. Notes	6.50	11/15/2043	15,000	15,587
The Kroger Company, Sr. Unscd. Notes	1.70	1/15/2031	175,000	152,505
The Kroger Company, Sr. Unscd. Notes	3.70	8/1/2027	124,000	123,092
The Kroger Company, Sr. Unscd. Notes	3.95	1/15/2050	175,000	125,603
The Kroger Company, Sr. Unscd. Notes(a)	5.50	9/15/2054	335,000	300,429
Tyson Foods, Inc., Sr. Unscd. Bonds	5.15	8/15/2044	34,000	30,283
Tyson Foods, Inc., Sr. Unscd. Notes	4.35	3/1/2029	138,000	136,480
Tyson Foods, Inc., Sr. Unscd. Notes	5.10	9/28/2048	105,000	90,360
Tyson Foods, Inc., Sr. Unscd. Notes	5.70	3/15/2034	433,000	439,471
				7,588,198
Forest Products & Paper — .0%
Celulosa Arauco y Constitucion SA, Sr. Unscd. Notes	5.50	11/2/2047	180,000	154,106
International Paper Co., Sr. Unscd. Notes	4.80	6/15/2044	113,000	95,039
International Paper Co., Sr. Unscd. Notes	5.00	9/15/2035	200,000	191,969
Suzano Austria GmbH, Gtd. Notes	3.13	1/15/2032	170,000	149,224
Suzano Austria GmbH, Gtd. Notes	5.00	1/15/2030	187,000	183,249

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Forest Products & Paper — .0% (continued)
Suzano Austria GmbH, Gtd. Notes	6.00	1/15/2029	35,000	35,487
Suzano Netherlands BV, Gtd. Notes	5.50	1/15/2036	65,000	62,142
				871,216
Health Care — 2.6%
Abbott Laboratories, Sr. Unscd. Notes	1.15	1/30/2028	123,000	117,394
Abbott Laboratories, Sr. Unscd. Notes	4.65	3/15/2036	1,200,000	1,139,913
Abbott Laboratories, Sr. Unscd. Notes	4.75	11/30/2036	55,000	52,483
Abbott Laboratories, Sr. Unscd. Notes	4.90	11/30/2046	257,000	226,868
Abbott Laboratories, Sr. Unscd. Notes	5.50	3/15/2056	200,000	186,460
Abbott Laboratories, Sr. Unscd. Notes	6.00	4/1/2039	25,000	26,210
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	145,000	138,217
AbbVie, Inc., Sr. Unscd. Notes	4.05	11/21/2039	221,000	188,878
AbbVie, Inc., Sr. Unscd. Notes	4.25	11/14/2028	100,000	99,376
AbbVie, Inc., Sr. Unscd. Notes	4.25	11/21/2049	806,000	627,411
AbbVie, Inc., Sr. Unscd. Notes	4.30	5/14/2036	627,000	579,129
AbbVie, Inc., Sr. Unscd. Notes	4.50	5/14/2035	157,000	148,316
AbbVie, Inc., Sr. Unscd. Notes	4.70	5/14/2045	269,000	230,340
AbbVie, Inc., Sr. Unscd. Notes	4.75	3/15/2045	120,000	103,374
AbbVie, Inc., Sr. Unscd. Notes	4.95	3/15/2031	610,000	612,634
AbbVie, Inc., Sr. Unscd. Notes	5.20	3/15/2035	200,000	199,229
AbbVie, Inc., Sr. Unscd. Notes	5.35	3/15/2044	45,000	42,285
AbbVie, Inc., Sr. Unscd. Notes	5.60	3/15/2055	250,000	235,341
Adventist Health System, Bonds	3.63	3/1/2049	207,000	138,552
Advocate Health & Hospitals Corp., Sr. Unscd. Bonds	3.83	8/15/2028	50,000	49,321
Advocate Health & Hospitals Corp., Unscd. Notes, Ser. 2020	2.21	6/15/2030	18,000	16,344
Aetna, Inc., Sr. Unscd. Notes	4.75	3/15/2044	35,000	29,053
Aetna, Inc., Sr. Unscd. Notes	6.63	6/15/2036	295,000	314,958
Agilent Technologies, Inc., Sr. Unscd. Notes	2.30	3/12/2031	147,000	130,792
Agilent Technologies, Inc., Sr. Unscd. Notes	2.75	9/15/2029	100,000	94,007
AHS Hospital Corp., Sr. Unscd. Bonds, Ser. 2021	2.78	7/1/2051	215,000	126,782
Allina Health System, Unscd. Bonds, Ser. 2019	3.89	4/15/2049	315,000	231,879
Amgen, Inc., Sr. Unscd. Notes	2.00	1/15/2032	450,000	385,358
Amgen, Inc., Sr. Unscd. Notes	3.00	2/22/2029	180,000	172,700
Amgen, Inc., Sr. Unscd. Notes	3.00	1/15/2052	200,000	122,084
Amgen, Inc., Sr. Unscd. Notes	3.35	2/22/2032	135,000	123,968
Amgen, Inc., Sr. Unscd. Notes	4.05	8/18/2029	285,000	279,525
Amgen, Inc., Sr. Unscd. Notes	4.20	2/19/2031	200,000	194,207
Amgen, Inc., Sr. Unscd. Notes	4.20	3/1/2033	286,000	270,777
Amgen, Inc., Sr. Unscd. Notes	4.40	5/1/2045	75,000	60,997
Amgen, Inc., Sr. Unscd. Notes	4.56	6/15/2048	198,000	160,108
Amgen, Inc., Sr. Unscd. Notes	4.66	6/15/2051	93,000	75,106
Amgen, Inc., Sr. Unscd. Notes	5.15	3/2/2028	240,000	241,866
Amgen, Inc., Sr. Unscd. Notes	5.25	3/2/2030	197,000	199,377
Amgen, Inc., Sr. Unscd. Notes	5.60	3/2/2043	612,000	586,646
Amgen, Inc., Sr. Unscd. Notes	5.65	3/2/2053	415,000	386,018
Amgen, Inc., Sr. Unscd. Notes(a)	5.65	2/19/2056	300,000	279,957
Amgen, Inc., Sr. Unscd. Notes	5.75	3/2/2063	115,000	106,089
Ascension Health, Sr. Unscd. Bonds, Ser. B	2.53	11/15/2029	45,000	42,029
Ascension Health, Sr. Unscd. Notes	3.95	11/15/2046	66,000	50,883
Ascension Health, Unscd. Notes	4.85	11/15/2053	25,000	21,690

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Health Care — 2.6% (continued)
Astrazeneca Finance LLC, Gtd. Notes	4.60	3/2/2036	900,000	853,670
AstraZeneca Finance LLC, Gtd. Notes	1.75	5/28/2028	160,000	152,573
AstraZeneca Finance LLC, Gtd. Notes	4.85	2/26/2029	400,000	402,489
AstraZeneca Finance LLC, Gtd. Notes	4.88	3/3/2028	175,000	176,150
AstraZeneca PLC, Sr. Unscd. Notes	4.00	9/18/2042	90,000	73,528
AstraZeneca PLC, Sr. Unscd. Notes	4.38	11/16/2045	90,000	75,322
Baxter International, Inc., Sr. Unscd. Notes	2.27	12/1/2028	30,000	28,186
Baxter International, Inc., Sr. Unscd. Notes	2.54	2/1/2032	125,000	106,875
Baxter International, Inc., Sr. Unscd. Notes	3.13	12/1/2051	65,000	37,155
Baxter International, Inc., Sr. Unscd. Notes	5.65	12/15/2035	400,000	391,030
Baylor Scott & White Holdings, Unscd. Bonds, Ser. 2021	2.84	11/15/2050	90,000	54,524
Becton, Dickinson & Co., Sr. Unscd. Notes	1.96	2/11/2031	120,000	105,270
Becton, Dickinson & Co., Sr. Unscd. Notes	2.82	5/20/2030	120,000	111,221
Becton, Dickinson & Co., Sr. Unscd. Notes	4.69	2/13/2028	319,000	319,244
Biogen, Inc., Sr. Unscd. Notes	2.25	5/1/2030	75,000	68,041
Biogen, Inc., Sr. Unscd. Notes	3.15	5/1/2050	183,000	114,225
BIO-RAD Laboratories, Inc., Sr. Unscd. Notes	3.70	3/15/2032	66,000	60,957
Bon Secours Mercy Health, Inc., Scd. Notes	3.46	6/1/2030	170,000	162,514
Boston Scientific Corp., Sr. Unscd. Notes	2.65	6/1/2030	25,000	23,082
Boston Scientific Corp., Sr. Unscd. Notes(a)	4.70	3/1/2049	80,000	68,022
Bristol-Myers Squibb Co., Sr. Unscd. Notes	1.13	11/13/2027	150,000	144,122
Bristol-Myers Squibb Co., Sr. Unscd. Notes	2.95	3/15/2032	250,000	225,971
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.40	7/26/2029	229,000	221,546
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.55	3/15/2042	510,000	390,967
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.70	3/15/2052	245,000	170,169
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.25	10/26/2049	365,000	282,345
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.35	11/15/2047	100,000	79,652
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.55	2/20/2048	28,000	22,872
Bristol-Myers Squibb Co., Sr. Unscd. Notes	5.10	2/22/2031	400,000	404,284
Cardinal Health, Inc., Sr. Unscd. Notes	4.50	11/15/2044	120,000	97,482
Cardinal Health, Inc., Sr. Unscd. Notes	4.60	3/15/2043	25,000	20,995
Cardinal Health, Inc., Sr. Unscd. Notes	4.90	9/15/2045	90,000	77,185
Cardinal Health, Inc., Sr. Unscd. Notes	5.15	9/15/2035	100,000	97,699
Cardinal Health, Inc., Sr. Unscd. Notes	5.35	11/15/2034	200,000	198,614
Cencora, Inc., Sr. Unscd. Notes	2.80	5/15/2030	75,000	69,544
Cencora, Inc., Sr. Unscd. Notes	3.45	12/15/2027	150,000	147,792
Cencora, Inc., Sr. Unscd. Notes	4.30	12/15/2047	50,000	39,397
Cencora, Inc., Sr. Unscd. Notes	5.65	2/13/2056	600,000	564,491
Children’s Hospital, Unscd. Bonds, Ser. 2020	2.93	7/15/2050	50,000	30,904
City of Hope, Sr. Scd. Notes, Ser. 2013	5.62	11/15/2043	145,000	137,469
CommonSpirit Health, Sr. Scd. Bonds	2.78	10/1/2030	227,000	208,010
CommonSpirit Health, Sr. Scd. Bonds	3.35	10/1/2029	60,000	57,241
CommonSpirit Health, Sr. Scd. Bonds	3.91	10/1/2050	95,000	67,696
CommonSpirit Health, Sr. Scd. Bonds	4.19	10/1/2049	410,000	307,484
CommonSpirit Health, Sr. Scd. Notes	6.46	11/1/2052	50,000	51,711
Community Health Network, Inc., Unscd. Bonds, Ser. 20A	3.10	5/1/2050	65,000	39,667
Corewell Health Obligated Group, Sr. Unscd. Bonds, Ser. 19A	3.49	7/15/2049	135,000	92,797
Cottage Health Obligated Group, Scd. Bonds, Ser. 2020	3.30	11/1/2049	275,000	182,719
CVS Health Corp., Sr. Unscd. Notes	1.88	2/28/2031	70,000	60,965
CVS Health Corp., Sr. Unscd. Notes	2.13	9/15/2031	550,000	476,899

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Health Care — 2.6% (continued)
CVS Health Corp., Sr. Unscd. Notes	3.25	8/15/2029	362,000	345,704
CVS Health Corp., Sr. Unscd. Notes	3.75	4/1/2030	15,000	14,401
CVS Health Corp., Sr. Unscd. Notes	4.13	4/1/2040	9,000	7,465
CVS Health Corp., Sr. Unscd. Notes	4.30	3/25/2028	365,000	362,807
CVS Health Corp., Sr. Unscd. Notes	5.05	3/25/2048	125,000	105,656
CVS Health Corp., Sr. Unscd. Notes	5.13	2/21/2030	50,000	50,250
CVS Health Corp., Sr. Unscd. Notes	5.13	7/20/2045	353,000	306,875
CVS Health Corp., Sr. Unscd. Notes	5.25	1/30/2031	204,000	205,850
CVS Health Corp., Sr. Unscd. Notes	5.30	6/1/2033	870,000	867,289
CVS Health Corp., Sr. Unscd. Notes	5.45	9/15/2035	200,000	197,945
CVS Health Corp., Sr. Unscd. Notes	5.88	6/1/2053	25,000	23,255
CVS Health Corp., Sr. Unscd. Notes	6.00	6/1/2044	500,000	483,271
CVS Health Corp., Sr. Unscd. Notes	6.25	9/15/2065	300,000	288,204
Danaher Corp., Sr. Unscd. Notes	2.80	12/10/2051	95,000	56,061
Danaher Corp., Sr. Unscd. Notes	4.38	9/15/2045	65,000	53,320
DENTSPLY SIRONA, Inc., Sr. Unscd. Notes	3.25	6/1/2030	50,000	46,236
DH Europe Finance II Sarl, Gtd. Notes	3.25	11/15/2039	129,000	100,607
Dignity Health, Unscd. Bonds	4.50	11/1/2042	45,000	37,750
Edwards Lifesciences Corp., Sr. Unscd. Notes	4.30	6/15/2028	338,000	335,862
Elevance Health, Inc., Sr. Unscd. Notes	2.55	3/15/2031	70,000	62,983
Elevance Health, Inc., Sr. Unscd. Notes	3.60	3/15/2051	185,000	123,967
Elevance Health, Inc., Sr. Unscd. Notes	4.10	3/1/2028	208,000	206,298
Elevance Health, Inc., Sr. Unscd. Notes	4.38	12/1/2047	428,000	334,628
Elevance Health, Inc., Sr. Unscd. Notes	4.55	3/1/2048	388,000	311,099
Elevance Health, Inc., Sr. Unscd. Notes	4.65	8/15/2044	89,000	74,199
Elevance Health, Inc., Sr. Unscd. Notes	4.75	2/15/2033	550,000	534,076
Elevance Health, Inc., Sr. Unscd. Notes	5.50	10/15/2032	100,000	101,626
Elevance Health, Inc., Sr. Unscd. Notes	5.85	11/1/2064	45,000	41,828
Eli Lilly & Co., Sr. Unscd. Notes	2.50	9/15/2060	43,000	21,829
Eli Lilly & Co., Sr. Unscd. Notes	3.38	3/15/2029	165,000	160,354
Eli Lilly & Co., Sr. Unscd. Notes	4.00	10/15/2028	95,000	94,182
Eli Lilly & Co., Sr. Unscd. Notes	4.15	5/20/2029	300,000	297,021
Eli Lilly & Co., Sr. Unscd. Notes	4.70	2/9/2034	750,000	732,886
Eli Lilly & Co., Sr. Unscd. Notes	4.75	2/12/2030	310,000	310,867
Eli Lilly & Co., Sr. Unscd. Notes	4.85	5/20/2036	300,000	290,257
Eli Lilly & Co., Sr. Unscd. Notes	4.90	10/15/2035	100,000	97,810
Eli Lilly & Co., Sr. Unscd. Notes	5.10	2/12/2035	500,000	498,624
Eli Lilly & Co., Sr. Unscd. Notes	5.10	2/9/2064	200,000	172,520
Eli Lilly & Co., Sr. Unscd. Notes(a)	5.55	10/15/2055	100,000	94,761
Eli Lilly & Co., Sr. Unscd. Notes	5.60	5/20/2056	600,000	571,779
Eli Lilly & Co., Sr. Unscd. Notes	5.65	10/15/2065	100,000	94,598
GE HealthCare Technologies, Inc., Gtd. Notes	5.65	11/15/2027	165,000	167,016
GE HealthCare Technologies, Inc., Gtd. Notes	5.86	3/15/2030	270,000	277,383
Gilead Sciences, Inc., Sr. Unscd. Notes	1.65	10/1/2030	125,000	110,192
Gilead Sciences, Inc., Sr. Unscd. Notes	2.60	10/1/2040	560,000	395,320
Gilead Sciences, Inc., Sr. Unscd. Notes(a)	2.80	10/1/2050	75,000	44,812
Gilead Sciences, Inc., Sr. Unscd. Notes	4.40	5/20/2029	600,000	595,820
Gilead Sciences, Inc., Sr. Unscd. Notes	4.50	2/1/2045	35,000	29,268
Gilead Sciences, Inc., Sr. Unscd. Notes	4.80	11/15/2029	100,000	100,351
Gilead Sciences, Inc., Sr. Unscd. Notes	5.10	6/15/2035	111,000	109,779

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Health Care — 2.6% (continued)
Gilead Sciences, Inc., Sr. Unscd. Notes(a)	5.55	10/15/2053	80,000	75,096
Gilead Sciences, Inc., Sr. Unscd. Notes	5.65	12/1/2041	510,000	504,510
GlaxoSmithKline Capital, Inc., Gtd. Bonds	6.38	5/15/2038	143,000	153,722
GlaxoSmithKline Capital, Inc., Gtd. Notes	5.38	4/15/2034	200,000	202,604
Hackensack Meridian Health, Inc., Scd. Bonds, Ser. 2020	2.68	9/1/2041	25,000	17,459
Hackensack Meridian Health, Inc., Scd. Bonds, Ser. 2020	2.88	9/1/2050	55,000	33,262
HCA, Inc., Gtd. Notes	3.38	3/15/2029	350,000	337,572
HCA, Inc., Gtd. Notes	3.63	3/15/2032	270,000	248,643
HCA, Inc., Gtd. Notes	4.13	6/15/2029	198,000	194,257
HCA, Inc., Gtd. Notes	4.30	11/15/2030	315,000	305,434
HCA, Inc., Gtd. Notes	4.63	3/15/2052	85,000	65,515
HCA, Inc., Gtd. Notes	5.25	3/1/2030	500,000	503,602
HCA, Inc., Gtd. Notes	5.25	6/15/2049	729,000	623,565
HCA, Inc., Gtd. Notes	5.50	3/1/2032	144,000	145,507
HCA, Inc., Gtd. Notes	5.50	6/1/2033	305,000	306,314
HCA, Inc., Gtd. Notes	5.63	9/1/2028	101,000	102,348
HCA, Inc., Gtd. Notes	5.88	2/1/2029	86,000	87,661
HCA, Inc., Gtd. Notes	6.20	3/1/2055	110,000	106,175
HCA, Inc., Sr. Scd. Notes	4.38	3/15/2042	73,000	59,819
Humana, Inc., Sr. Unscd. Notes	3.13	8/15/2029	115,000	109,286
Humana, Inc., Sr. Unscd. Notes	3.70	3/23/2029	74,000	71,766
Humana, Inc., Sr. Unscd. Notes	4.63	12/1/2042	28,000	22,878
Humana, Inc., Sr. Unscd. Notes	5.50	3/15/2053	56,000	48,276
Humana, Inc., Sr. Unscd. Notes	5.75	12/1/2028	50,000	50,924
Humana, Inc., Sr. Unscd. Notes	5.75	4/15/2054	300,000	267,193
Illumina, Inc., Sr. Unscd. Notes	2.55	3/23/2031	150,000	134,261
Illumina, Inc., Sr. Unscd. Notes	4.75	12/12/2030	400,000	393,927
Indiana University Health, Inc. Obligated Group, Scd. Notes	3.97	11/1/2048	237,000	180,802
Integris Baptist Medical Center, Inc., Sr. Scd. Bonds, Ser. A	3.88	8/15/2050	25,000	17,797
Iowa Health System, Unscd. Bonds, Ser. 2020	3.67	2/15/2050	100,000	71,223
Johnson & Johnson, Sr. Unscd. Notes	3.50	1/15/2048	85,000	61,476
Johnson & Johnson, Sr. Unscd. Notes	3.63	3/3/2037	135,000	118,667
Johnson & Johnson, Sr. Unscd. Notes	3.70	3/1/2046	257,000	197,206
Johnson & Johnson, Sr. Unscd. Notes	4.38	12/5/2033	300,000	292,842
Johnson & Johnson, Sr. Unscd. Notes	4.80	6/1/2029	40,000	40,453
Johnson & Johnson, Sr. Unscd. Notes	4.85	3/1/2032	425,000	429,295
Johnson & Johnson, Sr. Unscd. Notes	5.00	3/1/2035	500,000	503,367
Johnson & Johnson, Sr. Unscd. Notes	5.95	8/15/2037	316,000	339,043
Kaiser Foundation Hospitals, Gtd. Notes	4.15	5/1/2047	240,000	189,301
Kaiser Foundation Hospitals, Unscd. Bonds, Ser. 2021	3.00	6/1/2051	180,000	111,608
Laboratory Corp. of America Holdings, Gtd. Notes	2.70	6/1/2031	5,000	4,500
Laboratory Corp. of America Holdings, Gtd. Notes	2.95	12/1/2029	65,000	61,265
Laboratory Corp. of America Holdings, Gtd. Notes	4.70	2/1/2045	115,000	98,842
Mass General Brigham, Inc., Unscd. Notes, Ser. 2020	3.19	7/1/2049	140,000	91,437
Mayo Clinic, Unscd. Bonds, Ser. 2016(a)	4.13	11/15/2052	270,000	207,961
McKesson Corp., Sr. Unscd. Notes	3.95	2/16/2028	250,800	248,638
McKesson Corp., Sr. Unscd. Notes	4.90	7/15/2028	40,000	40,242
McKesson Corp., Sr. Unscd. Notes	5.10	7/15/2033	10,000	10,001
Medtronic, Inc., Gtd. Notes	4.38	3/15/2035	350,000	329,920
Medtronic, Inc., Gtd. Notes	4.63	3/15/2045	90,000	77,620

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Health Care — 2.6% (continued)
Memorial Health Services, Sr. Unscd. Notes	3.45	11/1/2049	365,000	246,136
Merck & Co., Inc., Gtd. Notes	5.70	9/15/2055	975,000	929,343
Merck & Co., Inc., Sr. Unscd. Notes	1.45	6/24/2030	170,000	150,298
Merck & Co., Inc., Sr. Unscd. Notes	1.90	12/10/2028	205,000	193,238
Merck & Co., Inc., Sr. Unscd. Notes	3.40	3/7/2029	50,000	48,602
Merck & Co., Inc., Sr. Unscd. Notes	3.70	2/10/2045	43,000	32,289
Merck & Co., Inc., Sr. Unscd. Notes	3.90	3/7/2039	120,000	102,610
Merck & Co., Inc., Sr. Unscd. Notes	4.05	5/17/2028	40,000	39,774
Merck & Co., Inc., Sr. Unscd. Notes	4.30	5/17/2030	75,000	73,926
Merck & Co., Inc., Sr. Unscd. Notes	4.50	5/17/2033	75,000	72,960
Merck & Co., Inc., Sr. Unscd. Notes	5.00	5/17/2053	161,000	139,246
Merck & Co., Inc., Sr. Unscd. Notes	5.20	5/22/2036	500,000	496,060
Montefiore Obligated Group, Unscd. Bonds	4.29	9/1/2050	200,000	135,782
Montefiore Obligated Group, Unscd. Bonds, Ser. 18-C	5.25	11/1/2048	200,000	158,963
Mylan, Inc., Gtd. Notes	4.55	4/15/2028	60,000	59,537
MyMichigan Health, Scd. Bonds, Ser. 2020	3.41	6/1/2050	90,000	60,561
Northwell Healthcare, Inc., Scd. Bonds	3.81	11/1/2049	100,000	71,235
Northwell Healthcare, Inc., Scd. Notes	3.98	11/1/2046	25,000	19,014
Novant Health, Inc., Unscd. Bonds	3.17	11/1/2051	50,000	31,444
Novant Health, Inc., Unscd. Bonds	3.32	11/1/2061	65,000	39,170
Novartis Capital Corp., Gtd. Notes	2.20	8/14/2030	168,000	152,548
Novartis Capital Corp., Gtd. Notes	3.70	9/21/2042	10,000	7,896
Novartis Capital Corp., Gtd. Notes	4.40	5/6/2044	170,000	143,307
Novartis Capital Corp., Gtd. Notes	4.60	11/5/2035	200,000	191,260
Novartis Capital Corp., Gtd. Notes	4.90	3/18/2036	500,000	485,832
Novartis Capital Corp., Gtd. Notes	5.20	11/5/2045	200,000	183,710
NY Society for Relief of Ruptured & Crippled Maintaining Hospital for Special Surgery, Scd. Bonds, Ser. 2020	2.67	10/1/2050	50,000	29,153
NYU Langone Hospitals, Scd. Bonds	4.78	7/1/2044	225,000	198,643
NYU Langone Hospitals, Scd. Bonds, Ser. 2020	3.38	7/1/2055	100,000	65,068
Ochsner LSU Health System of North Louisiana, Scd. Bonds, Ser. 2021	2.51	5/15/2031	165,000	140,278
OhioHealth Corp., Scd. Bonds	2.83	11/15/2041	50,000	35,627
Orlando Health Obligated Group, Unscd. Bonds	4.09	10/1/2048	285,000	220,848
PeaceHealth Obligated Group, Sr. Unscd. Bonds, Ser. 2020	3.22	11/15/2050	12,000	7,796
PeaceHealth Obligated Group, Sr. Unscd. Notes, Ser. 2018	4.79	11/15/2048	240,000	201,977
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.75	5/19/2033	85,000	82,968
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	5.11	5/19/2043	360,000	328,618
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	5.30	5/19/2053	1,080,000	968,960
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	5.34	5/19/2063	70,000	61,122
Pfizer, Inc., Sr. Unscd. Notes	1.70	5/28/2030	70,000	62,483
Pfizer, Inc., Sr. Unscd. Notes	2.55	5/28/2040	125,000	87,853
Pfizer, Inc., Sr. Unscd. Notes	2.63	4/1/2030	70,000	64,936
Pfizer, Inc., Sr. Unscd. Notes	4.00	12/15/2036	332,000	297,991
Pfizer, Inc., Sr. Unscd. Notes	4.10	9/15/2038	250,000	220,550
Pfizer, Inc., Sr. Unscd. Notes	4.88	11/15/2035	100,000	96,855
Pfizer, Inc., Sr. Unscd. Notes	5.60	9/15/2040	234,000	232,711
Pfizer, Inc., Sr. Unscd. Notes	5.60	11/15/2055	100,000	94,867
Pharmacia LLC, Gtd. Notes	6.60	12/1/2028	50,000	52,149
Piedmont Healthcare, Inc., Scd. Bonds, Ser. 2024	2.72	1/1/2042	50,000	34,439
Piedmont Healthcare, Inc., Scd. Bonds, Ser. 2032	2.04	1/1/2032	50,000	42,784

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Health Care — 2.6% (continued)
Providence St. Joseph Health Obligated Group, Unscd. Bonds, Ser. A	3.93	10/1/2048	145,000	109,064
Providence St. Joseph Health Obligated Group, Unscd. Notes, Ser. 19A	2.53	10/1/2029	110,000	102,430
Providence St. Joseph Health Obligated Group, Unscd. Notes, Ser. I	3.74	10/1/2047	113,000	81,338
Quest Diagnostics, Inc., Sr. Unscd. Notes	4.20	6/30/2029	18,000	17,731
Regeneron Pharmaceuticals, Inc., Sr. Unscd. Notes	1.75	9/15/2030	215,000	189,057
Revvity, Inc., Sr. Unscd. Notes	2.55	3/15/2031	215,000	192,243
Revvity, Inc., Sr. Unscd. Notes	3.30	9/15/2029	54,000	51,395
Royalty Pharma PLC, Gtd. Notes	2.20	9/2/2030	40,000	35,876
Royalty Pharma PLC, Gtd. Notes	3.30	9/2/2040	400,000	301,453
Royalty Pharma PLC, Gtd. Notes	3.35	9/2/2051	400,000	254,505
Royalty Pharma PLC, Gtd. Notes	3.55	9/2/2050	320,000	213,025
Seattle Children’s Hospital, Unscd. Bonds, Ser. 2021	2.72	10/1/2050	25,000	14,998
Sharp HealthCare, Unscd. Bonds, Ser. 20B	2.68	8/1/2050	45,000	26,271
Smith & Nephew PLC, Sr. Unscd. Notes	2.03	10/14/2030	45,000	39,782
Solventum Corp., Sr. Unscd. Notes(a)	5.90	4/30/2054	181,000	170,384
Stanford Health Care, Unscd. Bonds, Ser. 2018	3.80	11/15/2048	235,000	173,520
STERIS Irish FinCo UnLtd. Co., Gtd. Notes	2.70	3/15/2031	150,000	135,078
Stryker Corp., Sr. Unscd. Notes	4.38	5/15/2044	185,000	153,486
Sutter Health, Unscd. Bonds, Ser. 2018	4.09	8/15/2048	250,000	193,109
Sutter Health, Unscd. Bonds, Ser. 20A	3.36	8/15/2050	85,000	56,818
Takeda Pharmaceutical Co. Ltd., Sr. Unscd. Notes	3.03	7/9/2040	965,000	707,653
Takeda Pharmaceutical Co. Ltd., Sr. Unscd. Notes	5.00	11/26/2028	205,000	206,046
Takeda Pharmaceutical Co. Ltd., Sr. Unscd. Notes	5.80	7/5/2064	55,000	51,525
Texas Health Resources, Scd. Bonds	4.33	11/15/2055	315,000	249,695
Texas Health Resources, Sr. Unscd. Notes	2.33	11/15/2050	65,000	35,358
The Cigna Group, Gtd. Notes	3.88	10/15/2047	150,000	109,115
The Cigna Group, Gtd. Notes	4.38	10/15/2028	25,000	24,831
The Cigna Group, Sr. Unscd. Notes	2.38	3/15/2031	122,000	109,027
The Cigna Group, Sr. Unscd. Notes	2.40	3/15/2030	131,000	120,223
The Cigna Group, Sr. Unscd. Notes	3.40	3/15/2050	120,000	78,857
The Cigna Group, Sr. Unscd. Notes	3.40	3/15/2051	25,000	16,316
The Cigna Group, Sr. Unscd. Notes	4.88	9/15/2032	400,000	394,182
The Cigna Group, Sr. Unscd. Notes	5.25	2/15/2034	250,000	248,290
The Cigna Group, Sr. Unscd. Notes	5.40	3/15/2033	250,000	252,415
The Cigna Group, Sr. Unscd. Notes	5.60	2/15/2054	400,000	368,329
The New York & Presbyterian Hospital, Unscd. Bonds	4.02	8/1/2045	10,000	7,936
The New York & Presbyterian Hospital, Unscd. Bonds, Ser. 2019	3.95	8/1/2119	40,000	26,112
The Toledo Hospital, Sr. Scd. Bonds	5.75	11/15/2038	200,000	198,670
Thermo Fisher Scientific, Inc., Sr. Unscd. Notes	4.10	8/15/2047	150,000	118,175
Thermo Fisher Scientific, Inc., Sr. Unscd. Notes	4.80	11/21/2027	100,000	100,524
Thermo Fisher Scientific, Inc., Sr. Unscd. Notes	4.95	11/21/2032	161,000	160,808
Thermo Fisher Scientific, Inc., Sr. Unscd. Notes	4.98	8/10/2030	95,000	95,571
Thermo Fisher Scientific, Inc., Sr. Unscd. Notes	5.00	1/31/2029	50,000	50,454
Thermo Fisher Scientific, Inc., Sr. Unscd. Notes(a)	5.40	8/10/2043	105,000	99,752
Trinity Health Corp., Scd. Bonds	4.13	12/1/2045	45,000	35,582
Trinity Health Corp., Sr. Unscd. Bonds, Ser. 2021	2.63	12/1/2040	155,000	108,416
UnitedHealth Group, Inc., Sr. Unscd. Notes	2.88	8/15/2029	286,000	271,515
UnitedHealth Group, Inc., Sr. Unscd. Notes	2.95	10/15/2027	68,000	66,850
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.05	5/15/2041	60,000	43,910
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.25	5/15/2051	75,000	47,844

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Health Care — 2.6% (continued)
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.50	8/15/2039	433,000	347,046
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.70	8/15/2049	50,000	35,113
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.75	10/15/2047	185,000	133,488
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.88	12/15/2028	285,000	280,542
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.00	5/15/2029	110,000	108,151
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.25	1/15/2029	60,000	59,487
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.25	6/15/2048	38,000	29,509
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.63	7/15/2035	147,000	139,600
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.75	5/15/2052	185,000	152,032
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.95	5/15/2062	53,000	43,063
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.05	4/15/2053	315,000	270,008
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.20	4/15/2063	494,000	419,163
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.38	4/15/2054	655,000	586,895
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.50	4/15/2064	110,000	97,719
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.80	3/15/2036	87,000	89,749
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.88	2/15/2053	60,000	57,757
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.95	2/15/2041	47,000	47,640
UnitedHealth Group, Inc., Sr. Unscd. Notes	6.05	2/15/2063	165,000	160,024
UnitedHealth Group, Inc., Sr. Unscd. Notes	6.50	6/15/2037	227,000	244,332
UnitedHealth Group, Inc., Sr. Unscd. Notes	6.88	2/15/2038	72,000	79,928
Universal Health Services, Inc., Sr. Scd. Notes	2.65	1/15/2032	215,000	186,219
Utah Acquisition Sub, Inc., Gtd. Notes	5.25	6/15/2046	140,000	113,839
Viatris, Inc., Gtd. Notes	3.85	6/22/2040	187,000	143,011
Viatris, Inc., Gtd. Notes	4.00	6/22/2050	330,000	218,973
West Virginia United Health System Obligated Group, Scd. Bonds, Ser. 2020	3.13	6/1/2050	50,000	30,621
Willis-Knighton Medical Center, Scd. Bonds, Ser. 2018	4.81	9/1/2048	210,000	175,361
Willis-Knighton Medical Center, Scd. Bonds, Ser. 2021	3.07	3/1/2051	230,000	139,748
Wyeth LLC, Gtd. Notes	6.50	2/1/2034	25,000	26,891
Yale-New Haven Health Services Corp., Scd. Bonds, Ser. 2020	2.50	7/1/2050	50,000	27,974
Zimmer Biomet Holdings, Inc., Sr. Unscd. Notes	2.60	11/24/2031	400,000	354,624
Zimmer Biomet Holdings, Inc., Sr. Unscd. Notes	5.75	11/30/2039	28,000	27,610
Zoetis, Inc., Sr. Unscd. Notes	3.00	9/12/2027	150,000	147,698
Zoetis, Inc., Sr. Unscd. Notes	3.95	9/12/2047	60,000	44,950
Zoetis, Inc., Sr. Unscd. Notes	4.15	8/17/2028	100,000	99,161
Zoetis, Inc., Sr. Unscd. Notes	4.45	8/20/2048	25,000	20,056
Zoetis, Inc., Sr. Unscd. Notes	4.70	2/1/2043	100,000	86,266
Zoetis, Inc., Sr. Unscd. Notes(a)	5.00	8/17/2035	100,000	96,883
				58,169,813
Industrial — .5%
3M Co., Sr. Unscd. Notes	2.38	8/26/2029	254,000	237,293
3M Co., Sr. Unscd. Notes	2.88	10/15/2027	177,000	173,659
3M Co., Sr. Unscd. Notes	3.05	4/15/2030	42,000	39,402
3M Co., Sr. Unscd. Notes	3.25	8/26/2049	50,000	32,512
3M Co., Sr. Unscd. Notes	3.63	10/15/2047	210,000	147,977
3M Co., Sr. Unscd. Notes	4.80	3/15/2030	120,000	119,941
Caterpillar Financial Services Corp., Sr. Unscd. Notes	3.60	8/12/2027	50,000	49,657
Caterpillar Financial Services Corp., Sr. Unscd. Notes	3.95	11/14/2028	160,000	158,115
Caterpillar Financial Services Corp., Sr. Unscd. Notes	4.60	11/15/2027	200,000	200,522
Caterpillar Financial Services Corp., Sr. Unscd. Notes	4.70	11/15/2029	510,000	511,378
Caterpillar, Inc., Sr. Unscd. Debs.	3.80	8/15/2042	215,000	171,902

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Industrial — .5% (continued)
Caterpillar, Inc., Sr. Unscd. Notes	5.20	5/27/2041	275,000	267,268
CDW LLC/CDW Finance Corp., Gtd. Notes	3.28	12/1/2028	198,000	190,091
CNH Industrial Capital LLC, Gtd. Bonds	5.50	1/12/2029	10,000	10,135
Deere & Co., Sr. Unscd. Notes	3.10	4/15/2030	287,000	271,181
Deere & Co., Sr. Unscd. Notes	3.75	4/15/2050	95,000	69,449
Deere & Co., Sr. Unscd. Notes	5.38	10/16/2029	93,000	95,306
Dover Corp., Sr. Unscd. Notes	5.38	10/15/2035	22,000	22,067
Dover Corp., Sr. Unscd. Notes	5.38	3/1/2041	50,000	48,196
Eaton Corp., Gtd. Notes	3.92	9/15/2047	50,000	38,029
Eaton Corp., Gtd. Notes	4.15	3/15/2033	250,000	237,879
Eaton Corp., Gtd. Notes	4.15	11/2/2042	77,000	63,658
Eaton Corp., Gtd. Notes	4.35	5/18/2028	20,000	19,960
Eaton Corp., Gtd. Notes	5.45	3/6/2056	200,000	185,758
Flowserve Corp., Sr. Unscd. Notes	2.80	1/15/2032	75,000	65,732
Flowserve Corp., Sr. Unscd. Notes	3.50	10/1/2030	385,000	360,527
GATX Corp., Sr. Unscd. Notes	3.10	6/1/2051	100,000	60,483
GATX Corp., Sr. Unscd. Notes	3.50	6/1/2032	220,000	201,592
GATX Corp., Sr. Unscd. Notes	5.45	9/15/2033	90,000	90,265
GATX Corp., Sr. Unscd. Notes(a)	6.05	6/5/2054	45,000	43,317
GATX Corp., Sr. Unscd. Notes	6.90	5/1/2034	110,000	118,994
GE Vernova, Inc., Sr. Unscd. Notes	4.88	2/4/2036	500,000	480,516
GE Vernova, Inc., Sr. Unscd. Notes	5.50	2/4/2056	100,000	92,000
Huntington Ingalls Industries, Inc., Gtd. Notes	3.48	12/1/2027	259,000	254,881
IDEX Corp., Sr. Unscd. Notes	2.63	6/15/2031	25,000	22,393
Illinois Tool Works, Inc., Sr. Unscd. Notes	3.90	9/1/2042	215,000	172,469
Ingersoll Rand, Inc., Sr. Unscd. Notes	5.18	6/15/2029	356,000	360,665
Ingersoll Rand, Inc., Sr. Unscd. Notes(a)	5.31	6/15/2031	110,000	111,309
Ingersoll Rand, Inc., Sr. Unscd. Notes	5.40	8/14/2028	25,000	25,338
Jacobs Engineering Group, Inc., Gtd. Notes	5.90	3/1/2033	50,000	50,902
John Deere Capital Corp., Sr. Unscd. Notes	2.45	1/9/2030	25,000	23,219
John Deere Capital Corp., Sr. Unscd. Notes	2.80	7/18/2029	50,000	47,564
John Deere Capital Corp., Sr. Unscd. Notes	4.15	9/15/2027	135,000	134,743
John Deere Capital Corp., Sr. Unscd. Notes	4.38	10/15/2030	400,000	394,088
John Deere Capital Corp., Sr. Unscd. Notes	4.50	1/16/2029	50,000	49,928
John Deere Capital Corp., Sr. Unscd. Notes	4.65	1/7/2028	350,000	351,115
John Deere Capital Corp., Sr. Unscd. Notes	4.70	6/10/2030	155,000	154,844
John Deere Capital Corp., Sr. Unscd. Notes	4.85	6/11/2029	250,000	251,859
John Deere Capital Corp., Sr. Unscd. Notes	4.90	3/3/2028	50,000	50,380
John Deere Capital Corp., Sr. Unscd. Notes	4.90	3/7/2031	265,000	266,000
John Deere Capital Corp., Sr. Unscd. Notes	5.05	6/12/2034	250,000	248,145
Nordson Corp., Sr. Unscd. Notes	5.80	9/15/2033	15,000	15,345
Oshkosh Corp., Sr. Unscd. Notes	3.10	3/1/2030	179,000	168,273
Otis Worldwide Corp., Sr. Unscd. Notes	3.11	2/15/2040	450,000	336,692
Otis Worldwide Corp., Sr. Unscd. Notes	5.25	8/16/2028	147,000	148,613
Parker-Hannifin Corp., Sr. Unscd. Notes	3.25	6/14/2029	25,000	24,017
Parker-Hannifin Corp., Sr. Unscd. Notes(a)	4.00	6/14/2049	492,000	372,601
Parker-Hannifin Corp., Sr. Unscd. Notes	4.50	9/15/2029	175,000	173,796
Pentair Finance Sarl, Gtd. Notes	5.90	7/15/2032	365,000	372,951
Regal Rexnord Corp., Gtd. Notes	6.05	4/15/2028	190,000	193,657
Regal Rexnord Corp., Gtd. Notes	6.30	2/15/2030	166,000	171,527

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Industrial — .5% (continued)
Regal Rexnord Corp., Gtd. Notes	6.40	4/15/2033	100,000	104,242
Rockwell Automation, Inc., Sr. Unscd. Notes	2.80	8/15/2061	162,000	86,464
Snap-on, Inc., Sr. Unscd. Notes	3.10	5/1/2050	50,000	32,096
Snap-on, Inc., Sr. Unscd. Notes	4.10	3/1/2048	35,000	26,943
Stanley Black & Decker, Inc., Sr. Unscd. Notes	2.30	3/15/2030	385,000	350,873
Stanley Black & Decker, Inc., Sr. Unscd. Notes	4.25	11/15/2028	162,000	160,452
Teledyne Technologies, Inc., Gtd. Notes	2.75	4/1/2031	290,000	262,389
Textron, Inc., Sr. Unscd. Notes	3.38	3/1/2028	84,000	82,294
Textron, Inc., Sr. Unscd. Notes	6.10	11/15/2033	85,000	88,397
Westinghouse Air Brake Technologies Corp., Gtd. Notes	4.70	9/15/2028	490,000	489,424
Xylem, Inc., Sr. Unscd. Notes	4.38	11/1/2046	100,000	80,397
				11,586,046
Information Technology — .8%
Adobe, Inc., Sr. Unscd. Notes	4.80	4/4/2029	115,000	115,652
Autodesk, Inc., Sr. Unscd. Notes	2.85	1/15/2030	91,000	84,963
Autodesk, Inc., Sr. Unscd. Notes	5.30	6/15/2035	300,000	294,545
Concentrix Corp., Sr. Unscd. Notes	6.60	8/2/2028	360,000	360,682
Fidelity National Information Services, Inc., Sr. Unscd. Notes	1.65	3/1/2028	480,000	457,375
Fidelity National Information Services, Inc., Sr. Unscd. Notes	3.10	3/1/2041	50,000	35,235
Fidelity National Information Services, Inc., Sr. Unscd. Notes	5.10	7/15/2032	96,000	94,812
Fiserv, Inc., Sr. Unscd. Notes(a)	2.65	6/1/2030	200,000	182,382
Fiserv, Inc., Sr. Unscd. Notes	3.50	7/1/2029	198,000	189,913
Fiserv, Inc., Sr. Unscd. Notes	4.20	10/1/2028	150,000	147,710
Fiserv, Inc., Sr. Unscd. Notes	5.38	8/21/2028	75,000	75,626
Fiserv, Inc., Sr. Unscd. Notes	5.60	3/2/2033	485,000	483,095
Intuit, Inc., Sr. Unscd. Notes(a)	5.50	9/15/2053	235,000	201,475
Microsoft Corp., Sr. Unscd. Notes	1.35	9/15/2030	115,000	101,071
Microsoft Corp., Sr. Unscd. Notes	2.53	6/1/2050	595,000	333,616
Microsoft Corp., Sr. Unscd. Notes	2.92	3/17/2052	245,000	146,462
Microsoft Corp., Sr. Unscd. Notes	3.04	3/17/2062	181,000	101,471
Microsoft Corp., Sr. Unscd. Notes	3.50	11/15/2042	400,000	306,028
Microsoft Corp., Sr. Unscd. Notes	3.70	8/8/2046	115,000	85,178
Microsoft Corp., Sr. Unscd. Notes	3.95	8/8/2056	175,000	124,254
Microsoft Corp., Sr. Unscd. Notes	4.00	2/12/2055	210,000	152,757
Microsoft Corp., Sr. Unscd. Notes(a)	4.25	2/6/2047	195,000	156,429
Microsoft Corp., Sr. Unscd. Notes(a)	4.45	11/3/2045	55,000	45,742
Microsoft Corp., Sr. Unscd. Notes	4.50	10/1/2040	25,000	22,623
MSCI, Inc., Sr. Unscd. Notes(a)	5.25	9/1/2035	25,000	23,986
Oracle Corp., Sr. Unscd. Notes(a)	2.30	3/25/2028	125,000	119,207
Oracle Corp., Sr. Unscd. Notes	2.95	4/1/2030	22,000	19,790
Oracle Corp., Sr. Unscd. Notes	3.25	11/15/2027	210,000	205,133
Oracle Corp., Sr. Unscd. Notes	3.25	5/15/2030	50,000	45,386
Oracle Corp., Sr. Unscd. Notes	3.60	4/1/2040	602,000	416,575
Oracle Corp., Sr. Unscd. Notes	3.60	4/1/2050	391,000	224,045
Oracle Corp., Sr. Unscd. Notes	3.80	11/15/2037	195,000	147,067
Oracle Corp., Sr. Unscd. Notes	3.85	7/15/2036	385,000	304,824
Oracle Corp., Sr. Unscd. Notes	3.90	5/15/2035	42,000	34,328
Oracle Corp., Sr. Unscd. Notes	3.95	3/25/2051	750,000	455,810
Oracle Corp., Sr. Unscd. Notes	4.00	7/15/2046	267,000	169,547
Oracle Corp., Sr. Unscd. Notes	4.00	11/15/2047	330,000	207,136

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Information Technology — .8% (continued)
Oracle Corp., Sr. Unscd. Notes	4.10	3/25/2061	200,000	116,806
Oracle Corp., Sr. Unscd. Notes	4.13	5/15/2045	396,000	260,362
Oracle Corp., Sr. Unscd. Notes	4.38	5/15/2055	65,000	40,741
Oracle Corp., Sr. Unscd. Notes	4.50	5/6/2028	600,000	592,789
Oracle Corp., Sr. Unscd. Notes	4.50	7/8/2044	78,000	54,454
Oracle Corp., Sr. Unscd. Notes	4.55	2/4/2029	300,000	292,373
Oracle Corp., Sr. Unscd. Notes	4.70	9/27/2034	70,000	61,477
Oracle Corp., Sr. Unscd. Notes	4.90	2/6/2033	1,308,000	1,201,810
Oracle Corp., Sr. Unscd. Notes	4.95	2/4/2031	500,000	477,648
Oracle Corp., Sr. Unscd. Notes	5.20	9/26/2035	600,000	538,787
Oracle Corp., Sr. Unscd. Notes	5.25	2/3/2032	70,000	66,959
Oracle Corp., Sr. Unscd. Notes	5.38	9/27/2054	100,000	72,955
Oracle Corp., Sr. Unscd. Notes(a)	5.50	8/3/2035	80,000	73,492
Oracle Corp., Sr. Unscd. Notes	5.55	2/6/2053	339,000	254,526
Oracle Corp., Sr. Unscd. Notes	6.13	7/8/2039	50,000	45,677
Oracle Corp., Sr. Unscd. Notes	6.15	11/9/2029	200,000	202,311
Oracle Corp., Sr. Unscd. Notes	6.55	2/4/2046	500,000	443,716
Oracle Corp., Sr. Unscd. Notes	6.70	2/4/2056	515,000	454,594
Roper Technologies, Inc., Sr. Unscd. Notes	1.75	2/15/2031	125,000	107,965
Roper Technologies, Inc., Sr. Unscd. Notes	4.20	9/15/2028	100,000	98,929
Roper Technologies, Inc., Sr. Unscd. Notes	5.10	9/15/2035	100,000	95,397
Salesforce, Inc., Sr. Unscd. Notes	1.50	7/15/2028	70,000	66,014
Salesforce, Inc., Sr. Unscd. Notes	2.70	7/15/2041	255,000	167,120
Salesforce, Inc., Sr. Unscd. Notes	2.90	7/15/2051	282,000	154,769
Salesforce, Inc., Sr. Unscd. Notes	3.70	4/11/2028	715,000	705,214
Salesforce, Inc., Sr. Unscd. Notes	4.90	9/15/2031	1,281,000	1,262,173
Salesforce, Inc., Sr. Unscd. Notes	5.55	3/15/2036	500,000	487,401
ServiceNow Inc., Sr. Unscd. Notes	6.30	5/15/2056	100,000	96,246
ServiceNow, Inc., Sr. Unscd. Notes	1.40	9/1/2030	207,000	180,228
ServiceNow, Inc., Sr. Unscd. Notes	5.40	5/15/2036	500,000	487,442
Synopsys, Inc., Sr. Unscd. Notes	4.65	4/1/2028	135,000	134,835
Synopsys, Inc., Sr. Unscd. Notes	5.00	4/1/2032	250,000	247,300
Synopsys, Inc., Sr. Unscd. Notes	5.15	4/1/2035	165,000	160,193
Synopsys, Inc., Sr. Unscd. Notes	5.70	4/1/2055	145,000	133,014
Take-Two Interactive Software, Inc., Sr. Unscd. Notes	4.95	3/28/2028	129,000	129,568
Take-Two Interactive Software, Inc., Sr. Unscd. Notes	5.40	6/12/2029	700,000	709,112
VMware LLC, Sr. Unscd. Notes	1.80	8/15/2028	45,000	42,527
VMware LLC, Sr. Unscd. Notes	2.20	8/15/2031	210,000	182,697
VMware LLC, Sr. Unscd. Notes	4.70	5/15/2030	47,000	46,521
				17,618,072
Insurance — .7%
Alleghany Corp., Sr. Unscd. Notes	3.63	5/15/2030	102,000	97,700
American Financial Group, Inc., Sr. Unscd. Notes	4.50	6/15/2047	50,000	39,475
American International Group, Inc., Sr. Unscd. Notes	3.40	6/30/2030	25,000	23,615
American International Group, Inc., Sr. Unscd. Notes	5.13	3/27/2033	134,000	132,997
American International Group, Inc., Sr. Unscd. Notes	5.45	5/7/2035	300,000	299,990
Aon Corp., Gtd. Notes	2.80	5/15/2030	55,000	50,937
Aon Corp., Gtd. Notes	4.50	12/15/2028	265,000	263,729
Aon Corp., Gtd. Notes	6.25	9/30/2040	60,000	63,014
Aon Corp./Aon Global Holdings PLC, Gtd. Notes	2.05	8/23/2031	83,000	71,971

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Insurance — .7% (continued)
Aon Corp./Aon Global Holdings PLC, Gtd. Notes	2.90	8/23/2051	212,000	123,912
Aon Corp./Aon Global Holdings PLC, Gtd. Notes	5.00	9/12/2032	135,000	133,904
Aon North America, Inc., Gtd. Notes	5.45	3/1/2034	317,000	317,507
Arch Capital Group Ltd., Sr. Unscd. Notes	7.35	5/1/2034	100,000	111,867
Arthur J. Gallagher & Co., Sr. Unscd. Notes	5.55	2/15/2055	56,000	50,395
Arthur J. Gallagher & Co., Sr. Unscd. Notes	5.75	7/15/2054	445,000	412,742
Assurant, Inc., Sr. Unscd. Notes	3.70	2/22/2030	150,000	142,703
Assurant, Inc., Sr. Unscd. Notes	4.90	3/27/2028	30,000	29,990
Assured Guaranty US Holdings, Inc., Gtd. Notes	3.60	9/15/2051	100,000	66,509
Athene Holding Ltd., Jr. Sub. Notes	6.63	10/15/2054	25,000	23,542
Athene Holding Ltd., Sr. Unscd. Notes	4.13	1/12/2028	164,000	162,179
Athene Holding Ltd., Sr. Unscd. Notes	6.25	4/1/2054	230,000	205,397
AXIS Specialty Finance LLC, Gtd. Notes	3.90	7/15/2029	25,000	24,295
AXIS Specialty Finance PLC, Gtd. Notes	4.00	12/6/2027	15,000	14,853
Berkshire Hathaway Finance Corp., Gtd. Notes(a)	2.88	3/15/2032	787,000	719,004
Berkshire Hathaway Finance Corp., Gtd. Notes	4.20	8/15/2048	127,000	98,904
Berkshire Hathaway Finance Corp., Gtd. Notes	4.25	1/15/2049	252,000	197,574
Berkshire Hathaway Finance Corp., Gtd. Notes	4.40	5/15/2042	25,000	21,430
Berkshire Hathaway Finance Corp., Gtd. Notes	5.75	1/15/2040	192,000	200,086
Brighthouse Financial, Inc., Sr. Unscd. Notes	3.85	12/22/2051	260,000	141,392
Brighthouse Financial, Inc., Sr. Unscd. Notes(a)	5.63	5/15/2030	70,000	70,429
Brown & Brown, Inc., Sr. Unscd. Notes	2.38	3/15/2031	40,000	35,258
Brown & Brown, Inc., Sr. Unscd. Notes	4.95	3/17/2052	30,000	24,236
Brown & Brown, Inc., Sr. Unscd. Notes	5.55	6/23/2035	700,000	686,771
Brown & Brown, Inc., Sr. Unscd. Notes	5.65	6/11/2034	263,000	261,327
Chubb INA Holdings LLC, Gtd. Notes	1.38	9/15/2030	35,000	30,480
Chubb INA Holdings LLC, Gtd. Notes	4.35	11/3/2045	490,000	402,207
Cincinnati Financial Corp., Sr. Unscd. Debs.	6.92	5/15/2028	110,000	114,240
CNA Financial Corp., Sr. Unscd. Notes	2.05	8/15/2030	50,000	44,549
CNA Financial Corp., Sr. Unscd. Notes	5.13	2/15/2034	200,000	194,818
Corebridge Financial, Inc., Jr. Sub. Notes(a)	6.38	9/15/2054	50,000	49,055
Corebridge Financial, Inc., Sr. Unscd. Notes	3.90	4/5/2032	70,000	64,887
Corebridge Financial, Inc., Sr. Unscd. Notes	4.35	4/5/2042	10,000	8,158
Corebridge Financial, Inc., Sr. Unscd. Notes	4.40	4/5/2052	95,000	72,061
Corebridge Financial, Inc., Sr. Unscd. Notes	6.05	9/15/2033	107,000	109,829
Enstar Group Ltd., Sr. Unscd. Notes	3.10	9/1/2031	103,000	91,007
Equitable Holdings, Inc., Sr. Unscd. Notes	4.35	4/20/2028	45,000	44,693
Equitable Holdings, Inc., Sr. Unscd. Notes	5.00	4/20/2048	148,000	125,192
Everest Reinsurance Holdings, Inc., Sr. Unscd. Notes	3.13	10/15/2052	175,000	103,440
Fairfax Financial Holdings Ltd., Sr. Unscd. Notes	4.63	4/29/2030	25,000	24,651
Fairfax Financial Holdings Ltd., Sr. Unscd. Notes	4.85	4/17/2028	157,000	157,031
Fairfax Financial Holdings Ltd., Sr. Unscd. Notes	5.75	5/20/2035	202,000	202,496
Fairfax Financial Holdings Ltd., Sr. Unscd. Notes	6.00	12/7/2033	200,000	205,488
Fairfax Financial Holdings Ltd., Sr. Unscd. Notes(b)	6.20	6/8/2056	200,000	189,366
Fairfax Financial Holdings Ltd., Sr. Unscd. Notes	6.35	3/22/2054	125,000	120,758
Fidelity National Financial, Inc., Gtd. Notes	2.45	3/15/2031	140,000	123,272
Fidelity National Financial, Inc., Sr. Unscd. Notes	3.40	6/15/2030	137,000	127,912
Fidelity National Financial, Inc., Sr. Unscd. Notes	4.50	8/15/2028	74,000	73,490
First American Financial Corp., Sr. Unscd. Notes	4.00	5/15/2030	25,000	23,917
Globe Life, Inc., Sr. Unscd. Notes	2.15	8/15/2030	74,000	66,390

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Insurance — .7% (continued)
Jackson Financial, Inc., Sr. Unscd. Notes	4.00	11/23/2051	25,000	16,194
Kemper Corp., Sr. Unscd. Notes	2.40	9/30/2030	25,000	21,764
Kemper Corp., Sr. Unscd. Notes	3.80	2/23/2032	49,000	43,691
Lincoln National Corp., Sr. Unscd. Notes	3.40	3/1/2032	85,000	76,920
Lincoln National Corp., Sr. Unscd. Notes	5.85	3/15/2034	200,000	201,051
Lincoln National Corp., Sr. Unscd. Notes	6.30	10/9/2037	20,000	20,568
Loews Corp., Sr. Unscd. Notes	6.00	2/1/2035	50,000	51,862
Manulife Financial Corp., Sr. Unscd. Notes	5.38	3/4/2046	85,000	78,760
Markel Group, Inc., Sr. Unscd. Notes	3.50	11/1/2027	110,000	108,379
Markel Group, Inc., Sr. Unscd. Notes	4.15	9/17/2050	35,000	25,662
Markel Group, Inc., Sr. Unscd. Notes	4.30	11/1/2047	75,000	57,541
Markel Group, Inc., Sr. Unscd. Notes	5.00	4/5/2046	46,000	39,524
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes(a)	2.25	11/15/2030	50,000	44,914
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	2.38	12/15/2031	210,000	184,225
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	2.90	12/15/2051	356,000	211,243
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	4.20	3/1/2048	50,000	38,548
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	4.75	3/15/2039	25,000	22,996
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	4.90	3/15/2049	45,000	38,210
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	5.15	3/15/2034	200,000	197,994
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	5.70	9/15/2053	234,000	219,886
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	5.75	11/1/2032	60,000	61,924
MetLife, Inc., Sr. Unscd. Debs.	4.72	12/15/2044	480,000	408,119
MetLife, Inc., Sr. Unscd. Notes	4.13	8/13/2042	145,000	117,537
MetLife, Inc., Sr. Unscd. Notes(a)	5.30	12/15/2034	250,000	249,706
MetLife, Inc., Sr. Unscd. Notes	5.70	6/15/2035	200,000	204,016
MGIC Investment Corp., Sr. Unscd. Notes	5.25	8/15/2028	350,000	349,513
Old Republic International Corp., Sr. Unscd. Notes	3.85	6/11/2051	30,000	20,459
PartnerRe Finance B LLC, Gtd. Notes	3.70	7/2/2029	183,000	176,858
Primerica, Inc., Sr. Unscd. Notes	2.80	11/19/2031	50,000	44,495
Principal Financial Group, Inc., Gtd. Notes	4.30	11/15/2046	75,000	59,479
Principal Financial Group, Inc., Gtd. Notes	4.63	9/15/2042	99,000	84,873
Prudential Financial, Inc., Jr. Sub. Notes	6.50	3/15/2054	484,000	494,279
Prudential Financial, Inc., Jr. Sub. Notes	6.75	3/1/2053	50,000	51,905
Prudential Financial, Inc., Sr. Unscd. Notes	3.70	3/13/2051	120,000	83,128
Prudential Financial, Inc., Sr. Unscd. Notes	3.91	12/7/2047	325,000	237,960
Prudential Financial, Inc., Sr. Unscd. Notes	3.94	12/7/2049	218,000	157,845
Prudential Financial, Inc., Sr. Unscd. Notes	4.35	2/25/2050	50,000	38,878
Reinsurance Group of America, Inc., Sr. Unscd. Notes	3.90	5/15/2029	150,000	146,061
RenaissanceRe Holdings Ltd., Sr. Unscd. Notes	5.75	6/5/2033	41,000	41,324
Stewart Information Services Corp., Sr. Unscd. Notes	3.60	11/15/2031	135,000	118,634
The Allstate Corp., Sr. Unscd. Notes	4.50	6/15/2043	70,000	58,360
The Allstate Corp., Sr. Unscd. Notes	5.05	6/24/2029	500,000	504,063
The Allstate Corp., Sr. Unscd. Notes	5.25	3/30/2033	90,000	90,336
The Hanover Insurance Group, Inc., Sr. Unscd. Notes	2.50	9/1/2030	28,000	25,328
The Hartford Insurance Group, Inc., Sr. Unscd. Notes	3.60	8/19/2049	185,000	127,920
The Hartford Insurance Group, Inc., Sr. Unscd. Notes	4.40	3/15/2048	50,000	39,904
The Hartford Insurance Group, Inc., Sr. Unscd. Notes	5.95	10/15/2036	50,000	51,311
The Progressive Corp., Sr. Unscd. Notes	4.00	3/1/2029	31,000	30,538
The Progressive Corp., Sr. Unscd. Notes	4.13	4/15/2047	235,000	182,242
The Progressive Corp., Sr. Unscd. Notes	4.20	3/15/2048	155,000	121,174

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Insurance — .7% (continued)
The Travelers Companies, Inc., Sr. Unscd. Notes	3.75	5/15/2046	50,000	37,112
The Travelers Companies, Inc., Sr. Unscd. Notes	4.00	5/30/2047	145,000	110,667
The Travelers Companies, Inc., Sr. Unscd. Notes	5.05	7/24/2035	500,000	488,597
The Travelers Companies, Inc., Sr. Unscd. Notes	5.35	11/1/2040	25,000	24,195
Travelers Property Casualty Corp., Gtd. Notes	6.38	3/15/2033	200,000	214,845
W.R. Berkley Corp., Sr. Unscd. Notes	4.75	8/1/2044	70,000	60,493
Willis North America, Inc., Gtd. Notes	5.05	9/15/2048	177,000	150,851
Willis North America, Inc., Gtd. Notes	5.35	5/15/2033	15,000	14,974
XL Group Ltd., Sr. Unscd. Bonds	5.25	12/15/2043	25,000	22,867
				15,291,723
Internet Software & Services — .9%
Alphabet, Inc., Sr. Unscd. Notes(a)	1.90	8/15/2040	160,000	102,489
Alphabet, Inc., Sr. Unscd. Notes	2.05	8/15/2050	340,000	168,376
Alphabet, Inc., Sr. Unscd. Notes	2.25	8/15/2060	244,000	112,095
Alphabet, Inc., Sr. Unscd. Notes	3.88	11/15/2028	105,000	103,583
Alphabet, Inc., Sr. Unscd. Notes	4.10	11/15/2030	200,000	194,371
Alphabet, Inc., Sr. Unscd. Notes	4.10	2/15/2031	100,000	96,963
Alphabet, Inc., Sr. Unscd. Notes	4.38	11/15/2032	200,000	193,365
Alphabet, Inc., Sr. Unscd. Notes	4.40	2/15/2033	250,000	239,706
Alphabet, Inc., Sr. Unscd. Notes	4.70	11/15/2035	300,000	285,675
Alphabet, Inc., Sr. Unscd. Notes	4.80	2/15/2036	550,000	525,216
Alphabet, Inc., Sr. Unscd. Notes	5.35	11/15/2045	200,000	182,961
Alphabet, Inc., Sr. Unscd. Notes	5.45	11/15/2055	300,000	267,175
Alphabet, Inc., Sr. Unscd. Notes	5.65	2/15/2056	500,000	460,876
Alphabet, Inc., Sr. Unscd. Notes	5.70	11/15/2075	200,000	177,128
Amazon.com, Inc., Sr. Unscd. Notes	1.50	6/3/2030	117,000	103,445
Amazon.com, Inc., Sr. Unscd. Notes(a)	1.65	5/12/2028	225,000	214,226
Amazon.com, Inc., Sr. Unscd. Notes	2.88	5/12/2041	371,000	261,285
Amazon.com, Inc., Sr. Unscd. Notes	3.10	5/12/2051	227,000	137,028
Amazon.com, Inc., Sr. Unscd. Notes	3.15	8/22/2027	335,000	331,195
Amazon.com, Inc., Sr. Unscd. Notes	3.25	5/12/2061	160,000	90,368
Amazon.com, Inc., Sr. Unscd. Notes	3.60	4/13/2032	125,000	116,359
Amazon.com, Inc., Sr. Unscd. Notes	3.88	8/22/2037	575,000	498,045
Amazon.com, Inc., Sr. Unscd. Notes(a)	3.95	4/13/2052	36,000	25,210
Amazon.com, Inc., Sr. Unscd. Notes	4.05	8/22/2047	297,000	220,683
Amazon.com, Inc., Sr. Unscd. Notes	4.10	11/20/2030	900,000	872,088
Amazon.com, Inc., Sr. Unscd. Notes	4.10	4/13/2062	460,000	313,302
Amazon.com, Inc., Sr. Unscd. Notes	4.25	3/13/2031	1,500,000	1,455,137
Amazon.com, Inc., Sr. Unscd. Notes	4.25	8/22/2057	665,000	479,669
Amazon.com, Inc., Sr. Unscd. Notes	4.35	3/20/2033	410,000	391,229
Amazon.com, Inc., Sr. Unscd. Notes	4.55	12/1/2027	780,000	781,731
Amazon.com, Inc., Sr. Unscd. Notes	4.65	12/1/2029	153,000	152,870
Amazon.com, Inc., Sr. Unscd. Notes	4.80	12/5/2034	50,000	48,593
Amazon.com, Inc., Sr. Unscd. Notes	4.88	3/13/2036	1,700,000	1,623,594
Amazon.com, Inc., Sr. Unscd. Notes	5.55	11/20/2065	700,000	604,940
Booking Holdings, Inc., Sr. Unscd. Notes	3.55	3/15/2028	27,000	26,571
eBay, Inc., Sr. Unscd. Notes	2.70	3/11/2030	17,000	15,700
eBay, Inc., Sr. Unscd. Notes	3.65	5/10/2051	38,000	26,101
eBay, Inc., Sr. Unscd. Notes	4.00	7/15/2042	175,000	133,967
eBay, Inc., Sr. Unscd. Notes	5.13	11/6/2035	150,000	144,895

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Internet Software & Services — .9% (continued)
Expedia Group, Inc., Gtd. Notes	3.80	2/15/2028	133,000	131,203
Expedia Group, Inc., Gtd. Notes	4.63	8/1/2027	30,000	30,001
Meta Platforms, Inc., Sr. Unscd. Notes	3.85	8/15/2032	220,000	203,799
Meta Platforms, Inc., Sr. Unscd. Notes	4.20	11/15/2030	400,000	387,669
Meta Platforms, Inc., Sr. Unscd. Notes	4.45	8/15/2052	91,400	65,019
Meta Platforms, Inc., Sr. Unscd. Notes	4.55	8/15/2031	250,000	243,747
Meta Platforms, Inc., Sr. Unscd. Notes	4.60	5/15/2028	70,000	70,130
Meta Platforms, Inc., Sr. Unscd. Notes	4.60	11/15/2032	400,000	385,087
Meta Platforms, Inc., Sr. Unscd. Notes	4.65	8/15/2062	335,200	233,082
Meta Platforms, Inc., Sr. Unscd. Notes(a)	4.75	8/15/2034	250,000	237,858
Meta Platforms, Inc., Sr. Unscd. Notes	4.80	5/15/2030	100,000	99,830
Meta Platforms, Inc., Sr. Unscd. Notes	4.88	11/15/2035	400,000	375,086
Meta Platforms, Inc., Sr. Unscd. Notes(a)	5.25	5/15/2036	1,000,000	958,739
Meta Platforms, Inc., Sr. Unscd. Notes	5.50	11/15/2045	400,000	346,259
Meta Platforms, Inc., Sr. Unscd. Notes	5.55	8/15/2064	294,000	234,710
Meta Platforms, Inc., Sr. Unscd. Notes	5.75	5/15/2063	995,000	823,821
Meta Platforms, Inc., Sr. Unscd. Notes	5.75	11/15/2065	460,000	379,453
Meta Platforms, Inc., Sr. Unscd. Notes	6.30	5/15/2056	800,000	733,820
Netflix, Inc., Sr. Unscd. Notes	4.88	4/15/2028	580,000	583,043
Netflix, Inc., Sr. Unscd. Notes	5.88	11/15/2028	321,000	329,705
Netflix, Inc., Sr. Unscd. Notes	6.38	5/15/2029	40,000	41,759
Uber Technologies, Inc., Sr. Unscd. Notes(a)	5.35	9/15/2054	150,000	132,478
Weibo Corp., Sr. Unscd. Notes(a)	3.38	7/8/2030	340,000	316,967
				19,521,475
Materials — .1%
Amcor Flexibles North America, Inc., Gtd. Notes	2.69	5/25/2031	172,000	154,596
Amcor Flexibles North America, Inc., Gtd. Notes	4.25	3/8/2029	660,000	650,600
Berry Global, Inc., Sr. Scd. Notes	5.80	6/15/2031	250,000	257,124
Packaging Corp. of America, Sr. Unscd. Notes	3.00	12/15/2029	103,000	97,068
Packaging Corp. of America, Sr. Unscd. Notes	4.05	12/15/2049	54,000	40,152
Packaging Corp. of America, Sr. Unscd. Notes	5.70	12/1/2033	150,000	153,063
Rio Tinto Alcan, Inc., Sr. Unscd. Debs.	7.25	3/15/2031	176,000	192,004
Valmont Industries, Inc., Gtd. Notes	5.25	10/1/2054	79,000	69,095
WRKCo, Inc., Gtd. Notes	4.00	3/15/2028	50,000	49,469
				1,663,171
Media — .4%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes	2.30	2/1/2032	800,000	665,023
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	2.80	4/1/2031	331,000	289,932
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	3.50	6/1/2041	300,000	202,868
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	3.50	3/1/2042	150,000	99,457
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	3.85	4/1/2061	166,000	90,064
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	4.40	12/1/2061	650,000	387,553
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	4.80	3/1/2050	230,000	160,390

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Media — .4% (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	5.13	7/1/2049	175,000	126,063
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	5.50	4/1/2063	160,000	113,539
Comcast Corp., Gtd. Bonds	3.97	11/1/2047	50,000	33,807
Comcast Corp., Gtd. Notes	1.95	1/15/2031	172,000	150,220
Comcast Corp., Gtd. Notes	2.80	1/15/2051	255,000	134,225
Comcast Corp., Gtd. Notes	2.89	11/1/2051	335,000	177,244
Comcast Corp., Gtd. Notes	2.94	11/1/2056	500,000	252,340
Comcast Corp., Gtd. Notes	3.45	2/1/2050	120,000	72,478
Comcast Corp., Gtd. Notes	3.75	4/1/2040	245,000	188,240
Comcast Corp., Gtd. Notes	3.90	3/1/2038	200,000	163,249
Comcast Corp., Gtd. Notes	4.00	3/1/2048	150,000	102,005
Comcast Corp., Gtd. Notes	4.20	8/15/2034	10,000	9,057
Comcast Corp., Gtd. Notes	4.25	1/15/2033	50,000	46,740
Comcast Corp., Gtd. Notes	4.60	10/15/2038	125,000	108,738
Comcast Corp., Gtd. Notes	4.65	2/15/2033	50,000	47,785
Comcast Corp., Gtd. Notes	4.95	5/15/2032	200,000	197,241
Comcast Corp., Gtd. Notes(a),(b)	5.17	1/15/2037	946,000	881,195
Comcast Corp., Gtd. Notes(a)	5.50	5/15/2064	625,000	500,801
Comcast Corp., Gtd. Notes	5.65	6/15/2035	125,000	124,224
Comcast Corp., Gtd. Notes	5.65	6/1/2054	164,000	139,157
Comcast Corp., Gtd. Notes	6.95	8/15/2037	100,000	106,208
Fox Corp., Sr. Unscd. Notes	4.71	1/25/2029	50,000	49,770
Fox Corp., Sr. Unscd. Notes	5.58	1/25/2049	73,000	65,292
NBCUniversal Media LLC, Gtd. Notes	4.45	1/15/2043	50,000	42,839
NBCUniversal Media LLC, Gtd. Notes	6.40	4/30/2040	50,000	53,610
Space Exploration Technologies Corp., Sr. Unscd. Notes(b)	5.65	7/15/2033	200,000	191,552
Space Exploration Technologies Corp., Sr. Unscd. Notes(b)	6.65	7/15/2056	200,000	175,876
The Walt Disney Company, Gtd. Notes(a)	3.60	1/13/2051	215,000	148,745
The Walt Disney Company, Gtd. Notes	3.80	3/22/2030	330,000	320,212
The Walt Disney Company, Gtd. Notes	4.63	3/23/2040	221,000	200,315
The Walt Disney Company, Gtd. Notes	4.70	3/23/2050	628,000	522,808
The Walt Disney Company, Gtd. Notes	4.75	9/15/2044	110,000	94,839
The Walt Disney Company, Gtd. Notes	4.75	11/15/2046	150,000	127,585
Time Warner Cable LLC, Sr. Scd. Bonds	5.88	11/15/2040	600,000	513,523
Time Warner Cable LLC, Sr. Scd. Debs.	6.55	5/1/2037	100,000	95,004
Time Warner Cable LLC, Sr. Scd. Notes	5.50	9/1/2041	210,000	173,437
Time Warner Cable LLC, Sr. Scd. Notes	7.30	7/1/2038	159,800	158,083
TWDC Enterprises 18 Corp., Gtd. Notes	3.00	7/30/2046	285,000	186,054
TWDC Enterprises 18 Corp., Gtd. Notes	4.13	6/1/2044	70,000	55,785
TWDC Enterprises 18 Corp., Gtd. Notes, Ser. E	4.13	12/1/2041	155,000	128,636
				8,873,808
Metals & Mining — .3%
AngloGold Ashanti Holdings PLC, Gtd. Notes	3.75	10/1/2030	710,000	671,275
ArcelorMittal SA, Sr. Unscd. Notes	4.25	7/16/2029	95,000	93,559
ArcelorMittal SA, Sr. Unscd. Notes(a)	6.55	11/29/2027	92,000	94,060
ArcelorMittal SA, Sr. Unscd. Notes(a)	6.75	3/1/2041	148,000	155,967
Barrick PD Australia Finance Pty Ltd., Gtd. Notes	5.95	10/15/2039	157,000	158,223
BHP Billiton Finance USA Ltd., Gtd. Notes	4.90	2/28/2033	85,000	83,833

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Metals & Mining — .3% (continued)
BHP Billiton Finance USA Ltd., Gtd. Notes	5.00	9/30/2043	70,000	63,439
BHP Billiton Finance USA Ltd., Gtd. Notes	5.10	9/8/2028	110,000	111,065
BHP Billiton Finance USA Ltd., Gtd. Notes	5.25	9/8/2030	55,000	55,753
BHP Billiton Finance USA Ltd., Gtd. Notes	5.25	9/8/2033	329,000	330,108
BHP Billiton Finance USA Ltd., Gtd. Notes	5.30	2/21/2035	260,000	259,417
BHP Billiton Finance USA Ltd., Gtd. Notes	5.50	9/8/2053	140,000	131,549
Freeport-McMoRan, Inc., Gtd. Notes	4.25	3/1/2030	205,000	199,975
Freeport-McMoRan, Inc., Gtd. Notes	4.38	8/1/2028	125,000	123,882
Freeport-McMoRan, Inc., Gtd. Notes	5.00	9/1/2027	25,000	25,010
Freeport-McMoRan, Inc., Gtd. Notes	5.25	9/1/2029	132,000	132,505
Freeport-McMoRan, Inc., Gtd. Notes	5.45	3/15/2043	30,000	27,861
Nucor Corp., Sr. Unscd. Notes	2.98	12/15/2055	50,000	29,483
Nucor Corp., Sr. Unscd. Notes	4.40	5/1/2048	100,000	81,124
Nucor Corp., Sr. Unscd. Notes	5.10	6/1/2035	150,000	147,969
Rio Tinto Alcan, Inc., Sr. Unscd. Notes	6.13	12/15/2033	100,000	104,966
Rio Tinto Finance USA Ltd., Gtd. Notes	7.13	7/15/2028	189,000	197,857
Rio Tinto Finance USA PLC, Gtd. Notes	4.50	3/14/2028	60,000	60,055
Rio Tinto Finance USA PLC, Gtd. Notes	5.00	3/14/2032	200,000	199,962
Rio Tinto Finance USA PLC, Gtd. Notes	5.00	3/9/2033	55,000	54,620
Rio Tinto Finance USA PLC, Gtd. Notes(a)	5.13	3/9/2053	155,000	136,597
Rio Tinto Finance USA PLC, Gtd. Notes	5.25	3/14/2035	200,000	199,114
Rio Tinto Finance USA PLC, Gtd. Notes	5.75	3/14/2055	150,000	144,373
Southern Copper Corp., Sr. Unscd. Notes	5.25	11/8/2042	305,000	279,190
Southern Copper Corp., Sr. Unscd. Notes	7.50	7/27/2035	100,000	112,683
Steel Dynamics, Inc., Sr. Unscd. Notes(a)	1.65	10/15/2027	500,000	483,185
Steel Dynamics, Inc., Sr. Unscd. Notes	3.25	1/15/2031	537,000	499,160
Vale Overseas Ltd., Gtd. Notes	3.75	7/8/2030	967,000	918,931
				6,366,750
Real Estate — .9%
Agree LP, Gtd. Notes	2.00	6/15/2028	410,000	390,215
Alexandria Real Estate Equities, Inc., Gtd. Notes	2.95	3/15/2034	78,000	64,987
Alexandria Real Estate Equities, Inc., Gtd. Notes	3.38	8/15/2031	40,000	36,512
Alexandria Real Estate Equities, Inc., Gtd. Notes	4.75	4/15/2035	200,000	186,197
Alexandria Real Estate Equities, Inc., Gtd. Notes	5.25	3/15/2036	200,000	191,763
American Assets Trust LP, Gtd. Notes	3.38	2/1/2031	50,000	45,340
American Homes 4 Rent LP, Sr. Unscd. Notes	3.38	7/15/2051	92,000	58,924
American Homes 4 Rent LP, Sr. Unscd. Notes	5.50	7/15/2034	250,000	248,450
American Tower Corp., Sr. Unscd. Notes	1.88	10/15/2030	25,000	22,022
American Tower Corp., Sr. Unscd. Notes	2.10	6/15/2030	25,000	22,429
American Tower Corp., Sr. Unscd. Notes	2.30	9/15/2031	117,000	102,159
American Tower Corp., Sr. Unscd. Notes	2.70	4/15/2031	35,000	31,535
American Tower Corp., Sr. Unscd. Notes	2.90	1/15/2030	75,000	70,046
American Tower Corp., Sr. Unscd. Notes	2.95	1/15/2051	196,000	116,463
American Tower Corp., Sr. Unscd. Notes	3.10	6/15/2050	95,000	58,541
American Tower Corp., Sr. Unscd. Notes	3.70	10/15/2049	20,000	13,836
American Tower Corp., Sr. Unscd. Notes	3.80	8/15/2029	57,000	55,300
American Tower Corp., Sr. Unscd. Notes	3.95	3/15/2029	596,000	582,525
American Tower Corp., Sr. Unscd. Notes	4.90	3/15/2030	25,000	24,900
American Tower Corp., Sr. Unscd. Notes	5.00	1/31/2030	100,000	100,049
American Tower Corp., Sr. Unscd. Notes	5.25	7/15/2028	69,000	69,608

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Real Estate — .9% (continued)
American Tower Corp., Sr. Unscd. Notes	5.40	1/31/2035	120,000	118,951
American Tower Corp., Sr. Unscd. Notes	5.55	7/15/2033	95,000	95,708
American Tower Corp., Sr. Unscd. Notes	5.90	11/15/2033	39,000	40,044
AvalonBay Communities, Inc., Sr. Unscd. Notes	4.35	12/1/2030	316,000	309,568
AvalonBay Communities, Inc., Sr. Unscd. Notes	5.00	2/15/2033	54,000	53,618
AvalonBay Communities, Inc., Sr. Unscd. Notes	5.30	12/7/2033	300,000	302,507
Boston Properties LP, Sr. Unscd. Notes	2.55	4/1/2032	122,000	105,309
Boston Properties LP, Sr. Unscd. Notes	3.25	1/30/2031	426,000	392,752
Boston Properties LP, Sr. Unscd. Notes	3.40	6/21/2029	27,000	25,874
Boston Properties LP, Sr. Unscd. Notes	4.50	12/1/2028	575,000	570,729
Brixmor Operating Partnership LP, Sr. Unscd. Notes	2.50	8/16/2031	190,000	167,827
Brixmor Operating Partnership LP, Sr. Unscd. Notes	5.20	4/1/2032	3,000	2,983
Broadstone NET Lease LLC, Gtd. Notes	2.60	9/15/2031	15,000	13,190
Camden Property Trust, Sr. Unscd. Notes	3.35	11/1/2049	35,000	23,393
Camden Property Trust, Sr. Unscd. Notes	4.10	10/15/2028	40,000	39,607
CBRE Services, Inc., Gtd. Notes	4.90	1/15/2033	250,000	243,261
CBRE Services, Inc., Gtd. Notes	5.95	8/15/2034	15,000	15,343
Cousins Properties LP, Gtd. Notes	5.38	2/15/2032	265,000	265,841
Cousins Properties LP, Gtd. Notes	5.88	10/1/2034	140,000	141,088
Crown Castle, Inc., Sr. Unscd. Notes(a)	3.25	1/15/2051	130,000	80,751
Crown Castle, Inc., Sr. Unscd. Notes	4.00	11/15/2049	300,000	212,573
Crown Castle, Inc., Sr. Unscd. Notes	4.15	7/1/2050	15,000	10,997
Crown Castle, Inc., Sr. Unscd. Notes	4.30	2/15/2029	550,000	541,400
Crown Castle, Inc., Sr. Unscd. Notes	4.75	5/15/2047	65,000	52,993
Crown Castle, Inc., Sr. Unscd. Notes	5.00	1/11/2028	50,000	50,168
Crown Castle, Inc., Sr. Unscd. Notes	5.10	5/1/2033	127,000	123,520
CubeSmart LP, Gtd. Notes	5.13	11/1/2035	170,000	164,200
Digital Realty Trust LP, Gtd. Bonds	3.70	8/15/2027	260,000	257,871
Digital Realty Trust LP, Gtd. Notes	4.45	7/15/2028	95,000	94,400
DOC DR LLC, Gtd. Notes	3.95	1/15/2028	25,000	24,730
Equinix, Inc., Sr. Unscd. Notes	2.50	5/15/2031	522,000	461,880
Equinix, Inc., Sr. Unscd. Notes	2.95	9/15/2051	155,000	90,471
Equinix, Inc., Sr. Unscd. Notes	3.40	2/15/2052	70,000	44,839
Equinix, Inc., Sr. Unscd. Notes	3.90	4/15/2032	50,000	46,485
ERP Operating LP, Sr. Unscd. Bonds	4.50	6/1/2045	65,000	53,986
ERP Operating LP, Sr. Unscd. Notes	4.00	8/1/2047	25,000	19,208
ERP Operating LP, Sr. Unscd. Notes	4.15	12/1/2028	200,000	197,711
ERP Operating LP, Sr. Unscd. Notes	4.50	7/1/2044	120,000	100,885
Essex Portfolio LP, Gtd. Notes	2.55	6/15/2031	310,000	275,798
Essex Portfolio LP, Gtd. Notes	2.65	3/15/2032	500,000	438,820
Extra Space Storage LP, Gtd. Notes	2.35	3/15/2032	470,000	404,368
Extra Space Storage LP, Gtd. Notes	4.00	6/15/2029	125,000	121,943
Extra Space Storage LP, Gtd. Notes	5.40	6/15/2035	610,000	601,544
Extra Space Storage LP, Gtd. Notes	5.50	7/1/2030	60,000	60,808
Federal Realty OP LP, Sr. Unscd. Notes	3.20	6/15/2029	76,000	72,781
Federal Realty OP LP, Sr. Unscd. Notes	3.50	6/1/2030	600,000	570,366
Federal Realty OP LP, Sr. Unscd. Notes	4.50	12/1/2044	40,000	33,194
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	3.25	1/15/2032	130,000	115,137
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.00	1/15/2030	140,000	133,727
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.25	2/15/2033	65,000	62,738

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Real Estate — .9% (continued)
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.30	1/15/2029	50,000	50,053
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.63	9/15/2034	95,000	92,465
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.75	6/1/2028	45,000	45,385
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	6.75	12/1/2033	155,000	161,526
Healthpeak OP LLC, Gtd. Notes	5.25	12/15/2032	100,000	99,533
Highwoods Realty LP, Sr. Unscd. Notes	3.05	2/15/2030	50,000	46,441
Highwoods Realty LP, Sr. Unscd. Notes	7.65	2/1/2034	629,000	691,222
Host Hotels & Resorts LP, Sr. Unscd. Notes	5.70	7/1/2034	207,000	207,034
Invitation Homes Operating Partnership LP, Gtd. Notes	2.30	11/15/2028	71,000	67,119
Jones Lang Lasalle, Inc., Sr. Unscd. Notes	6.88	12/1/2028	30,000	31,276
Kilroy Realty LP, Gtd. Notes	6.25	1/15/2036	295,000	293,707
Kimco Realty OP LLC, Gtd. Notes	3.70	10/1/2049	95,000	67,839
Mid-America Apartments LP, Sr. Unscd. Notes	4.65	1/15/2033	300,000	290,310
National Health Investors, Inc., Gtd. Notes	3.00	2/1/2031	139,000	125,048
NNN REIT, Inc., Sr. Unscd. Notes	3.00	4/15/2052	76,000	45,575
NNN REIT, Inc., Sr. Unscd. Notes	3.50	4/15/2051	25,000	16,801
NNN REIT, Inc., Sr. Unscd. Notes	5.60	10/15/2033	10,000	10,102
OMEGA Healthcare Investors, Inc., Gtd. Notes	3.63	10/1/2029	115,000	109,811
OMEGA Healthcare Investors, Inc., Gtd. Notes	4.75	1/15/2028	25,000	24,945
Prologis LP, Gtd. Notes	4.38	9/15/2048	50,000	39,863
Prologis LP, Sr. Unscd. Notes	2.25	1/15/2032	355,000	308,470
ProLogis LP, Sr. Unscd. Notes	1.75	2/1/2031	160,000	139,538
ProLogis LP, Sr. Unscd. Notes	2.88	11/15/2029	267,000	251,555
ProLogis LP, Sr. Unscd. Notes	5.13	1/15/2034	275,000	272,108
Public Storage Operating Co., Gtd. Notes	1.95	11/9/2028	500,000	471,407
Public Storage Operating Co., Gtd. Notes	2.25	11/9/2031	100,000	87,596
Public Storage Operating Co., Gtd. Notes	3.39	5/1/2029	105,000	101,599
Public Storage Operating Co., Gtd. Notes	5.10	8/1/2033	96,000	95,572
Rayonier LP, Gtd. Notes	2.75	5/17/2031	65,000	58,015
Realty Income Corp., Gtd. Notes	3.40	1/15/2030	110,000	104,687
Realty Income Corp., Gtd. Notes	4.00	7/15/2029	203,000	198,957
Realty Income Corp., Sr. Unscd. Notes	2.70	2/15/2032	25,000	22,081
Realty Income Corp., Sr. Unscd. Notes	3.20	2/15/2031	10,000	9,281
Realty Income Corp., Sr. Unscd. Notes	3.25	6/15/2029	151,000	144,941
Realty Income Corp., Sr. Unscd. Notes	3.40	1/15/2028	55,000	54,061
Realty Income Corp., Sr. Unscd. Notes	3.95	8/15/2027	60,000	59,726
Realty Income Corp., Sr. Unscd. Notes	4.65	3/15/2047	226,000	190,157
Realty Income Corp., Sr. Unscd. Notes	4.90	7/15/2033	60,000	58,652
Regency Centers LP, Gtd. Notes	2.95	9/15/2029	130,000	122,939
Regency Centers LP, Gtd. Notes	4.40	2/1/2047	25,000	20,336
Rexford Industrial Realty LP, Gtd. Notes	2.15	9/1/2031	40,000	34,529
Sabra Health Care LP, Gtd. Notes	3.90	10/15/2029	202,000	194,835
Safehold GL Holdings LLC, Gtd. Notes	2.80	6/15/2031	44,000	39,359
Simon Property Group LP, Sr. Unscd. Notes	2.20	2/1/2031	316,000	281,434
Simon Property Group LP, Sr. Unscd. Notes	2.45	9/13/2029	125,000	116,794
Simon Property Group LP, Sr. Unscd. Notes	2.65	7/15/2030	15,000	13,828
Simon Property Group LP, Sr. Unscd. Notes	3.25	9/13/2049	102,000	66,760
Simon Property Group LP, Sr. Unscd. Notes	3.38	12/1/2027	90,000	88,683
Simon Property Group LP, Sr. Unscd. Notes	4.75	9/26/2034	100,000	95,772
Simon Property Group LP, Sr. Unscd. Notes	4.75	3/15/2042	70,000	62,015

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Real Estate — .9% (continued)
Simon Property Group LP, Sr. Unscd. Notes	5.13	10/1/2035	200,000	196,044
Simon Property Group LP, Sr. Unscd. Notes	5.50	3/8/2033	30,000	30,480
Simon Property Group LP, Sr. Unscd. Notes	6.25	1/15/2034	50,000	52,673
Store Capital LLC, Sr. Unscd. Notes	2.70	12/1/2031	78,000	68,003
Store Capital LLC, Sr. Unscd. Notes	2.75	11/18/2030	20,000	17,951
Sun Communities Operating LP, Gtd. Notes	4.20	4/15/2032	35,000	33,045
Tanger Properties LP, Sr. Unscd. Notes	2.75	9/1/2031	40,000	35,678
UDR, Inc., Gtd. Notes	2.10	8/1/2032	48,000	40,383
UDR, Inc., Gtd. Notes	3.00	8/15/2031	50,000	45,439
Ventas Realty LP, Gtd. Notes	3.00	1/15/2030	15,000	14,057
Ventas Realty LP, Gtd. Notes	4.40	1/15/2029	228,000	225,934
Ventas Realty LP, Gtd. Notes	4.88	4/15/2049	15,000	12,570
VICI Properties LP, Sr. Unscd. Notes	4.95	2/15/2030	315,000	311,487
VICI Properties LP, Sr. Unscd. Notes	5.63	5/15/2052	208,000	182,300
Welltower OP LLC, Gtd. Notes	2.75	1/15/2031	237,000	216,425
Welltower OP LLC, Gtd. Notes	3.10	1/15/2030	52,000	49,122
Weyerhaeuser Co., Sr. Unscd. Notes	4.00	11/15/2029	375,000	364,555
Weyerhaeuser Co., Sr. Unscd. Notes	4.00	4/15/2030	25,000	24,145
Weyerhaeuser Co., Sr. Unscd. Notes	4.00	3/9/2052	41,000	29,467
WP Carey, Inc., Sr. Unscd. Notes	2.25	4/1/2033	250,000	207,114
WP Carey, Inc., Sr. Unscd. Notes	3.85	7/15/2029	25,000	24,339
				19,402,639
Retailing — .6%
AutoNation, Inc., Sr. Unscd. Notes	1.95	8/1/2028	45,000	42,505
AutoNation, Inc., Sr. Unscd. Notes	5.89	3/15/2035	100,000	100,235
AutoZone, Inc., Sr. Unscd. Notes	4.00	4/15/2030	75,000	72,567
AutoZone, Inc., Sr. Unscd. Notes	4.50	2/1/2028	65,000	64,905
AutoZone, Inc., Sr. Unscd. Notes	6.25	11/1/2028	611,000	630,010
Best Buy Co., Inc., Sr. Unscd. Notes	4.45	10/1/2028	318,000	316,197
Costco Wholesale Corp., Sr. Unscd. Notes	1.60	4/20/2030	15,000	13,477
Dick’s Sporting Goods, Inc., Sr. Unscd. Notes	3.15	1/15/2032	80,000	72,300
Dick’s Sporting Goods, Inc., Sr. Unscd. Notes	4.10	1/15/2052	85,000	58,846
Dollar General Corp., Sr. Unscd. Notes	4.13	4/3/2050	53,000	39,173
Dollar General Corp., Sr. Unscd. Notes	5.20	7/5/2028	10,000	10,086
Dollar General Corp., Sr. Unscd. Notes	5.45	7/5/2033	325,000	325,349
Dollar Tree, Inc., Sr. Unscd. Notes	3.38	12/1/2051	75,000	47,732
Dollar Tree, Inc., Sr. Unscd. Notes	4.20	5/15/2028	136,000	134,770
Genuine Parts Co., Sr. Unscd. Notes	2.75	2/1/2032	20,000	17,375
Lowe’s Companies., Inc., Sr. Unscd. Notes	1.70	9/15/2028	420,000	395,227
Lowe’s Companies., Inc., Sr. Unscd. Notes	1.70	10/15/2030	40,000	35,110
Lowe’s Companies., Inc., Sr. Unscd. Notes	2.63	4/1/2031	110,000	99,331
Lowe’s Companies., Inc., Sr. Unscd. Notes	3.00	10/15/2050	85,000	50,971
Lowe’s Companies., Inc., Sr. Unscd. Notes	3.50	4/1/2051	77,000	50,702
Lowe’s Companies., Inc., Sr. Unscd. Notes	3.70	4/15/2046	433,000	310,534
Lowe’s Companies., Inc., Sr. Unscd. Notes	3.75	4/1/2032	305,000	284,691
Lowe’s Companies., Inc., Sr. Unscd. Notes	4.00	10/15/2028	725,000	714,702
Lowe’s Companies., Inc., Sr. Unscd. Notes	4.05	5/3/2047	105,000	78,516
Lowe’s Companies., Inc., Sr. Unscd. Notes	4.25	4/1/2052	209,000	155,516
Lowe’s Companies., Inc., Sr. Unscd. Notes	4.45	4/1/2062	129,000	94,663
Lowe’s Companies., Inc., Sr. Unscd. Notes	5.80	9/15/2062	125,000	115,086

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Retailing — .6% (continued)
McDonald’s Corp., Sr. Unscd. Notes	2.63	9/1/2029	341,000	321,422
McDonald’s Corp., Sr. Unscd. Notes	3.63	9/1/2049	515,000	357,318
McDonald’s Corp., Sr. Unscd. Notes	3.80	4/1/2028	26,000	25,690
McDonald’s Corp., Sr. Unscd. Notes	4.20	4/1/2050	175,000	133,658
McDonald’s Corp., Sr. Unscd. Notes	4.45	3/1/2047	91,000	73,499
McDonald’s Corp., Sr. Unscd. Notes	4.70	12/9/2035	269,000	257,770
McDonald’s Corp., Sr. Unscd. Notes	4.95	8/14/2033	125,000	124,640
McDonald’s Corp., Sr. Unscd. Notes(a)	5.45	8/14/2053	115,000	105,207
McDonald’s Corp., Sr. Unscd. Notes	5.70	2/1/2039	75,000	75,695
McDonald’s Corp., Sr. Unscd. Notes	6.30	3/1/2038	135,000	143,631
O’Reilly Automotive, Inc., Sr. Unscd. Notes	1.75	3/15/2031	20,000	17,358
O’Reilly Automotive, Inc., Sr. Unscd. Notes	3.60	9/1/2027	50,000	49,523
O’Reilly Automotive, Inc., Sr. Unscd. Notes	3.90	6/1/2029	45,000	43,955
O’Reilly Automotive, Inc., Sr. Unscd. Notes	5.10	3/12/2036	350,000	338,700
Starbucks Corp., Sr. Unscd. Notes	3.35	3/12/2050	60,000	39,062
Starbucks Corp., Sr. Unscd. Notes	3.50	11/15/2050	102,000	68,032
Starbucks Corp., Sr. Unscd. Notes	3.55	8/15/2029	168,000	162,651
Starbucks Corp., Sr. Unscd. Notes	3.75	12/1/2047	68,000	48,597
Starbucks Corp., Sr. Unscd. Notes	4.45	8/15/2049	40,000	31,617
Starbucks Corp., Sr. Unscd. Notes	4.80	2/15/2033	165,000	161,595
Target Corp., Sr. Unscd. Notes	2.35	2/15/2030	40,000	36,921
Target Corp., Sr. Unscd. Notes	2.95	1/15/2052	164,000	99,781
Target Corp., Sr. Unscd. Notes(a)	3.38	4/15/2029	223,000	216,476
Target Corp., Sr. Unscd. Notes(a)	4.50	9/15/2032	100,000	98,609
Target Corp., Sr. Unscd. Notes(a)	4.80	1/15/2053	236,000	200,652
The Home Depot, Inc., Sr. Unscd. Notes	1.38	3/15/2031	127,000	109,166
The Home Depot, Inc., Sr. Unscd. Notes	2.38	3/15/2051	271,000	145,122
The Home Depot, Inc., Sr. Unscd. Notes	2.70	4/15/2030	168,000	156,531
The Home Depot, Inc., Sr. Unscd. Notes	2.95	6/15/2029	125,000	119,676
The Home Depot, Inc., Sr. Unscd. Notes(a)	3.50	9/15/2056	15,000	9,813
The Home Depot, Inc., Sr. Unscd. Notes	3.63	4/15/2052	498,000	342,279
The Home Depot, Inc., Sr. Unscd. Notes	4.25	4/1/2046	619,000	494,322
The Home Depot, Inc., Sr. Unscd. Notes(a)	4.50	9/15/2032	600,000	590,035
The Home Depot, Inc., Sr. Unscd. Notes	4.75	6/25/2029	839,000	842,942
The Home Depot, Inc., Sr. Unscd. Notes	4.95	6/25/2034	640,000	630,886
The Home Depot, Inc., Sr. Unscd. Notes	5.88	12/16/2036	374,000	388,400
The TJX Companies, Inc., Sr. Unscd. Notes	1.15	5/15/2028	10,000	9,442
The TJX Companies, Inc., Sr. Unscd. Notes	1.60	5/15/2031	102,000	88,106
Tractor Supply Co., Sr. Unscd. Notes(a)	5.25	5/15/2033	15,000	14,897
Walmart, Inc., Sr. Unscd. Notes	1.50	9/22/2028	60,000	56,544
Walmart, Inc., Sr. Unscd. Notes	2.50	9/22/2041	100,000	69,545
Walmart, Inc., Sr. Unscd. Notes	2.65	9/22/2051	285,000	167,156
Walmart, Inc., Sr. Unscd. Notes	2.95	9/24/2049	213,000	135,877
Walmart, Inc., Sr. Unscd. Notes	3.70	6/26/2028	50,000	49,434
Walmart, Inc., Sr. Unscd. Notes	3.90	4/15/2028	15,000	14,895
Walmart, Inc., Sr. Unscd. Notes	3.95	6/28/2038	10,000	8,972
Walmart, Inc., Sr. Unscd. Notes	4.00	4/15/2030	147,000	144,438
Walmart, Inc., Sr. Unscd. Notes	4.05	6/29/2048	213,000	167,424
Walmart, Inc., Sr. Unscd. Notes(a)	4.10	4/15/2033	525,000	503,959

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Retailing — .6% (continued)
Walmart, Inc., Sr. Unscd. Notes	4.50	9/9/2052	129,000	106,446
Walmart, Inc., Sr. Unscd. Notes	5.25	9/1/2035	70,000	70,836
				12,999,778
Semiconductors & Semiconductor Equipment — .6%
Analog Devices, Inc., Sr. Unscd. Notes	1.70	10/1/2028	370,000	348,204
Analog Devices, Inc., Sr. Unscd. Notes	2.95	10/1/2051	250,000	150,975
Applied Materials, Inc., Sr. Unscd. Notes(a)	5.10	10/1/2035	330,000	324,815
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.50	1/15/2028	387,000	380,845
Broadcom, Inc., Gtd. Notes	1.95	2/15/2028	30,000	28,813
Broadcom, Inc., Gtd. Notes	2.45	2/15/2031	200,000	178,223
Broadcom, Inc., Gtd. Notes	2.60	2/15/2033	70,000	58,986
Broadcom, Inc., Gtd. Notes	3.50	2/15/2041	205,000	154,497
Broadcom, Inc., Sr. Unscd. Notes	3.19	11/15/2036	275,000	219,011
Broadcom, Inc., Sr. Unscd. Notes	3.47	4/15/2034	1,099,000	950,348
Broadcom, Inc., Sr. Unscd. Notes	4.00	4/15/2029	50,000	48,943
Broadcom, Inc., Sr. Unscd. Notes	4.15	4/15/2032	175,000	164,722
Broadcom, Inc., Sr. Unscd. Notes	4.80	2/15/2036	1,130,000	1,044,652
Broadcom, Inc., Sr. Unscd. Notes	4.90	7/15/2032	200,000	195,471
Broadcom, Inc., Sr. Unscd. Notes	5.15	11/15/2031	295,000	294,156
Broadcom, Inc., Sr. Unscd. Notes	5.20	7/15/2035	100,000	96,001
Intel Corp., Sr. Unscd. Notes	2.45	11/15/2029	155,000	143,141
Intel Corp., Sr. Unscd. Notes	2.80	8/12/2041	50,000	33,395
Intel Corp., Sr. Unscd. Notes	3.10	2/15/2060	170,000	89,653
Intel Corp., Sr. Unscd. Notes	3.20	8/12/2061	50,000	26,869
Intel Corp., Sr. Unscd. Notes	3.25	11/15/2049	50,000	30,503
Intel Corp., Sr. Unscd. Notes	3.90	3/25/2030	150,000	144,235
Intel Corp., Sr. Unscd. Notes	4.00	8/5/2029	200,000	195,025
Intel Corp., Sr. Unscd. Notes	4.00	12/15/2032	764,000	709,158
Intel Corp., Sr. Unscd. Notes	4.10	5/19/2046	75,000	54,616
Intel Corp., Sr. Unscd. Notes	4.60	3/25/2040	95,000	81,782
Intel Corp., Sr. Unscd. Notes	4.75	3/25/2050	200,000	155,601
Intel Corp., Sr. Unscd. Notes	4.90	8/5/2052	70,000	55,133
Intel Corp., Sr. Unscd. Notes	4.95	3/25/2060	50,000	38,635
Intel Corp., Sr. Unscd. Notes(a)	5.05	8/5/2062	130,000	100,320
Intel Corp., Sr. Unscd. Notes	5.13	2/10/2030	50,000	50,135
Intel Corp., Sr. Unscd. Notes	5.20	2/10/2033	550,000	543,715
Intel Corp., Sr. Unscd. Notes	5.63	2/10/2043	50,000	46,091
Intel Corp., Sr. Unscd. Notes	5.70	2/10/2053	470,000	417,135
KLA Corp., Sr. Unscd. Notes	3.30	3/1/2050	50,000	32,645
KLA Corp., Sr. Unscd. Notes	4.10	3/15/2029	54,000	53,180
KLA Corp., Sr. Unscd. Notes	5.25	7/15/2062	221,000	191,338
Lam Research Corp., Sr. Unscd. Notes	2.88	6/15/2050	104,000	62,757
Lam Research Corp., Sr. Unscd. Notes	3.13	6/15/2060	275,000	159,027
Lam Research Corp., Sr. Unscd. Notes	4.88	3/15/2049	60,000	51,605
Marvell Technology, Inc., Gtd. Notes	2.95	4/15/2031	400,000	362,837
Marvell Technology, Inc., Gtd. Notes	4.75	7/15/2030	21,000	20,716
Micron Technology, Inc., Sr. Unscd. Notes	3.37	11/1/2041	150,000	111,274
NVIDIA Corp., Sr. Unscd. Notes	2.85	4/1/2030	124,000	116,127
NVIDIA Corp., Sr. Unscd. Notes	3.50	4/1/2050	421,000	284,286
NVIDIA Corp., Sr. Unscd. Notes(a)	4.95	6/15/2036	700,000	668,820

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Semiconductors & Semiconductor Equipment — .6% (continued)
NVIDIA Corp., Sr. Unscd. Notes	5.63	6/15/2056	300,000	271,391
NXP BV/NXP Funding LLC, Gtd. Notes	5.55	12/1/2028	110,000	111,557
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes	4.30	6/18/2029	506,000	497,860
QUALCOMM, Inc., Sr. Unscd. Notes	2.15	5/20/2030	100,000	90,649
QUALCOMM, Inc., Sr. Unscd. Notes	3.25	5/20/2050	50,000	31,558
QUALCOMM, Inc., Sr. Unscd. Notes	4.30	5/20/2047	355,000	275,005
QUALCOMM, Inc., Sr. Unscd. Notes	5.00	5/20/2035	200,000	194,547
QUALCOMM, Inc., Sr. Unscd. Notes(a)	6.00	5/20/2053	60,000	57,985
Texas Instruments, Inc., Sr. Unscd. Notes	4.15	5/15/2048	450,000	349,989
Texas Instruments, Inc., Sr. Unscd. Notes(a)	4.60	2/15/2028	806,000	807,321
Texas Instruments, Inc., Sr. Unscd. Notes	5.00	3/14/2053	65,000	55,908
Texas Instruments, Inc., Sr. Unscd. Notes	5.05	5/18/2063	135,000	112,983
TSMC Arizona Corp., Gtd. Notes	2.50	10/25/2031	260,000	232,450
TSMC Arizona Corp., Gtd. Notes	4.50	4/22/2052	55,000	48,390
Xilinx, Inc., Gtd. Notes	2.38	6/1/2030	40,000	36,458
				12,842,467
Supranational Bank — 1.3%
African Development Bank, Jr. Sub. Notes(d)	5.75	5/7/2034	200,000	195,076
African Development Bank, Sr. Unscd. Bonds	4.38	3/14/2028	230,000	230,263
African Development Bank, Sr. Unscd. Notes	3.63	3/3/2031	25,000	24,153
African Development Bank, Sr. Unscd. Notes	4.38	11/3/2027	1,427,000	1,428,737
African Development Bank, Unscd. Notes	3.88	6/12/2028	70,000	69,470
Asian Development Bank, Sr. Unscd. Bonds	6.22	8/15/2027	317,000	321,857
Asian Development Bank, Sr. Unscd. Notes	1.50	3/4/2031	35,000	30,781
Asian Development Bank, Sr. Unscd. Notes(a)	1.75	9/19/2029	219,000	202,449
Asian Development Bank, Sr. Unscd. Notes	3.13	9/26/2028	273,000	266,545
Asian Development Bank, Sr. Unscd. Notes	3.88	6/14/2033	750,000	719,121
Asian Development Bank, Sr. Unscd. Notes	4.25	1/14/2036	475,000	458,779
Asian Development Bank, Sr. Unscd. Notes	4.50	8/25/2028	905,000	908,651
Asian Development Bank, Sr. Unscd. Notes	4.75	2/12/2030	50,000	49,933
Corp. Andina de Fomento, Sr. Unscd. Bonds	5.00	1/22/2030	30,000	30,381
Corp. Andina de Fomento, Sr. Unscd. Notes	5.00	1/24/2029	370,000	374,135
Council of Europe Development Bank, Sr. Unscd. Bonds	3.63	1/26/2028	75,000	74,295
European Bank for Reconstruction & Development, Notes	4.38	3/9/2028	83,000	83,104
European Bank for Reconstruction & Development, Sr. Unscd. Notes	4.13	1/25/2029	45,000	44,765
European Bank for Reconstruction & Development, Sr. Unscd. Notes	4.25	3/13/2034	500,000	487,654
European Investment Bank, Sr. Unscd. Bonds	1.63	10/9/2029	290,000	266,733
European Investment Bank, Sr. Unscd. Bonds	3.25	11/15/2027	635,000	627,176
European Investment Bank, Sr. Unscd. Bonds	3.63	7/15/2030	900,000	875,226
European Investment Bank, Sr. Unscd. Bonds	3.75	2/14/2033	100,000	95,509
European Investment Bank, Sr. Unscd. Bonds	3.88	6/15/2028	1,255,000	1,245,918
European Investment Bank, Sr. Unscd. Bonds	4.13	2/13/2034	715,000	693,186
European Investment Bank, Sr. Unscd. Bonds	4.25	8/16/2032	35,000	34,515
European Investment Bank, Sr. Unscd. Bonds	4.63	2/12/2035	495,000	493,450
European Investment Bank, Sr. Unscd. Notes	0.88	5/17/2030	700,000	615,193
European Investment Bank, Sr. Unscd. Notes	1.25	2/14/2031	100,000	87,081
European Investment Bank, Sr. Unscd. Notes	3.75	5/15/2029	1,100,000	1,083,005
European Investment Bank, Sr. Unscd. Notes	3.75	3/13/2031	350,000	340,241
European Investment Bank, Sr. Unscd. Notes	4.38	8/16/2033	300,000	296,288
European Investment Bank, Sr. Unscd. Notes	4.75	6/15/2029	1,297,000	1,310,898

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Supranational Bank — 1.3% (continued)
Inter-American Development Bank, Sr. Unscd. Bonds	1.13	7/20/2028	440,000	414,060
Inter-American Development Bank, Sr. Unscd. Bonds	4.13	2/15/2029	410,000	407,854
Inter-American Development Bank, Sr. Unscd. Bonds	4.25	8/11/2031	300,000	297,322
Inter-American Development Bank, Sr. Unscd. Notes	1.13	1/13/2031	880,000	763,814
Inter-American Development Bank, Sr. Unscd. Notes	2.25	6/18/2029	243,000	229,302
Inter-American Development Bank, Sr. Unscd. Notes	3.50	9/14/2029	113,000	110,206
Inter-American Development Bank, Sr. Unscd. Notes	3.50	4/12/2033	45,000	42,234
Inter-American Development Bank, Sr. Unscd. Notes	3.63	9/17/2031	830,000	798,519
Inter-American Development Bank, Sr. Unscd. Notes	3.88	10/28/2041	150,000	128,619
Inter-American Development Bank, Sr. Unscd. Notes	4.38	7/16/2035	185,000	180,617
Inter-American Development Bank, Unscd. Bonds	0.63	9/16/2027	115,000	110,475
Inter-American Investment Corp., Sr. Unscd. Bonds	4.25	4/1/2030	20,000	19,862
Inter-American Investment Corp., Sr. Unscd. Notes	3.63	11/20/2028	475,000	467,576
Inter-American Investment Corp., Sr. Unscd. Notes	4.13	2/15/2028	85,000	84,742
Inter-American Investment Corp., Sr. Unscd. Notes	4.25	2/14/2029	20,000	19,930
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	0.75	8/26/2030	775,000	670,917
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	1.13	9/13/2028	970,000	908,620
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	1.25	2/10/2031	260,000	226,437
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	3.63	5/5/2028	45,000	44,507
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	3.88	10/16/2029	788,000	776,659
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	3.88	8/28/2034	25,000	23,748
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	4.00	7/25/2030	155,000	152,846
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	4.50	5/20/2036	1,550,000	1,523,086
International Bank for Reconstruction & Development, Sr. Unscd. Notes	1.63	11/3/2031	2,580,000	2,239,645
International Bank for Reconstruction & Development, Sr. Unscd. Notes	2.50	3/29/2032	400,000	360,534
International Bank for Reconstruction & Development, Sr. Unscd. Notes	3.50	7/12/2028	66,000	65,041
International Bank for Reconstruction & Development, Sr. Unscd. Notes	4.75	2/15/2035	155,000	155,695
International Bank for Reconstruction & Development, Sr. Unscd. Notes, Ser. GDIF	2.50	11/22/2027	1,298,000	1,269,246
International Bank for Reconstruction & Development, Sr. Unscd. Notes, Ser. GDIF	5.10	4/5/2034	185,000	183,853
International Finance Corp., Sr. Unscd. Notes	0.75	8/27/2030	350,000	303,063
Nordic Investment Bank, Sr. Unscd. Bonds	3.75	8/28/2028	275,000	272,137
Nordic Investment Bank, Sr. Unscd. Notes	3.38	9/8/2027	30,000	29,721
The Asian Infrastructure Investment Bank, Sr. Unscd. Bonds	4.13	1/18/2029	300,000	298,538
The Asian Infrastructure Investment Bank, Sr. Unscd. Notes	4.13	1/14/2036	500,000	477,850
				28,121,843
Technology Hardware & Equipment — .4%
Accenture Capital, Inc., Gtd. Notes	4.50	10/4/2034	200,000	187,623
Amdocs Ltd., Sr. Unscd. Notes	2.54	6/15/2030	140,000	126,018
Apple, Inc., Sr. Unscd. Bonds(a)	4.75	5/12/2035	300,000	296,585
Apple, Inc., Sr. Unscd. Notes	1.25	8/20/2030	138,000	121,094
Apple, Inc., Sr. Unscd. Notes	1.40	8/5/2028	105,000	99,186
Apple, Inc., Sr. Unscd. Notes	1.65	5/11/2030	500,000	449,203
Apple, Inc., Sr. Unscd. Notes	1.70	8/5/2031	250,000	217,337
Apple, Inc., Sr. Unscd. Notes	2.20	9/11/2029	152,000	142,248
Apple, Inc., Sr. Unscd. Notes	2.38	2/8/2041	60,000	41,115
Apple, Inc., Sr. Unscd. Notes	2.65	5/11/2050	485,000	281,341
Apple, Inc., Sr. Unscd. Notes	2.65	2/8/2051	431,000	247,325
Apple, Inc., Sr. Unscd. Notes	2.70	8/5/2051	370,000	213,653

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Technology Hardware & Equipment — .4% (continued)
Apple, Inc., Sr. Unscd. Notes	2.85	8/5/2061	100,000	54,139
Apple, Inc., Sr. Unscd. Notes	2.90	9/12/2027	36,000	35,466
Apple, Inc., Sr. Unscd. Notes	2.95	9/11/2049	150,000	93,290
Apple, Inc., Sr. Unscd. Notes	3.25	8/8/2029	166,000	160,306
Apple, Inc., Sr. Unscd. Notes	3.35	8/8/2032	155,000	144,715
Apple, Inc., Sr. Unscd. Notes	3.85	5/4/2043	411,000	326,388
Apple, Inc., Sr. Unscd. Notes	3.85	8/4/2046	166,000	125,765
Apple, Inc., Sr. Unscd. Notes(a)	3.95	8/8/2052	25,000	18,368
Apple, Inc., Sr. Unscd. Notes	4.00	5/10/2028	30,000	29,835
Apple, Inc., Sr. Unscd. Notes	4.00	5/12/2028	500,000	497,046
Apple, Inc., Sr. Unscd. Notes	4.15	5/10/2030	116,000	114,809
Apple, Inc., Sr. Unscd. Notes	4.20	5/12/2030	200,000	198,175
Apple, Inc., Sr. Unscd. Notes(a)	4.50	5/12/2032	200,000	199,168
Apple, Inc., Sr. Unscd. Notes	4.65	2/23/2046	207,000	177,737
Apple, Inc., Sr. Unscd. Notes(a)	4.85	5/10/2053	85,000	74,330
Dell International LLC/EMC Corp., Gtd. Notes	3.38	12/15/2041	398,000	291,592
Dell International LLC/EMC Corp., Gtd. Notes	3.45	12/15/2051	40,000	26,207
Dell International LLC/EMC Corp., Gtd. Notes	5.25	2/15/2037	300,000	287,766
Dell International LLC/EMC Corp., Gtd. Notes	5.40	4/15/2034	50,000	49,613
Dell International LLC/EMC Corp., Gtd. Notes	5.75	2/1/2033	25,000	25,505
Dell International LLC/EMC Corp., Gtd. Notes	8.10	7/15/2036	19,000	22,034
Dell International LLC/EMC Corp., Sr. Unscd. Notes	5.30	10/1/2029	116,000	117,282
Dell International LLC/EMC Corp., Sr. Unscd. Notes	8.35	7/15/2046	100,000	121,312
Dell, Inc., Sr. Unscd. Notes	6.50	4/15/2038	20,000	20,892
Hewlett Packard Enterprise Co., Sr. Unscd. Notes(a)	5.60	10/15/2054	450,000	391,716
HP, Inc., Sr. Unscd. Notes	4.75	1/15/2028	20,000	20,009
HP, Inc., Sr. Unscd. Notes	5.40	4/25/2030	500,000	504,726
International Business Machines Corp., Sr. Unscd. Notes	2.95	5/15/2050	480,000	274,705
International Business Machines Corp., Sr. Unscd. Notes	3.43	2/9/2052	60,000	36,883
International Business Machines Corp., Sr. Unscd. Notes	4.00	6/20/2042	140,000	107,716
International Business Machines Corp., Sr. Unscd. Notes	4.15	5/15/2039	109,900	91,454
International Business Machines Corp., Sr. Unscd. Notes	4.50	2/6/2028	215,000	214,616
International Business Machines Corp., Sr. Unscd. Notes	4.70	2/19/2046	210,000	168,675
International Business Machines Corp., Sr. Unscd. Notes(a)	4.90	7/27/2052	274,000	217,206
International Business Machines Corp., Sr. Unscd. Notes	5.10	2/6/2053	139,000	112,785
Kyndryl Holdings, Inc., Sr. Unscd. Notes	4.10	10/15/2041	185,000	128,401
Leidos, Inc., Gtd. Notes	5.50	3/15/2035	100,000	98,887
Teledyne FLIR LLC, Sr. Unscd. Notes	2.50	8/1/2030	25,000	22,703
				8,024,950
Telecommunication Services — 1.0%
America Movil SAB de CV, Gtd. Notes	6.13	3/30/2040	20,000	20,336
America Movil SAB de CV, Sr. Unscd. Notes	4.38	7/16/2042	305,000	253,960
AT&T, Inc., Sr. Unscd. Bonds	5.65	2/15/2047	50,000	45,087
AT&T, Inc., Sr. Unscd. Notes	1.65	2/1/2028	555,000	530,725
AT&T, Inc., Sr. Unscd. Notes	2.25	2/1/2032	125,400	107,663
AT&T, Inc., Sr. Unscd. Notes	2.55	12/1/2033	382,000	314,576
AT&T, Inc., Sr. Unscd. Notes(a)	3.10	2/1/2043	60,000	40,875
AT&T, Inc., Sr. Unscd. Notes	3.30	2/1/2052	200,000	117,685
AT&T, Inc., Sr. Unscd. Notes	3.50	9/15/2053	470,000	283,891
AT&T, Inc., Sr. Unscd. Notes	3.55	9/15/2055	143,000	85,758

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Telecommunication Services — 1.0% (continued)
AT&T, Inc., Sr. Unscd. Notes	3.65	6/1/2051	150,000	95,178
AT&T, Inc., Sr. Unscd. Notes	3.65	9/15/2059	435,000	258,109
AT&T, Inc., Sr. Unscd. Notes	3.80	12/1/2057	1,215,000	751,358
AT&T, Inc., Sr. Unscd. Notes	4.10	2/15/2028	165,000	163,490
AT&T, Inc., Sr. Unscd. Notes	4.30	2/15/2030	75,000	73,331
AT&T, Inc., Sr. Unscd. Notes	4.35	3/1/2029	465,000	459,363
AT&T, Inc., Sr. Unscd. Notes	4.50	5/15/2035	62,000	56,901
AT&T, Inc., Sr. Unscd. Notes	4.50	3/9/2048	260,500	196,050
AT&T, Inc., Sr. Unscd. Notes	4.55	3/9/2049	50,000	37,634
AT&T, Inc., Sr. Unscd. Notes	4.75	5/15/2046	700,000	555,847
AT&T, Inc., Sr. Unscd. Notes(a)	4.90	11/1/2035	300,000	282,742
AT&T, Inc., Sr. Unscd. Notes	5.15	3/15/2042	219,000	192,096
AT&T, Inc., Sr. Unscd. Notes	5.25	3/1/2037	250,000	237,801
AT&T, Inc., Sr. Unscd. Notes	5.40	2/15/2034	1,108,000	1,099,727
AT&T, Inc., Sr. Unscd. Notes	5.70	11/1/2054	75,000	64,714
Bell Telephone Co. of Canada or Bell Canada, Gtd. Notes	5.55	2/15/2054	106,000	94,903
British Telecommunications Ltd., Sr. Unscd. Notes	5.13	12/4/2028	100,000	100,584
Cisco Systems, Inc., Sr. Unscd. Notes	5.30	2/26/2054	50,000	44,780
Cisco Systems, Inc., Sr. Unscd. Notes	5.35	2/26/2064	632,000	556,251
Corning, Inc., Sr. Unscd. Notes	4.38	11/15/2057	300,000	222,191
Corning, Inc., Sr. Unscd. Notes	5.35	11/15/2048	60,000	53,535
Corning, Inc., Sr. Unscd. Notes	5.45	11/15/2079	197,000	168,332
Corning, Inc., Sr. Unscd. Notes	5.85	11/15/2068	55,000	50,279
Deutsche Telekom International Finance BV, Gtd. Bonds	8.25	6/15/2030	50,000	55,675
Deutsche Telekom International Finance BV, Gtd. Bonds	9.25	6/1/2032	100,000	120,406
Juniper Networks, Inc., Sr. Unscd. Notes	2.00	12/10/2030	135,000	117,834
Juniper Networks, Inc., Sr. Unscd. Notes	3.75	8/15/2029	40,000	38,509
Motorola Solutions, Inc., Sr. Unscd. Notes	2.30	11/15/2030	292,000	261,059
Motorola Solutions, Inc., Sr. Unscd. Notes	2.75	5/24/2031	82,000	73,760
Motorola Solutions, Inc., Sr. Unscd. Notes	4.60	2/23/2028	15,000	14,999
Motorola Solutions, Inc., Sr. Unscd. Notes	5.00	4/15/2029	600,000	602,872
Motorola Solutions, Inc., Sr. Unscd. Notes	5.60	6/1/2032	99,000	100,653
Nokia OYJ, Sr. Unscd. Notes	6.63	5/15/2039	210,000	211,330
Orange SA, Sr. Unscd. Notes	5.38	1/13/2042	102,000	95,243
Orange SA, Sr. Unscd. Notes	9.00	3/1/2031	295,000	339,877
Rogers Communications, Inc., Gtd. Notes	4.50	3/15/2042	500,000	406,916
Rogers Communications, Inc., Gtd. Notes	5.30	2/15/2034	300,000	291,218
Sprint Capital Corp., Gtd. Notes	6.88	11/15/2028	325,000	339,165
Sprint Capital Corp., Gtd. Notes	8.75	3/15/2032	135,000	157,060
Telefonica Emisiones SA, Gtd. Notes	4.90	3/6/2048	240,000	193,068
Telefonica Emisiones SA, Gtd. Notes(a)	5.52	3/1/2049	130,000	113,457
Telefonica Emisiones SA, Gtd. Notes	7.05	6/20/2036	343,000	369,106
Telefonica Europe BV, Gtd. Notes	8.25	9/15/2030	91,000	100,950
TELUS Corp., Sr. Unscd. Notes	3.70	9/15/2027	109,000	107,814
T-Mobile USA, Inc., Gtd. Notes	2.05	2/15/2028	27,000	25,946
T-Mobile USA, Inc., Gtd. Notes	2.40	3/15/2029	100,000	94,057
T-Mobile USA, Inc., Gtd. Notes	2.55	2/15/2031	391,000	350,822
T-Mobile USA, Inc., Gtd. Notes	2.70	3/15/2032	109,000	95,683
T-Mobile USA, Inc., Gtd. Notes	2.88	2/15/2031	650,000	591,251
T-Mobile USA, Inc., Gtd. Notes	3.30	2/15/2051	260,000	158,135

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Telecommunication Services — 1.0% (continued)
T-Mobile USA, Inc., Gtd. Notes	3.40	10/15/2052	164,000	100,028
T-Mobile USA, Inc., Gtd. Notes	3.60	11/15/2060	95,000	56,791
T-Mobile USA, Inc., Gtd. Notes	4.38	4/15/2040	315,000	265,742
T-Mobile USA, Inc., Gtd. Notes	4.50	4/15/2050	126,000	95,099
T-Mobile USA, Inc., Gtd. Notes	4.80	7/15/2028	368,000	368,722
T-Mobile USA, Inc., Gtd. Notes	4.95	3/15/2028	415,000	416,669
T-Mobile USA, Inc., Gtd. Notes	5.05	7/15/2033	145,000	141,779
T-Mobile USA, Inc., Gtd. Notes	5.15	4/15/2034	300,000	293,626
T-Mobile USA, Inc., Gtd. Notes	5.65	1/15/2053	403,000	354,736
T-Mobile USA, Inc., Gtd. Notes	5.75	1/15/2034	260,000	263,675
T-Mobile USA, Inc., Gtd. Notes	5.75	1/15/2054	75,000	67,016
T-Mobile USA, Inc., Gtd. Notes	5.80	9/15/2062	166,000	146,084
T-Mobile USA, Inc., Gtd. Notes(a)	6.00	6/15/2054	99,000	91,379
Verizon Communications, Inc., Jr. Sub. Notes	6.20	5/14/2056	200,000	195,662
Verizon Communications, Inc., Sr. Unscd. Notes	1.50	9/18/2030	205,000	178,925
Verizon Communications, Inc., Sr. Unscd. Notes	1.68	10/30/2030	140,000	122,479
Verizon Communications, Inc., Sr. Unscd. Notes	1.75	1/20/2031	30,000	26,139
Verizon Communications, Inc., Sr. Unscd. Notes	2.36	3/15/2032	455,000	393,959
Verizon Communications, Inc., Sr. Unscd. Notes	2.85	9/3/2041	50,000	34,091
Verizon Communications, Inc., Sr. Unscd. Notes	2.88	11/20/2050	435,000	248,765
Verizon Communications, Inc., Sr. Unscd. Notes	2.99	10/30/2056	300,000	163,909
Verizon Communications, Inc., Sr. Unscd. Notes	3.00	11/20/2060	654,000	352,086
Verizon Communications, Inc., Sr. Unscd. Notes	3.15	3/22/2030	50,000	47,078
Verizon Communications, Inc., Sr. Unscd. Notes	3.40	3/22/2041	210,000	155,740
Verizon Communications, Inc., Sr. Unscd. Notes	3.55	3/22/2051	93,000	60,826
Verizon Communications, Inc., Sr. Unscd. Notes	3.70	3/22/2061	140,000	87,686
Verizon Communications, Inc., Sr. Unscd. Notes	3.88	2/8/2029	161,000	157,725
Verizon Communications, Inc., Sr. Unscd. Notes	3.88	3/1/2052	30,000	20,596
Verizon Communications, Inc., Sr. Unscd. Notes	4.02	12/3/2029	260,000	253,758
Verizon Communications, Inc., Sr. Unscd. Notes	4.33	9/21/2028	251,000	249,262
Verizon Communications, Inc., Sr. Unscd. Notes	4.50	8/10/2033	127,000	120,399
Verizon Communications, Inc., Sr. Unscd. Notes	4.52	9/15/2048	194,000	150,415
Verizon Communications, Inc., Sr. Unscd. Notes	4.75	1/15/2033	200,000	193,822
Verizon Communications, Inc., Sr. Unscd. Notes	4.78	2/15/2035	250,000	235,813
Verizon Communications, Inc., Sr. Unscd. Notes	4.81	3/15/2039	500,000	449,252
Verizon Communications, Inc., Sr. Unscd. Notes	4.86	8/21/2046	50,000	41,169
Verizon Communications, Inc., Sr. Unscd. Notes	5.00	1/15/2036	200,000	189,740
Verizon Communications, Inc., Sr. Unscd. Notes	5.01	8/21/2054	34,000	27,803
Verizon Communications, Inc., Sr. Unscd. Notes	5.05	5/9/2033	165,000	163,009
Verizon Communications, Inc., Sr. Unscd. Notes	5.50	3/16/2047	40,000	36,058
Verizon Communications, Inc., Sr. Unscd. Notes	5.75	11/30/2045	200,000	184,960
Verizon Communications, Inc., Sr. Unscd. Notes	5.85	9/15/2035	305,000	310,649
Verizon Communications, Inc., Sr. Unscd. Notes	5.88	11/30/2055	300,000	274,079
Verizon Communications, Inc., Sr. Unscd. Notes	6.00	11/30/2065	200,000	181,443
Verizon Communications, Inc., Sr. Unscd. Notes	6.55	9/15/2043	260,000	266,053
Vodafone Group PLC, Sr. Unscd. Bonds	6.15	2/27/2037	175,000	180,613
Vodafone Group PLC, Sr. Unscd. Notes	4.25	9/17/2050	100,000	73,231
Vodafone Group PLC, Sr. Unscd. Notes	4.88	6/19/2049	25,000	20,309
Vodafone Group PLC, Sr. Unscd. Notes	5.63	2/10/2053	200,000	176,462
Vodafone Group PLC, Sr. Unscd. Notes(a)	5.75	6/28/2054	100,000	90,062

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Telecommunication Services — 1.0% (continued)
Vodafone Group PLC, Sr. Unscd. Notes	5.75	2/10/2063	95,000	83,499
Vodafone Group PLC, Sr. Unscd. Notes(a)	5.88	6/28/2064	280,000	249,083
				22,150,572
Transportation — .5%
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	3.90	8/1/2046	165,000	124,700
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	4.15	12/15/2048	131,000	101,181
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	4.45	1/15/2053	155,000	122,646
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	4.55	9/1/2044	222,000	187,673
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	5.75	5/1/2040	125,000	126,692
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	6.15	5/1/2037	315,000	335,348
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	6.20	8/15/2036	25,000	26,626
Burlington Northern Santa Fe LLC, Sr. Unscd. Notes	4.45	3/15/2043	158,000	134,833
Burlington Northern Santa Fe LLC, Sr. Unscd. Notes	4.70	9/1/2045	40,000	34,322
Canadian National Railway Co., Sr. Unscd. Debs.	6.38	11/15/2037	72,000	77,733
Canadian National Railway Co., Sr. Unscd. Notes	2.45	5/1/2050	142,000	79,418
Canadian National Railway Co., Sr. Unscd. Notes	4.20	3/12/2031	115,000	111,690
Canadian National Railway Co., Sr. Unscd. Notes	4.38	9/18/2034	50,000	47,460
Canadian National Railway Co., Sr. Unscd. Notes	4.45	1/20/2049	115,000	93,474
Canadian National Railway Co., Sr. Unscd. Notes	5.85	11/1/2033	510,000	536,801
Canadian National Railway Co., Sr. Unscd. Notes	6.20	6/1/2036	115,000	122,255
Canadian National Railway Co., Sr. Unscd. Notes	6.25	8/1/2034	113,000	120,882
Canadian Pacific Railway Co., Gtd. Notes	2.88	11/15/2029	223,000	210,391
Canadian Pacific Railway Co., Gtd. Notes	4.70	5/1/2048	35,000	29,429
Canadian Pacific Railway Co., Gtd. Notes	4.80	9/15/2035	250,000	240,337
Canadian Pacific Railway Co., Gtd. Notes	4.80	8/1/2045	50,000	43,259
Canadian Pacific Railway Co., Gtd. Notes	4.95	8/15/2045	226,000	199,110
Canadian Pacific Railway Co., Gtd. Notes	6.13	9/15/2115	205,000	200,522
CSX Corp., Sr. Unscd. Notes	2.40	2/15/2030	600,000	554,789
CSX Corp., Sr. Unscd. Notes	3.35	9/15/2049	175,000	117,012
CSX Corp., Sr. Unscd. Notes	3.80	4/15/2050	95,000	68,859
CSX Corp., Sr. Unscd. Notes	4.10	11/15/2032	100,000	95,779
CSX Corp., Sr. Unscd. Notes	4.10	3/15/2044	110,000	87,883
CSX Corp., Sr. Unscd. Notes	4.50	11/15/2052	100,000	80,312
CSX Corp., Sr. Unscd. Notes	4.75	11/15/2048	13,000	10,987
CSX Corp., Sr. Unscd. Notes	5.20	11/15/2033	200,000	201,068
CSX Corp., Sr. Unscd. Notes	6.22	4/30/2040	20,000	21,002
FedEx Corp., Gtd. Bonds	4.90	1/15/2034	630,000	614,796
FedEx Corp., Gtd. Notes	3.10	8/5/2029	50,000	47,551
FedEx Corp., Gtd. Notes	3.10	8/5/2029	120,000	114,166
FedEx Corp., Gtd. Notes	4.25	5/15/2030	150,000	146,376
FedEx Corp., Gtd. Notes	5.10	1/15/2044	35,000	31,101
GXO Logistics, Inc., Sr. Unscd. Notes	2.65	7/15/2031	400,000	351,955
Kirby Corp., Sr. Unscd. Notes	4.20	3/1/2028	55,000	54,537
Norfolk Southern Corp., Sr. Unscd. Bonds	4.84	10/1/2041	50,000	45,172
Norfolk Southern Corp., Sr. Unscd. Notes	2.55	11/1/2029	189,000	176,608
Norfolk Southern Corp., Sr. Unscd. Notes	3.05	5/15/2050	738,000	457,975
Norfolk Southern Corp., Sr. Unscd. Notes	4.05	8/15/2052	145,000	106,585
Norfolk Southern Corp., Sr. Unscd. Notes	4.15	2/28/2048	50,000	38,492
Norfolk Southern Corp., Sr. Unscd. Notes	4.45	3/1/2033	110,000	106,182
Norfolk Southern Corp., Sr. Unscd. Notes	4.45	6/15/2045	25,000	20,644

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Transportation — .5% (continued)
Norfolk Southern Corp., Sr. Unscd. Notes	4.55	6/1/2053	204,000	162,310
Norfolk Southern Corp., Sr. Unscd. Notes	5.35	8/1/2054	60,000	53,960
Ryder System, Inc., Sr. Unscd. Notes	5.25	6/1/2028	175,000	176,605
Ryder System, Inc., Sr. Unscd. Notes(a)	5.65	3/1/2028	45,000	45,638
Union Pacific Corp., Sr. Unscd. Notes	2.38	5/20/2031	100,000	89,562
Union Pacific Corp., Sr. Unscd. Notes	2.40	2/5/2030	164,000	151,660
Union Pacific Corp., Sr. Unscd. Notes	2.80	2/14/2032	190,000	170,852
Union Pacific Corp., Sr. Unscd. Notes	2.97	9/16/2062	266,000	146,216
Union Pacific Corp., Sr. Unscd. Notes	3.25	2/5/2050	165,000	108,041
Union Pacific Corp., Sr. Unscd. Notes	3.35	8/15/2046	90,000	62,385
Union Pacific Corp., Sr. Unscd. Notes	3.50	2/14/2053	320,000	214,292
Union Pacific Corp., Sr. Unscd. Notes	3.70	3/1/2029	38,000	37,159
Union Pacific Corp., Sr. Unscd. Notes	3.75	2/5/2070	100,000	64,245
Union Pacific Corp., Sr. Unscd. Notes	3.85	2/14/2072	15,000	9,949
Union Pacific Corp., Sr. Unscd. Notes	3.95	9/10/2028	95,000	93,950
Union Pacific Corp., Sr. Unscd. Notes	3.95	8/15/2059	230,000	161,071
Union Pacific Corp., Sr. Unscd. Notes	4.05	11/15/2045	45,000	35,035
Union Pacific Corp., Sr. Unscd. Notes	4.05	3/1/2046	125,000	97,025
Union Pacific Corp., Sr. Unscd. Notes	4.10	9/15/2067	15,000	10,524
Union Pacific Corp., Sr. Unscd. Notes	4.30	3/1/2049	85,000	67,141
Union Pacific Corp., Sr. Unscd. Notes(a)	4.95	5/15/2053	10,000	8,588
Union Pacific Corp., Sr. Unscd. Notes	5.60	12/1/2054	60,000	56,778
Union Pacific Corp., Sr. Unscd. Notes	6.63	2/1/2029	50,000	52,444
United Parcel Service, Inc., Sr. Unscd. Bonds(a)	5.25	5/14/2035	100,000	100,219
United Parcel Service, Inc., Sr. Unscd. Bonds	5.95	5/14/2055	100,000	97,792
United Parcel Service, Inc., Sr. Unscd. Notes	2.50	9/1/2029	245,000	230,144
United Parcel Service, Inc., Sr. Unscd. Notes	3.05	11/15/2027	648,000	637,432
United Parcel Service, Inc., Sr. Unscd. Notes	4.25	3/15/2049	202,000	156,315
United Parcel Service, Inc., Sr. Unscd. Notes	4.45	4/1/2030	300,000	297,939
United Parcel Service, Inc., Sr. Unscd. Notes	4.88	3/3/2033	335,000	334,651
United Parcel Service, Inc., Sr. Unscd. Notes(a)	5.30	4/1/2050	135,000	122,270
United Parcel Service, Inc., Sr. Unscd. Notes	6.05	5/14/2065	100,000	97,691
				11,006,496
Utilities — 2.5%
AEP Texas, Inc., Sr. Unscd. Notes	5.70	5/15/2034	355,000	359,050
AEP Texas, Inc., Sr. Unscd. Notes, Ser. I	2.10	7/1/2030	90,000	80,912
AEP Transmission Co. LLC, Sr. Unscd. Notes	3.80	6/15/2049	30,000	21,418
AEP Transmission Co. LLC, Sr. Unscd. Notes	4.25	9/15/2048	90,000	69,985
Alabama Power Co., Sr. Unscd. Notes	3.13	7/15/2051	170,000	106,203
Alabama Power Co., Sr. Unscd. Notes	4.30	1/2/2046	65,000	51,950
Alabama Power Co., Sr. Unscd. Notes	5.85	11/15/2033	520,000	537,357
Ameren Corp., Sr. Unscd. Notes	1.75	3/15/2028	50,000	47,703
Ameren Illinois Co., First Mortgage Bonds	1.55	11/15/2030	85,000	74,204
Ameren Illinois Co., First Mortgage Bonds	2.90	6/15/2051	110,000	66,351
American Electric Power Co., Inc., Jr. Sub. Notes	6.95	12/15/2054	250,000	263,132
American Electric Power Co., Inc., Sr. Unscd. Notes	2.30	3/1/2030	150,000	137,171
American Electric Power Co., Inc., Sr. Unscd. Notes	5.20	1/15/2029	70,000	70,735
American Electric Power Co., Inc., Sr. Unscd. Notes	5.75	11/1/2027	185,000	187,441
American Water Capital Corp., Sr. Unscd. Bonds	5.25	3/1/2035	250,000	247,867
American Water Capital Corp., Sr. Unscd. Bonds	6.59	10/15/2037	145,000	157,982

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Utilities — 2.5% (continued)
American Water Capital Corp., Sr. Unscd. Notes	2.80	5/1/2030	100,000	92,982
American Water Capital Corp., Sr. Unscd. Notes	3.25	6/1/2051	50,000	31,916
American Water Capital Corp., Sr. Unscd. Notes	3.45	5/1/2050	250,000	167,752
American Water Capital Corp., Sr. Unscd. Notes	3.75	9/1/2028	104,000	102,193
American Water Capital Corp., Sr. Unscd. Notes	3.75	9/1/2047	70,000	50,865
American Water Capital Corp., Sr. Unscd. Notes	4.45	6/1/2032	100,000	97,213
Appalachian Power Co., Sr. Unscd. Notes	5.65	4/1/2034	250,000	252,454
Arizona Public Service Co., Sr. Unscd. Notes	2.20	12/15/2031	255,000	220,056
Arizona Public Service Co., Sr. Unscd. Notes	2.60	8/15/2029	750,000	703,285
Arizona Public Service Co., Sr. Unscd. Notes	3.50	12/1/2049	115,000	76,598
Arizona Public Service Co., Sr. Unscd. Notes	5.90	8/15/2055	200,000	190,727
Atmos Energy Corp., Sr. Unscd. Notes	2.85	2/15/2052	85,000	50,093
Atmos Energy Corp., Sr. Unscd. Notes	3.38	9/15/2049	102,000	68,279
Atmos Energy Corp., Sr. Unscd. Notes	4.13	3/15/2049	115,000	87,837
Atmos Energy Corp., Sr. Unscd. Notes	4.15	1/15/2043	100,000	81,806
Atmos Energy Corp., Sr. Unscd. Notes	5.45	10/15/2032	55,000	55,991
Atmos Energy Corp., Sr. Unscd. Notes	5.90	11/15/2033	115,000	119,865
Atmos Energy Corp., Sr. Unscd. Notes	6.20	11/15/2053	35,000	35,603
Avista Corp., First Mortgage Bonds	4.35	6/1/2048	50,000	39,470
Baltimore Gas & Electric Co., Sr. Unscd. Notes	5.30	6/1/2034	280,000	278,647
Baltimore Gas & Electric Co., Sr. Unscd. Notes	6.05	6/1/2056	500,000	487,735
Berkshire Hathaway Energy Co., Sr. Unscd. Bonds	5.95	5/15/2037	245,000	253,320
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	3.25	4/15/2028	254,000	248,526
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	3.80	7/15/2048	180,000	128,850
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	4.45	1/15/2049	150,000	117,690
Black Hills Corp., Sr. Unscd. Notes	3.05	10/15/2029	234,000	220,829
Black Hills Corp., Sr. Unscd. Notes	6.15	5/15/2034	126,000	130,136
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage Bonds	3.95	3/1/2048	164,000	123,278
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage Bonds	5.30	4/1/2053	75,000	67,802
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage Bonds, Ser. AD	2.90	7/1/2050	74,000	45,148
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage Bonds, Ser. AJ	4.85	10/1/2052	50,000	42,351
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage Bonds, Ser. AQ	4.95	8/15/2035	25,000	24,203
CenterPoint Energy Resources Corp., Sr. Unscd. Notes	1.75	10/1/2030	97,000	85,760
CenterPoint Energy Resources Corp., Sr. Unscd. Notes	5.25	3/1/2028	245,000	247,471
CenterPoint Energy, Inc., Jr. Sub. Notes	6.70	5/15/2055	20,000	20,339
CenterPoint Energy, Inc., Jr. Sub. Notes, Ser. A	7.00	2/15/2055	50,000	51,577
Commonwealth Edison Co., First Mortgage Bonds	3.70	8/15/2028	65,000	63,899
Commonwealth Edison Co., First Mortgage Bonds	3.70	3/1/2045	150,000	110,782
Commonwealth Edison Co., First Mortgage Bonds	4.00	3/1/2048	320,000	239,611
Commonwealth Edison Co., First Mortgage Bonds, Ser. 123	3.75	8/15/2047	70,000	50,526
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs.	3.70	11/15/2059	90,000	58,557
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs.	4.50	12/1/2045	209,000	170,547
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs.	4.50	5/15/2058	75,000	57,278
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs.	4.63	12/1/2054	40,000	31,546
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs., Ser. 5-A	5.30	3/1/2035	105,000	104,530
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs., Ser. 7-A	6.30	8/15/2037	65,000	68,566
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs., Ser. C	4.00	11/15/2057	50,000	35,086
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs., Ser. C	4.30	12/1/2056	25,000	18,585

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Utilities — 2.5% (continued)
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Notes	2.40	6/15/2031	325,000	290,181
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Notes	3.60	6/15/2061	200,000	128,206
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Notes	5.13	3/15/2035	250,000	245,008
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Notes	5.50	3/15/2055	200,000	180,735
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Notes	5.88	6/15/2056	300,000	285,494
Constellation Energy Generation LLC, Sr. Unscd. Notes	5.60	6/15/2042	65,000	61,592
Constellation Energy Generation LLC, Sr. Unscd. Notes	5.75	10/1/2041	55,000	54,020
Constellation Energy Generation LLC, Sr. Unscd. Notes	6.13	1/15/2034	45,000	46,938
Constellation Energy Generation LLC, Sr. Unscd. Notes	6.25	10/1/2039	283,000	289,574
Constellation Energy Generation LLC, Sr. Unscd. Notes	6.50	10/1/2053	110,000	112,830
Consumers Energy Co., First Mortgage Bonds	3.50	8/1/2051	100,000	67,930
Consumers Energy Co., First Mortgage Bonds	3.75	2/15/2050	80,000	57,184
Consumers Energy Co., First Mortgage Bonds	4.20	9/1/2052	195,000	147,649
Delmarva Power & Light Co., First Mortgage Bonds	4.15	5/15/2045	50,000	39,356
Dominion Energy South Carolina, Inc., First Mortgage Bonds	4.60	6/15/2043	100,000	85,226
Dominion Energy South Carolina, Inc., First Mortgage Bonds	5.10	6/1/2065	70,000	59,032
Dominion Energy South Carolina, Inc., First Mortgage Bonds	5.45	2/1/2041	25,000	24,153
Dominion Energy South Carolina, Inc., First Mortgage Bonds	6.25	10/15/2053	60,000	61,058
Dominion Energy South Carolina, Inc., First Mortgage Bonds, Ser. A	2.30	12/1/2031	500,000	438,297
Dominion Energy, Inc., Jr. Sub. Notes	6.20	2/15/2056	100,000	98,584
Dominion Energy, Inc., Jr. Sub. Notes, Ser. A	6.88	2/1/2055	240,000	245,204
Dominion Energy, Inc., Jr. Sub. Notes, Ser. B	7.00	6/1/2054	353,000	367,681
Dominion Energy, Inc., Sr. Unscd. Notes	5.38	11/15/2032	25,000	25,175
Dominion Energy, Inc., Sr. Unscd. Notes	7.00	6/15/2038	112,000	123,016
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. C	3.38	4/1/2030	70,000	66,345
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. C	4.90	8/1/2041	25,000	22,255
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. E	6.30	3/15/2033	25,000	26,193
DTE Electric Co., General Ref. Mortgage Bonds	3.70	6/1/2046	50,000	36,560
DTE Electric Co., General Ref. Mortgage Bonds	4.30	7/1/2044	200,000	162,726
DTE Electric Co., General Ref. Mortgage Bonds	5.25	5/15/2035	200,000	198,280
DTE Electric Co., General Ref. Mortgage Bonds	5.85	5/15/2055	200,000	192,721
DTE Energy Co., Sr. Unscd. Notes	4.88	6/1/2028	460,000	461,287
DTE Energy Co., Sr. Unscd. Notes	5.05	10/1/2035	200,000	192,297
Duke Energy Carolinas LLC, First Mortgage Bonds	2.85	3/15/2032	115,000	102,945
Duke Energy Carolinas LLC, First Mortgage Bonds	4.25	12/15/2041	50,000	41,973
Duke Energy Carolinas LLC, First Mortgage Bonds	4.95	1/15/2033	100,000	99,123
Duke Energy Carolinas LLC, First Mortgage Bonds(a)	5.40	1/15/2054	29,000	26,275
Duke Energy Carolinas LLC, First Mortgage Bonds	5.75	6/15/2056	300,000	284,131
Duke Energy Carolinas LLC, First Ref. Mortgage Bonds	3.88	3/15/2046	75,000	55,983
Duke Energy Corp., Sr. Unscd. Notes	2.45	6/1/2030	95,000	86,775
Duke Energy Corp., Sr. Unscd. Notes	3.50	6/15/2051	62,000	40,071
Duke Energy Corp., Sr. Unscd. Notes	3.75	9/1/2046	90,000	64,245
Duke Energy Corp., Sr. Unscd. Notes	4.80	12/15/2045	250,000	210,303
Duke Energy Corp., Sr. Unscd. Notes	4.85	1/5/2029	75,000	75,200
Duke Energy Corp., Sr. Unscd. Notes	4.95	9/15/2035	400,000	383,316
Duke Energy Corp., Sr. Unscd. Notes	5.00	12/8/2027	195,000	195,982
Duke Energy Corp., Sr. Unscd. Notes	5.00	8/15/2052	295,000	243,758
Duke Energy Corp., Sr. Unscd. Notes	6.10	9/15/2053	85,000	82,122
Duke Energy Florida LLC, First Mortgage Bonds	1.75	6/15/2030	100,000	89,326
Duke Energy Florida LLC, First Mortgage Bonds	2.40	12/15/2031	106,000	93,419

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Utilities — 2.5% (continued)
Duke Energy Florida LLC, First Mortgage Bonds	3.80	7/15/2028	20,000	19,741
Duke Energy Florida LLC, First Mortgage Bonds	5.88	11/15/2033	1,100,000	1,141,419
Duke Energy Florida LLC, First Mortgage Bonds	6.20	11/15/2053	150,000	151,279
Duke Energy Indiana LLC, First Mortgage Bonds	5.90	5/15/2055	150,000	144,481
Duke Energy Indiana LLC, Sr. Unscd. Debs.	6.12	10/15/2035	50,000	51,955
Duke Energy Ohio, Inc., First Mortgage Bonds	3.70	6/15/2046	50,000	36,268
Duke Energy Progress LLC, First Mortgage Bonds	3.60	9/15/2047	50,000	35,175
Duke Energy Progress LLC, First Mortgage Bonds	3.70	9/1/2028	85,000	83,538
Duke Energy Progress LLC, First Mortgage Bonds	4.38	3/30/2044	100,000	82,020
Duke Energy Progress LLC, First Mortgage Bonds	5.05	3/15/2035	100,000	97,764
Duke Energy Progress LLC, First Mortgage Bonds	5.10	3/15/2034	200,000	199,532
Duke Energy Progress LLC, First Mortgage Bonds	5.25	3/15/2033	200,000	200,918
Duke Energy Progress LLC, First Mortgage Bonds	5.55	3/15/2055	160,000	147,739
Duke Energy Progress NC Storm Funding LLC, Sr. Scd. Notes, Ser. A3	2.80	7/1/2041	250,000	185,629
Edison International, Sr. Unscd. Notes	4.13	3/15/2028	105,000	103,401
Emera US Finance LP, Gtd. Notes	2.64	6/15/2031	230,000	204,848
Emera US Finance LP, Gtd. Notes(a)	4.75	6/15/2046	50,000	40,889
ENEL Chile SA, Sr. Unscd. Notes	4.88	6/12/2028	100,000	99,997
Entergy Corp., Jr. Sub. Notes	7.13	12/1/2054	50,000	51,267
Entergy Corp., Sr. Unscd. Notes	2.80	6/15/2030	230,000	212,431
Entergy Louisiana LLC, Collateral Trust Bonds	3.05	6/1/2031	555,000	509,505
Entergy Louisiana LLC, Collateral Trust Bonds	4.00	3/15/2033	360,000	335,475
Entergy Louisiana LLC, Collateral Trust Bonds	4.20	9/1/2048	60,000	46,038
Entergy Louisiana LLC, First Mortgage Bonds	1.60	12/15/2030	10,000	8,714
Entergy Louisiana LLC, First Mortgage Bonds	2.35	6/15/2032	251,000	217,539
Entergy Louisiana LLC, First Mortgage Bonds	4.95	1/15/2045	100,000	88,104
Entergy Louisiana LLC, First Mortgage Notes	5.70	3/15/2054	170,000	159,261
Entergy Mississippi LLC, First Mortgage Bonds	2.85	6/1/2028	155,000	150,409
Entergy Mississippi LLC, First Mortgage Bonds	5.05	4/15/2036	1,000,000	961,547
Entergy Texas, Inc., First Mortgage Bonds	5.20	6/15/2036	100,000	97,014
Entergy Texas, Inc., First Mortgage Bonds	5.80	9/1/2053	80,000	75,891
Essential Utilities, Inc., Sr. Unscd. Notes	2.70	4/15/2030	100,000	92,245
Essential Utilities, Inc., Sr. Unscd. Notes	3.57	5/1/2029	200,000	193,273
Evergy Kansas Central, Inc., First Mortgage Bonds	4.25	12/1/2045	90,000	71,415
Evergy Kansas Central, Inc., First Mortgage Bonds	5.25	3/15/2035	250,000	246,312
Evergy Metro, Inc., General Ref. Mortgage Bonds	4.95	4/15/2033	85,000	83,495
Evergy, Inc., Sr. Unscd. Notes	2.90	9/15/2029	100,000	94,234
Eversource Energy, Sr. Unscd. Notes	5.13	5/15/2033	665,000	654,351
Eversource Energy, Sr. Unscd. Notes	5.45	3/1/2028	225,000	227,322
Eversource Energy, Sr. Unscd. Notes	5.95	2/1/2029	135,000	138,425
Eversource Energy, Sr. Unscd. Notes, Ser. O	4.25	4/1/2029	100,000	98,728
Eversource Energy, Sr. Unscd. Notes, Ser. R(a)	1.65	8/15/2030	100,000	87,785
Exelon Corp., Sr. Unscd. Notes	4.70	4/15/2050	210,000	168,019
Exelon Corp., Sr. Unscd. Notes	5.15	3/15/2028	248,000	249,763
Exelon Corp., Sr. Unscd. Notes	5.88	3/15/2055	200,000	188,007
FirstEnergy Transmission LLC, Sr. Unscd. Notes	4.75	1/15/2033	100,000	96,693
Florida Power & Light Co., First Mortgage Bonds	2.88	12/4/2051	250,000	148,381
Florida Power & Light Co., First Mortgage Bonds	3.15	10/1/2049	25,000	15,996
Florida Power & Light Co., First Mortgage Bonds	3.95	3/1/2048	130,000	97,193
Florida Power & Light Co., First Mortgage Bonds	3.99	3/1/2049	800,000	596,478

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Utilities — 2.5% (continued)
Florida Power & Light Co., First Mortgage Bonds	4.40	5/15/2028	826,000	824,920
Florida Power & Light Co., First Mortgage Bonds	4.63	5/15/2030	310,000	309,022
Florida Power & Light Co., First Mortgage Bonds	4.80	5/15/2033	425,000	416,869
Florida Power & Light Co., First Mortgage Bonds	5.05	4/1/2028	115,000	116,025
Florida Power & Light Co., First Mortgage Bonds	5.15	6/15/2029	100,000	101,373
Florida Power & Light Co., First Mortgage Bonds	5.69	3/1/2040	300,000	300,091
Florida Power & Light Co., First Mortgage Bonds	5.80	3/15/2065	42,000	39,439
Florida Power & Light Co., First Mortgage Bonds	5.96	4/1/2039	95,000	97,541
Georgia Power Co., Sr. Unscd. Notes	4.30	3/15/2043	25,000	20,592
Georgia Power Co., Sr. Unscd. Notes(a)	5.13	5/15/2052	145,000	127,818
Georgia Power Co., Sr. Unscd. Notes, Ser. A	3.25	3/15/2051	317,000	203,293
Idaho Power Co., First Mortgage Bonds	5.20	8/15/2034	65,000	64,576
Idaho Power Co., First Mortgage Notes	5.80	4/1/2054	50,000	48,160
Idaho Power Co., First Mortgage Notes, Ser. K	4.20	3/1/2048	25,000	19,481
Indiana Michigan Power Co., Sr. Unscd. Notes	4.25	8/15/2048	300,000	232,088
Indiana Michigan Power Co., Sr. Unscd. Notes	5.60	3/15/2056	580,000	534,553
Interstate Power & Light Co., Sr. Unscd. Debs.	2.30	6/1/2030	15,000	13,635
Interstate Power & Light Co., Sr. Unscd. Debs.	3.60	4/1/2029	350,000	339,652
Interstate Power & Light Co., Sr. Unscd. Notes	4.95	9/30/2034	100,000	96,488
Interstate Power & Light Co., Sr. Unscd. Notes	5.45	9/30/2054	100,000	89,725
IPALCO Enterprises, Inc., Sr. Scd. Notes	5.75	4/1/2034	150,000	146,850
Johnsonville Aeroderivative Combustion Turbine Generation LLC, Sr. Scd. Notes	5.08	10/1/2054	9,813	8,925
MidAmerican Energy Co., First Mortgage Bonds	4.25	7/15/2049	270,000	209,190
MidAmerican Energy Co., First Mortgage Bonds	5.50	11/15/2056	100,000	91,510
MidAmerican Energy Co., First Mortgage Bonds	5.85	9/15/2054	30,000	28,893
MidAmerican Energy Co., First Mortgage Notes	5.80	10/15/2036	171,000	176,527
Mississippi Power Co., Sr. Unscd. Notes, Ser. 12-A	4.25	3/15/2042	30,000	24,520
National Fuel Gas Co., Sr. Unscd. Notes	2.95	3/1/2031	85,000	77,001
National Fuel Gas Co., Sr. Unscd. Notes	5.95	3/15/2035	255,000	259,256
National Grid USA, Sr. Unscd. Notes(a)	5.80	4/1/2035	120,000	123,140
National Rural Utilities Cooperative Finance Corp., Collateral Trust Bonds	4.02	11/1/2032	50,000	47,144
National Rural Utilities Cooperative Finance Corp., Collateral Trust Bonds	4.40	11/1/2048	50,000	39,925
National Rural Utilities Cooperative Finance Corp., Collateral Trust Notes	5.00	8/15/2034	310,000	304,707
National Rural Utilities Cooperative Finance Corp., Sr. Unscd. Notes	4.80	3/15/2028	257,000	257,756
National Rural Utilities Cooperative Finance Corp., Sr. Unscd. Notes	5.05	9/15/2028	160,000	161,185
National Rural Utilities Cooperative Finance Corp., Sr. Unscd. Notes	5.15	6/15/2029	200,000	202,120
Nevada Power Co., General Ref. Mortgage Bonds, Ser. EE	3.13	8/1/2050	42,000	26,385
Nevada Power Co., General Ref. Mortgage Notes, Ser. CC	3.70	5/1/2029	255,000	248,299
Nevada Power Co., General Ref. Mortgage Notes, Ser. N	6.65	4/1/2036	60,000	64,473
NextEra Energy Capital Holdings, Inc., Gtd. Debs.	2.25	6/1/2030	347,000	314,777
NextEra Energy Capital Holdings, Inc., Gtd. Debs.	2.75	11/1/2029	75,000	70,498
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.44	1/15/2032	240,000	209,166
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.00	1/15/2052	408,000	238,417
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.50	4/1/2029	85,000	82,312
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.00	2/28/2030	80,000	80,234
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.05	3/15/2030	617,000	620,625
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.05	2/28/2033	255,000	251,308
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.25	2/28/2053	110,000	94,426
NiSource, Inc., Jr. Sub. Notes	6.95	11/30/2054	10,000	10,280

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Utilities — 2.5% (continued)
NiSource, Inc., Sr. Unscd. Notes	4.38	5/15/2047	140,000	110,349
NiSource, Inc., Sr. Unscd. Notes	4.80	2/15/2044	110,000	93,762
NiSource, Inc., Sr. Unscd. Notes	5.00	6/15/2052	176,000	148,192
NiSource, Inc., Sr. Unscd. Notes	5.65	2/1/2045	150,000	140,849
NiSource, Inc., Sr. Unscd. Notes	5.95	6/15/2041	163,000	162,201
Northern States Power Co., First Mortgage Bonds	2.90	3/1/2050	35,000	21,965
Northern States Power Co., First Mortgage Bonds	5.10	5/15/2053	367,000	317,795
Northern States Power Co., First Mortgage Bonds	5.35	11/1/2039	100,000	97,807
Northwest Natural Holding Co., Jr. Sub. Notes	7.00	9/15/2055	50,000	50,729
NSTAR Electric Co., Sr. Unscd. Debs.	4.55	6/1/2052	45,000	36,196
Oglethorpe Power Corp., First Mortgage Bonds	5.05	10/1/2048	200,000	170,805
Oglethorpe Power Corp., First Mortgage Bonds	5.38	11/1/2040	50,000	47,518
Oklahoma Gas & Electric Co., Sr. Unscd. Notes	3.80	8/15/2028	130,000	128,090
Oklahoma Gas & Electric Co., Sr. Unscd. Notes(a)	5.60	4/1/2053	60,000	55,702
Oncor Electric Delivery Co. LLC, Scd. Notes	4.65	11/1/2029	400,000	398,422
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	3.10	9/15/2049	205,000	128,155
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	3.70	11/15/2028	100,000	98,004
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	3.70	5/15/2050	50,000	34,702
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	3.80	9/30/2047	50,000	36,369
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	4.30	5/15/2028	10,000	9,946
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	4.95	9/15/2052	170,000	143,649
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	5.35	4/1/2035	175,000	174,561
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	5.65	11/15/2033	50,000	51,198
One Gas, Inc., Sr. Unscd. Notes	4.50	11/1/2048	335,000	271,823
Pacific Gas & Electric Co., First Mortgage Bonds	2.50	2/1/2031	430,000	383,713
Pacific Gas & Electric Co., First Mortgage Bonds	3.30	8/1/2040	120,000	87,752
Pacific Gas & Electric Co., First Mortgage Bonds	3.50	8/1/2050	225,000	144,028
Pacific Gas & Electric Co., First Mortgage Bonds	3.75	7/1/2028	205,400	201,649
Pacific Gas & Electric Co., First Mortgage Bonds	4.00	12/1/2046	50,000	35,825
Pacific Gas & Electric Co., First Mortgage Bonds	4.95	7/1/2050	784,000	632,299
Pacific Gas & Electric Co., First Mortgage Bonds	5.25	3/1/2052	66,000	54,835
Pacific Gas & Electric Co., First Mortgage Bonds	6.75	1/15/2053	247,000	250,027
Pacific Gas & Electric Co., First Mortgage Notes	3.95	12/1/2047	50,000	35,177
Pacific Gas & Electric Co., First Mortgage Notes	4.65	8/1/2028	100,000	99,609
Pacific Gas & Electric Co., Sr. Scd. Bonds	3.25	6/1/2031	70,000	64,109
Pacific Gas & Electric Co., Sr. Scd. Bonds	4.20	6/1/2041	123,000	97,944
PacifiCorp, First Mortgage Bonds	4.10	2/1/2042	50,000	38,893
PacifiCorp, First Mortgage Bonds	4.13	1/15/2049	100,000	72,313
PacifiCorp, First Mortgage Bonds	4.15	2/15/2050	510,000	367,729
PacifiCorp, First Mortgage Bonds	5.35	12/1/2053	100,000	85,315
PacifiCorp, First Mortgage Bonds	6.00	1/15/2039	410,000	407,873
PECO Energy Co., First Mortgage Bonds	3.90	3/1/2048	300,000	220,818
PECO Energy Co., First Mortgage Bonds	4.90	6/15/2033	209,000	207,168
PECO Energy Co., First Ref. Mortgage Bonds	5.95	10/1/2036	350,000	362,361
PG&E Energy Recovery Funding LLC, Sr. Scd. Bonds, Ser. A1	1.46	7/15/2031	25,635	23,572
PG&E Energy Recovery Funding LLC, Sr. Scd. Bonds, Ser. A2	2.28	1/15/2036	85,000	69,028
PG&E Energy Recovery Funding LLC, Sr. Scd. Bonds, Ser. A3	2.82	7/15/2046	25,000	17,772
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Bonds, Ser. A1	3.59	6/1/2030	36,081	35,242
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Bonds, Ser. A2	4.26	6/1/2036	140,000	132,360
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Bonds, Ser. A2	4.72	6/1/2037	250,000	241,803

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Utilities — 2.5% (continued)
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Bonds, Ser. A4	5.21	12/1/2047	160,000	146,002
Piedmont Natural Gas Co., Inc., Sr. Unscd. Notes	2.50	3/15/2031	25,000	22,451
Piedmont Natural Gas Co., Inc., Sr. Unscd. Notes	3.35	6/1/2050	130,000	84,578
Piedmont Natural Gas Co., Inc., Sr. Unscd. Notes	4.65	8/1/2043	65,000	54,388
PPL Electric Utilities Corp., First Mortgage Bonds	5.25	5/15/2053	270,000	240,896
PPL Electric Utilities Corp., First Mortgage Bonds	6.25	5/15/2039	622,000	656,491
Progress Energy, Inc., Sr. Unscd. Notes	7.75	3/1/2031	85,000	94,023
Public Service Co. of Colorado, First Mortgage Bonds	4.05	9/15/2049	42,000	31,050
Public Service Co. of Colorado, First Mortgage Bonds	5.25	4/1/2053	600,000	525,668
Public Service Co. of Colorado, First Mortgage Bonds, Ser. 34	3.20	3/1/2050	77,000	49,194
Public Service Co. of Colorado, First Mortgage Notes	3.60	9/15/2042	25,000	18,773
Public Service Co. of New Hampshire, First Mortgage Bonds	5.15	1/15/2053	50,000	43,999
Public Service Co. of Oklahoma, Sr. Unscd. Notes	5.25	1/15/2033	100,000	99,519
Public Service Co. of Oklahoma, Sr. Unscd. Notes	5.45	1/15/2036	400,000	394,853
Public Service Electric & Gas Co., First Mortgage Bonds	4.90	8/15/2035	100,000	97,153
Public Service Electric & Gas Co., First Mortgage Bonds	5.45	8/1/2053	119,000	109,401
Public Service Electric & Gas Co., First Mortgage Notes	1.90	8/15/2031	315,000	273,120
Public Service Electric & Gas Co., First Mortgage Notes	3.15	1/1/2050	50,000	32,053
Public Service Electric & Gas Co., First Mortgage Notes	3.80	3/1/2046	60,000	44,812
Public Service Electric & Gas Co., First Mortgage Notes	4.05	5/1/2048	100,000	76,356
Public Service Electric & Gas Co., First Mortgage Notes	4.90	12/15/2032	100,000	99,248
Public Service Electric & Gas Co., Sr. Scd. Notes	3.65	9/1/2042	25,000	19,247
Public Service Enterprise Group, Inc., Sr. Unscd. Notes	1.60	8/15/2030	60,000	52,500
Public Service Enterprise Group, Inc., Sr. Unscd. Notes	5.88	10/15/2028	15,000	15,329
Public Service Enterprise Group, Inc., Sr. Unscd. Notes	6.13	10/15/2033	338,000	351,296
Puget Energy, Inc., Sr. Scd. Notes	2.38	6/15/2028	168,000	160,853
Puget Energy, Inc., Sr. Scd. Notes	4.10	6/15/2030	75,000	72,052
Puget Energy, Inc., Sr. Scd. Notes	4.22	3/15/2032	130,000	123,386
Puget Energy, Inc., Sr. Scd. Notes	5.73	3/15/2035	400,000	394,775
Puget Sound Energy, Inc., Sr. Scd. Bonds	5.33	6/15/2034	241,000	241,540
San Diego Gas & Electric Co., First Mortgage Bonds	4.95	8/15/2028	58,000	58,352
San Diego Gas & Electric Co., First Mortgage Bonds, Ser. RRR	3.75	6/1/2047	368,000	265,828
San Diego Gas & Electric Co., First Mortgage Bonds, Ser. UUU	3.32	4/15/2050	105,000	67,566
San Diego Gas & Electric Co., First Mortgage Bonds, Ser. XXX	3.00	3/15/2032	100,000	89,824
Sempra, Jr. Sub. Notes	6.63	4/1/2055	3,000	3,009
Sempra, Sr. Unscd. Notes	3.80	2/1/2038	160,000	132,584
Sempra, Sr. Unscd. Notes	4.00	2/1/2048	100,000	72,757
Sempra, Sr. Unscd. Notes	6.00	10/15/2039	505,000	507,336
Sierra Pacific Power Co., General Ref. Mortgage Notes	5.90	3/15/2054	90,000	86,242
Sierra Pacific Power Co., Jr. Sub. Notes	6.20	12/15/2055	100,000	98,177
Southern California Edison Co., First Mortgage Bonds	2.85	8/1/2029	120,000	113,025
Southern California Edison Co., First Mortgage Bonds	3.65	2/1/2050	156,000	103,186
Southern California Edison Co., First Mortgage Bonds	5.70	3/1/2053	154,000	136,455
Southern California Edison Co., First Mortgage Bonds	5.85	11/1/2027	255,000	258,393
Southern California Edison Co., First Mortgage Bonds	5.95	11/1/2032	215,000	221,586
Southern California Edison Co., First Mortgage Bonds, Ser. B	4.88	3/1/2049	70,000	56,054
Southern California Edison Co., First Mortgage Bonds, Ser. E	5.45	6/1/2052	100,000	86,115
Southern California Edison Co., First Mortgage Bonds, Ser. G	2.50	6/1/2031	275,000	243,358
Southern California Edison Co., First Mortgage Bonds, Ser. H	3.65	6/1/2051	115,000	75,654
Southern California Edison Co., First Ref. Mortgage Bonds	4.00	4/1/2047	602,000	429,789

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Utilities — 2.5% (continued)
Southern California Edison Co., First Ref. Mortgage Bonds	6.00	1/15/2034	50,000	51,074
Southern California Edison Co., First Ref. Mortgage Bonds	6.05	3/15/2039	85,000	84,608
Southern California Gas Co., First Mortgage Bonds	3.75	9/15/2042	44,000	33,595
Southern California Gas Co., First Mortgage Bonds	5.05	9/1/2034	227,000	222,718
Southern California Gas Co., First Mortgage Bonds	5.20	6/1/2033	10,000	9,988
Southern California Gas Co., First Mortgage Bonds	6.00	6/15/2055	25,000	24,241
Southern California Gas Co., First Mortgage Bonds, Ser. WW	3.95	2/15/2050	20,000	14,417
Southern California Gas Co., Sr. Scd. Bonds, Ser. UU	4.13	6/1/2048	90,000	68,104
Southern Co. Gas Capital Corp., Gtd. Notes	4.40	5/30/2047	45,000	35,771
Southern Co. Gas Capital Corp., Gtd. Notes, Ser. B	5.10	9/15/2035	50,000	48,493
Southern Power Co., Sr. Unscd. Notes	5.15	9/15/2041	100,000	91,973
Southern Power Co., Sr. Unscd. Notes	5.25	7/15/2043	45,000	40,562
Southern Power Co., Sr. Unscd. Notes, Ser. A	4.25	10/1/2030	510,000	496,835
Southwest Gas Corp., Sr. Unscd. Notes	2.20	6/15/2030	130,000	117,224
Spire Missouri, Inc., First Mortgage Bonds	4.80	2/15/2033	45,000	44,041
Spire Missouri, Inc., First Mortgage Bonds, Ser. 2034	5.15	8/15/2034	45,000	44,488
Tampa Electric Co., Sr. Unscd. Notes	2.40	3/15/2031	60,000	53,707
Tampa Electric Co., Sr. Unscd. Notes	3.45	3/15/2051	50,000	33,377
Tampa Electric Co., Sr. Unscd. Notes	3.63	6/15/2050	165,000	113,759
The AES Corp., Sr. Unscd. Notes	2.45	1/15/2031	60,000	53,076
The AES Corp., Sr. Unscd. Notes	5.45	6/1/2028	330,000	332,815
The Cleveland Electric Illuminating Company, Sr. Unscd. Notes	5.95	12/15/2036	30,000	30,440
The Connecticut Light & Power Company, First Mortgage Bonds	5.25	1/15/2053	42,000	37,558
The Connecticut Light & Power Company, First Mortgage Bonds, Ser. A	4.15	6/1/2045	65,000	51,412
The Connecticut Light & Power Company, First Ref. Mortgage Bonds	4.30	4/15/2044	200,000	162,963
The Dayton Power & Light Company, First Mortgage Bonds	4.55	8/15/2030	100,000	97,964
The Southern Company, Sr. Unscd. Notes	4.40	7/1/2046	434,900	347,974
The Southern Company, Sr. Unscd. Notes	4.85	6/15/2028	57,000	57,202
The Southern Company, Sr. Unscd. Notes	5.50	3/15/2029	168,000	170,967
The Southern Company, Sr. Unscd. Notes	5.70	3/15/2034	15,000	15,278
The Toledo Edison Company, Sr. Scd. Notes	6.15	5/15/2037	25,000	26,265
Tucson Electric Power Co., Sr. Unscd. Notes	1.50	8/1/2030	50,000	43,787
Tucson Electric Power Co., Sr. Unscd. Notes	4.00	6/15/2050	110,000	80,817
Tucson Electric Power Co., Sr. Unscd. Notes	5.50	4/15/2053	50,000	45,546
Tucson Electric Power Co., Sr. Unscd. Notes	5.90	4/15/2055	50,000	48,076
Union Electric Co., First Mortgage Bonds	2.95	3/15/2030	50,000	46,917
Union Electric Co., First Mortgage Bonds	3.25	10/1/2049	212,000	137,240
Union Electric Co., First Mortgage Bonds	4.00	4/1/2048	46,000	34,541
Union Electric Co., First Mortgage Bonds	5.13	3/15/2055	200,000	173,563
Union Electric Co., First Mortgage Bonds	5.45	3/15/2053	60,000	54,755
Union Electric Co., Sr. Scd. Notes	3.90	9/15/2042	50,000	39,497
Union Electric Co., Sr. Scd. Notes	8.45	3/15/2039	50,000	62,318
Virginia Electric & Power Co., Sr. Unscd. Notes	2.45	12/15/2050	235,000	126,296
Virginia Electric & Power Co., Sr. Unscd. Notes	5.15	3/15/2035	200,000	195,461
Virginia Electric & Power Co., Sr. Unscd. Notes	5.30	8/15/2033	10,000	10,022
Virginia Electric & Power Co., Sr. Unscd. Notes	5.70	8/15/2053	90,000	83,949
Virginia Electric & Power Co., Sr. Unscd. Notes, Ser. A	3.80	4/1/2028	100,000	98,711
Virginia Electric & Power Co., Sr. Unscd. Notes, Ser. B	3.80	9/15/2047	520,000	376,264
Vistra Operations Co. LLC, Gtd. Notes(b)	5.55	4/30/2036	200,000	194,646
WEC Energy Group, Inc., Sr. Unscd. Notes	2.20	12/15/2028	65,000	61,364

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.0% (continued)
Utilities — 2.5% (continued)
WEC Energy Group, Inc., Sr. Unscd. Notes	4.75	1/15/2028	200,000	200,379
WEC Energy Group, Inc., Sr. Unscd. Notes	5.15	10/1/2027	200,000	201,175
Wisconsin Electric Power Co., Sr. Unscd. Debs.	5.63	5/15/2033	65,000	66,997
Wisconsin Electric Power Co., Sr. Unscd. Notes	4.15	10/15/2030	50,000	48,605
Wisconsin Power & Light Co., Sr. Unscd. Debs.	1.95	9/16/2031	50,000	43,131
Wisconsin Power & Light Co., Sr. Unscd. Notes	3.05	10/15/2027	105,000	103,171
Wisconsin Power & Light Co., Sr. Unscd. Notes	4.95	4/1/2033	50,000	49,193
Wisconsin Power & Light Co., Sr. Unscd. Notes	5.38	3/30/2034	115,000	114,870
Wisconsin Public Service Corp., Sr. Unscd. Notes	3.30	9/1/2049	320,000	211,131
Xcel Energy, Inc., Sr. Unscd. Notes	3.50	12/1/2049	125,000	83,842
Xcel Energy, Inc., Sr. Unscd. Notes	4.00	6/15/2028	75,000	74,129
Xcel Energy, Inc., Sr. Unscd. Notes	4.60	6/1/2032	100,000	97,010
				54,857,039
Total Corporate Bonds and Notes (cost $576,091,323)				554,893,853
Foreign Governmental — 1.8%
Canada, Bonds	3.75	4/26/2028	1,865,000	1,849,058
Chile, Sr. Unscd. Notes	3.10	5/7/2041	432,000	315,881
Chile, Sr. Unscd. Notes	3.24	2/6/2028	323,000	316,031
Chile, Sr. Unscd. Notes	3.50	1/31/2034	520,000	462,179
Chile, Sr. Unscd. Notes	3.63	10/30/2042	200,000	152,508
Chile, Sr. Unscd. Notes	4.35	4/13/2031	550,000	533,455
Chile, Sr. Unscd. Notes	4.85	1/22/2029	200,000	199,913
Export Development Canada, Govt. Gtd. Bonds	4.00	6/20/2030	220,000	216,807
Export Development Canada, Govt. Gtd. Notes	4.75	6/5/2034	235,000	236,540
Export-Import Bank of Korea, Sr. Unscd. Bonds	1.25	9/21/2030	595,000	520,575
Export-Import Bank of Korea, Sr. Unscd. Notes	2.50	6/29/2041	40,000	28,254
Export-Import Bank of Korea, Sr. Unscd. Notes	4.13	10/17/2027	150,000	149,429
Export-Import Bank of Korea, Sr. Unscd. Notes	4.50	1/11/2029	250,000	250,256
Hydro-Quebec, Govt. Gtd. Debs., Ser. HH	8.50	12/1/2029	145,000	161,816
Indonesia, Sr. Unscd. Bonds	4.30	4/16/2031	200,000	193,375
Indonesia, Sr. Unscd. Bonds	4.90	4/16/2036	200,000	188,088
Indonesia, Sr. Unscd. Notes	2.85	2/14/2030	420,000	389,911
Indonesia, Sr. Unscd. Notes	3.05	3/12/2051	50,000	29,744
Indonesia, Sr. Unscd. Notes	3.35	3/12/2071	253,000	141,921
Indonesia, Sr. Unscd. Notes	3.40	9/18/2029	40,000	38,524
Indonesia, Sr. Unscd. Notes	3.50	1/11/2028	380,000	375,212
Indonesia, Sr. Unscd. Notes	3.70	10/30/2049	200,000	135,855
Indonesia, Sr. Unscd. Notes	4.70	2/10/2034	250,000	238,947
Indonesia, Sr. Unscd. Notes	4.85	1/11/2033	200,000	193,663
Indonesia, Sr. Unscd. Notes	4.95	2/21/2036	400,000	377,384
Indonesia, Sr. Unscd. Notes	5.03	5/29/2031	500,000	496,854
Indonesia, Sr. Unscd. Notes	5.10	2/10/2054	100,000	85,728
Indonesia, Sr. Unscd. Notes	5.25	1/15/2030	200,000	201,032
Indonesia, Sr. Unscd. Notes	5.60	1/15/2035	170,000	169,548
Israel, Govt. Gtd. Notes, Ser. 30Y	5.50	9/18/2033	470,000	490,618
Israel, Sr. Unscd. Bonds, Ser. 30Y	3.88	7/3/2050	683,000	472,936
Israel, Sr. Unscd. Bonds, Ser. 30Y	4.13	1/17/2048	190,000	141,239
Israel, Sr. Unscd. Notes, Ser. 10Y	5.50	3/12/2034	510,000	510,449
Israel, Sr. Unscd. Notes, Ser. 30Y	5.75	3/12/2054	313,000	287,516

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Foreign Governmental — 1.8% (continued)
Japan Bank for International Cooperation, Govt. Gtd. Bonds	1.25	1/21/2031	200,000	173,233
Japan Bank for International Cooperation, Govt. Gtd. Bonds	4.63	7/19/2028	200,000	200,704
Japan Bank for International Cooperation, Govt. Gtd. Bonds	4.88	10/18/2028	165,000	166,508
Japan Bank for International Cooperation, Govt. Gtd. Notes	1.88	4/15/2031	326,000	288,669
Japan Bank for International Cooperation, Govt. Gtd. Notes	3.50	10/31/2028	600,000	588,007
Japan Bank for International Cooperation, Govt. Gtd. Notes	4.38	1/24/2031	550,000	545,036
Korea, Sr. Unscd. Notes	3.63	10/29/2030	250,000	241,802
Mexico, Sr. Unscd. Notes	3.50	2/12/2034	1,322,000	1,110,531
Mexico, Sr. Unscd. Notes	4.28	8/14/2041	1,368,000	1,039,506
Mexico, Sr. Unscd. Notes	4.50	4/22/2029	50,000	49,443
Mexico, Sr. Unscd. Notes	4.50	1/31/2050	150,000	105,632
Mexico, Sr. Unscd. Notes	4.60	1/23/2046	90,000	66,644
Mexico, Sr. Unscd. Notes	4.75	4/27/2032	270,000	256,748
Mexico, Sr. Unscd. Notes	4.75	3/8/2044	424,000	328,330
Mexico, Sr. Unscd. Notes	4.88	5/19/2033	295,000	276,380
Mexico, Sr. Unscd. Notes	5.00	4/27/2051	50,000	37,562
Mexico, Sr. Unscd. Notes	5.63	9/22/2035	100,000	95,373
Mexico, Sr. Unscd. Notes	6.13	2/9/2038	1,000,000	958,371
Mexico, Sr. Unscd. Notes	6.25	8/27/2037	600,000	585,777
Mexico, Sr. Unscd. Notes	6.34	5/4/2053	200,000	178,325
Mexico, Sr. Unscd. Notes	6.40	5/7/2054	200,000	179,173
Mexico, Sr. Unscd. Notes	6.75	9/27/2034	338,000	350,166
Mexico, Sr. Unscd. Notes	6.88	5/13/2037	200,000	204,976
Mexico, Sr. Unscd. Notes	7.38	5/13/2055	200,000	202,303
Mexico, Sr. Unscd. Notes	8.30	8/15/2031	220,000	253,710
Panama, Sr. Unscd. Bonds	6.70	1/26/2036	495,000	520,100
Panama, Sr. Unscd. Bonds	8.88	9/30/2027	397,000	414,880
Panama, Sr. Unscd. Notes	3.16	1/23/2030	425,000	396,884
Panama, Sr. Unscd. Notes	3.30	1/19/2033	34,000	29,608
Panama, Sr. Unscd. Notes	5.66	2/23/2038	1,100,000	1,066,615
Panama, Sr. Unscd. Notes	6.40	2/14/2035	130,800	135,275
Panama, Sr. Unscd. Notes	6.88	1/31/2036	50,000	53,243
Panama, Sr. Unsub. Notes	2.25	9/29/2032	65,000	53,694
Peru, Sr. Unscd. Bonds	6.55	3/14/2037	862,000	916,525
Peru, Sr. Unscd. Bonds	8.75	11/21/2033	274,000	327,124
Peru, Sr. Unscd. Notes	1.86	12/1/2032	306,000	250,532
Peru, Sr. Unscd. Notes	2.78	12/1/2060	75,000	38,527
Peru, Sr. Unscd. Notes	3.00	1/15/2034	427,000	361,729
Peru, Sr. Unscd. Notes	3.23	7/28/2121	30,000	15,494
Peru, Sr. Unscd. Notes	5.50	3/30/2036	232,700	230,079
Philippines, Sr. Unscd. Bonds	1.95	1/6/2032	900,000	767,118
Philippines, Sr. Unscd. Bonds	3.70	2/2/2042	50,000	38,264
Philippines, Sr. Unscd. Bonds	3.95	1/20/2040	331,000	272,614
Philippines, Sr. Unscd. Bonds	5.50	2/4/2035	350,000	348,900
Philippines, Sr. Unscd. Bonds	5.90	2/4/2050	200,000	192,183
Philippines, Sr. Unscd. Bonds	9.50	2/2/2030	267,000	305,596
Philippines, Sr. Unscd. Notes	2.65	12/10/2045	743,000	447,290
Philippines, Sr. Unscd. Notes	4.75	3/5/2035	30,000	28,401
Philippines, Sr. Unscd. Notes	5.00	1/27/2036	200,000	191,141
Philippines, Sr. Unscd. Notes	5.33	6/24/2036	300,000	293,730
Poland, Sr. Unscd. Notes, Ser. 10Y	5.13	9/18/2034	28,000	27,629

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Foreign Governmental — 1.8% (continued)
Poland, Sr. Unscd. Notes, Ser. 10Y	5.38	4/14/2036	600,000	591,531
Poland, Sr. Unscd. Notes, Ser. 30Y	5.50	4/4/2053	332,000	298,271
Poland, Sr. Unscd. Notes, Ser. 30Y	5.50	3/18/2054	400,000	357,801
Poland, Sr. Unscd. Notes, Ser. 5Y	5.50	11/16/2027	110,000	111,139
Province of Alberta Canada, Sr. Unscd. Bonds	1.30	7/22/2030	385,000	341,133
Province of Alberta Canada, Sr. Unscd. Notes	3.30	3/15/2028	775,000	762,453
Province of Alberta Canada, Sr. Unscd. Notes	4.50	6/26/2029	415,000	415,817
Province of British Columbia Canada, Bonds	7.25	9/1/2036	280,000	326,207
Province of British Columbia Canada, Sr. Unscd. Bonds	3.90	8/27/2030	190,000	185,887
Province of British Columbia Canada, Sr. Unscd. Bonds	4.90	4/24/2029	500,000	505,842
Province of British Columbia Canada, Sr. Unscd. Notes	1.30	1/29/2031	344,000	298,960
Province of British Columbia Canada, Sr. Unscd. Notes	4.20	7/6/2033	595,000	574,787
Province of British Columbia Canada, Sr. Unscd. Notes	4.75	6/12/2034	500,000	496,455
Province of Manitoba Canada, Sr. Unscd. Notes, Ser. HB	1.50	10/25/2028	150,000	140,877
Province of Ontario Canada, Sr. Unscd. Bonds	3.80	1/29/2029	90,000	88,728
Province of Ontario Canada, Sr. Unscd. Bonds	3.90	9/4/2030	80,000	78,315
Province of Ontario Canada, Sr. Unscd. Notes	1.60	2/25/2031	1,210,000	1,065,735
Province of Ontario Canada, Sr. Unscd. Notes	1.80	10/14/2031	656,000	571,945
Province of Ontario Canada, Sr. Unscd. Notes	2.00	10/2/2029	180,000	167,115
Province of Ontario Canada, Sr. Unscd. Notes	2.13	1/21/2032	95,000	83,595
Province of Ontario Canada, Unscd. Bonds(a)	1.13	10/7/2030	995,000	869,154
Province of Quebec Canada, Sr. Unscd. Bonds	4.25	9/5/2034	20,000	19,201
Province of Quebec Canada, Sr. Unscd. Debs., Ser. PD	7.50	9/15/2029	124,000	134,821
Province of Quebec Canada, Sr. Unscd. Notes	1.35	5/28/2030	635,000	565,741
Province of Quebec Canada, Sr. Unscd. Notes	4.63	8/28/2035	200,000	195,405
Province of Quebec Canada, Sr. Unscd. Notes, Ser. RI	4.63	6/3/2036	550,000	534,650
Province of Quebec Canada, Unscd. Notes	1.90	4/21/2031	800,000	710,307
Province of Saskatchewan Canada, Sr. Unscd. Notes	4.65	1/28/2030	135,000	135,713
Republic of Italy, Sr. Unscd. Notes, Ser. 10Y	4.00	10/17/2049	894,000	653,350
Republic of Italy, Sr. Unscd. Notes, Ser. 30Y	3.88	5/6/2051	300,000	212,201
Svensk Exportkredit AB, Sr. Unscd. Notes(c)	0.00	5/11/2037	30,000	17,002
Svensk Exportkredit AB, Sr. Unscd. Notes	4.25	2/1/2029	25,000	24,917
The Korea Development Bank, Sr. Unscd. Notes	5.38	10/23/2028	235,000	239,468
Uruguay, Sr. Unscd. Bonds	4.13	11/20/2045	50,000	41,474
Uruguay, Sr. Unscd. Bonds	4.38	1/23/2031	290,000	289,175
Uruguay, Sr. Unscd. Bonds	4.98	4/20/2055	260,000	222,615
Uruguay, Sr. Unscd. Bonds	5.10	6/18/2050	271,000	240,110
Uruguay, Sr. Unscd. Notes	4.38	10/27/2027	782,667	782,384
Total Foreign Governmental (cost $41,583,957)				40,107,611
Municipal Securities — .3%
Bay Area Toll Authority, Revenue Bonds, Ser. S1	7.04	4/1/2050	7,484	8,201
Bay Area Toll Authority, Revenue Bonds, Ser. S3	6.91	10/1/2050	380,000	409,671
California, GO	5.13	9/1/2029	100,000	101,775
California, GO	7.50	4/1/2034	75,000	83,928
California, GO	7.60	11/1/2040	15,000	17,501
California, GO	7.63	3/1/2040	385,000	442,503
California, GO (Build America Bonds)	7.30	10/1/2039	85,000	94,668
California State University, Revenue Bonds, Refunding, Ser. B	2.72	11/1/2052	50,000	31,347
California State University, Revenue Bonds, Refunding, Ser. B	2.98	11/1/2051	15,000	9,617

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Municipal Securities — .3% (continued)
Chicago Transit Authority Sales & Transfer Tax Receipts, Revenue Bonds, Ser. A	6.90	12/1/2040	90,461	98,663
Dallas Fort Worth International Airport, Revenue Bonds, Ser. A	4.09	11/1/2051	100,000	78,398
Dallas Fort Worth International Airport, Revenue Bonds, Ser. A	4.51	11/1/2051	40,000	33,076
Dallas Fort Worth International Airport, Revenue Bonds, Refunding	2.84	11/1/2046	175,000	121,822
Georgia Municipal Electric Authority, Revenue Bonds, Refunding	6.64	4/1/2057	95,000	98,507
Idaho Energy Resources Authority, Revenue Bonds	2.86	9/1/2046	45,000	30,011
Illinois, GO	5.10	6/1/2033	15,948	15,924
Indiana Finance Authority, Revenue Bonds, Refunding (Ohio River Bridges East End Crossing Project)	3.05	1/1/2051	65,000	45,347
Los Angeles Department of Airports Customer Facility Charge, Revenue Bonds (Consolidated Rental Car Facility Project) (Insured; Assured Guaranty Corp.) Ser. A	4.24	5/15/2048	620,000	515,880
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds (Louisiana Utilities Restoration Corporation Project)	4.48	8/1/2039	100,000	94,379
Massachusetts, GO	5.46	12/1/2039	320,000	317,494
Michigan State University, Revenue Bonds, Ser. A	4.17	8/15/2122	100,000	68,435
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Washington University) Ser. A	3.23	5/15/2050	500,000	334,494
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	7.10	1/1/2041	345,000	384,366
New Jersey Turnpike Authority, Revenue Bonds, Ser. F	7.41	1/1/2040	200,000	227,467
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding	5.44	6/15/2043	790,000	745,706
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding	5.72	6/15/2042	225,000	215,914
North Texas Tollway Authority, Revenue Bonds, Ser. B	6.72	1/1/2049	15,000	15,864
Port Authority of New York & New Jersey, Revenue Bonds	3.14	2/15/2051	250,000	173,811
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 181	4.96	8/1/2046	100,000	91,251
Port Authority of New York & New Jersey, Revenue Bonds, Refunding	4.46	10/1/2062	150,000	120,602
Regents of the University of California Medical Center, Revenue Bonds, Ser. N	3.01	5/15/2050	465,000	288,598
Regents of the University of California Medical Center, Revenue Bonds, Refunding, Ser. F	6.58	5/15/2049	315,000	323,084
Rutgers The State University of New Jersey, Revenue Bonds, Refunding, Ser. R	3.27	5/1/2043	60,000	47,454
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. B	3.59	1/1/2043	30,000	25,111
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. B	3.82	1/1/2048	170,000	129,454
San Diego County Regional Transportation Commission, Revenue Bonds	5.91	4/1/2048	45,000	43,745
San Francisco Public Utilities Commission, Revenue Bonds	6.95	11/1/2050	110,000	118,600
Texas Natural Gas Securitization Finance Corp., Revenue Bonds (Winter Storm Uri)	5.17	4/1/2041	50,000	49,654
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project) Ser. B	3.92	12/31/2049	10,000	7,680
The Ohio State University, Revenue Bonds, Ser. A	4.80	6/1/2111	10,000	7,926
University of Michigan, Revenue Bonds, Ser. A	4.45	4/1/2122	50,000	37,103
University of Michigan, Revenue Bonds, Ser. B	2.44	4/1/2040	54,000	39,247
University of Virginia, Revenue Bonds, Refunding, Ser. B	2.58	11/1/2051	100,000	57,392
Total Municipal Securities (cost $6,985,027)				6,201,670
U.S. Government Agencies Commercial Mortgage-Backed — .8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K139, Cl. A2(e)	2.59	1/25/2032	100,000	89,775

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Government Agencies Commercial Mortgage-Backed — .8% (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K169, Cl. A2(e)	4.66	12/25/2034	200,000	196,189
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K174, Cl. A2(e)	4.53	10/25/2035	180,000	174,221
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K761, Cl. A2(e)	4.40	6/25/2032	1,350,000	1,323,490
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K762, Cl. A2(e)	4.36	9/25/2032	324,000	316,362
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K069, Cl. A2(e)	3.19	9/25/2027	143,817	141,837
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K072, Cl. A2(e)	3.44	12/25/2027	160,000	157,863
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K077, Cl. A2(e)	3.85	5/25/2028	50,000	49,415
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K077, Cl. AM(e)	3.85	5/25/2028	250,000	246,667
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K079, Cl. A2(e)	3.93	6/25/2028	322,000	318,058
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K081, Cl. AM(e)	3.90	8/25/2028	50,000	49,257
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K082, Cl. A2(e)	3.92	9/25/2028	350,000	345,094
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K087, Cl. A2(e)	3.77	12/25/2028	125,254	122,934
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K089, Cl. AM(e)	3.63	1/25/2029	410,000	400,120
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K099, Cl. A2(e)	2.60	9/25/2029	40,000	37,708
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K101, Cl. A2(e)	2.52	10/25/2029	10,000	9,385
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K105, Cl. A2(e)	1.87	1/25/2030	90,000	82,219
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K106, Cl. A1(e)	1.78	10/25/2029	24,717	23,554
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K109, Cl. A2(e)	1.56	4/25/2030	175,000	157,198
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K110, Cl. A1(e)	1.02	9/25/2029	96,345	90,742
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K116, Cl. A2(e)	1.38	7/25/2030	320,000	282,944
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K117, Cl. A2(e)	1.41	8/25/2030	130,000	114,754
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K118, Cl. A2(e)	1.49	9/25/2030	280,000	247,466
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K121, Cl. A2(e)	1.55	10/25/2030	140,000	123,472
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K123, Cl. A2(e)	1.62	12/25/2030	200,000	176,507
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K124, Cl. A2(e)	1.66	12/25/2030	1,200,000	1,058,655
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K126, Cl. A2(e)	2.07	1/25/2031	50,000	44,886
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K134, Cl. A2(e)	2.24	10/25/2031	125,000	110,874

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Government Agencies Commercial Mortgage-Backed — .8% (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K135, Cl. A2(e)	2.15	10/25/2031	200,000	176,614
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K136, Cl. A2(e)	2.13	11/25/2031	120,000	105,584
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K137, Cl. A2(e)	2.35	11/25/2031	400,000	355,464
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K142, Cl. A2(e)	2.40	3/25/2032	30,000	26,580
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K1510, Cl. A2(e)	3.72	1/25/2031	145,000	139,317
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K1513, Cl. A3(e)	2.80	8/25/2034	20,000	17,233
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K1515, Cl. A2(e)	1.94	2/25/2035	535,000	426,939
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K152, Cl. A1(e)	2.83	5/25/2030	27,855	26,818
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K153, Cl. A3(e)	3.12	10/25/2031	50,000	46,382
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K154, Cl. A3(e)	3.46	11/25/2032	555,000	515,855
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K157, Cl. A2(e)	3.99	5/25/2033	260,000	253,316
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K157, Cl. A2(e)	4.20	5/25/2033	100,000	96,228
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K158, Cl. A2(e)	4.05	7/25/2033	413,000	393,388
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K159, Cl. A2(e)	4.50	7/25/2033	250,000	244,501
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K161, Cl. A2(e)	4.90	10/25/2033	400,000	400,109
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K162, Cl. A2(e)	5.15	12/25/2033	390,000	395,831
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K163, Cl. A2(e)	5.00	3/25/2034	300,000	301,693
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K166, Cl. A2(e)	4.58	10/25/2034	200,000	195,262
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K508, Cl. A2(e)	4.74	8/25/2028	100,000	100,103
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K509, Cl. A2(e)	4.85	9/25/2028	210,000	210,616
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K518, Cl. A2(e)	5.40	1/25/2029	200,000	203,083
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K520, Cl. A2(e)	5.18	3/25/2029	100,000	101,130
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K743, Cl. A2(e)	1.77	5/25/2028	75,000	71,538
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K747, Cl. AM(e)	1.75	12/25/2028	1,000,000	937,714
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K754, Cl. A2(e)	4.94	11/25/2030	150,000	151,244
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K765, Cl. A2(e)	4.17	2/25/2033	400,000	385,024
Federal Home Loan Mortgage Corporation Multifamily Structured Pass- Through Certificates, Ser. K145, Cl. A2(e)	2.58	5/25/2032	200,000	178,134
Federal National Mortgage Association, ACES, Ser. 2017-M13, Cl. A2(e)	2.93	9/25/2027	196,878	193,927

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Government Agencies Commercial Mortgage-Backed — .8% (continued)
Federal National Mortgage Association, ACES, Ser. 2018-M1, Cl. A2(e)	2.98	12/25/2027	29,146	28,664
Federal National Mortgage Association, ACES, Ser. 2018-M12, Cl. A2(e)	3.65	8/25/2030	537,351	518,732
Federal National Mortgage Association, ACES, Ser. 2018-M13, Cl. A2(e)	3.77	9/25/2030	6,539	6,336
Federal National Mortgage Association, ACES, Ser. 2019-M1, Cl. A2(e)	3.56	9/25/2028	17,524	17,197
Federal National Mortgage Association, ACES, Ser. 2019-M12, Cl. A2(e)	2.89	6/25/2029	92,452	88,533
Federal National Mortgage Association, ACES, Ser. 2019-M22, Cl. A2(e)	2.52	8/25/2029	31,597	29,838
Federal National Mortgage Association, ACES, Ser. 2019-M25, Cl. A2(e)	2.33	11/25/2029	680,004	635,671
Federal National Mortgage Association, ACES, Ser. 2019-M5, Cl. A2(e)	3.27	2/25/2029	34,880	33,880
Federal National Mortgage Association, ACES, Ser. 2019-M7, Cl. A2(e)	3.14	4/25/2029	14,950	14,415
Federal National Mortgage Association, ACES, Ser. 2020-M1, Cl. A2(e)	2.44	10/25/2029	200,000	187,475
Federal National Mortgage Association, ACES, Ser. 2020-M42, Cl. A2(e)	1.27	7/25/2030	500,000	442,266
Federal National Mortgage Association, ACES, Ser. 2021-M1G, Cl. A2(e)	1.47	11/25/2030	60,000	52,643
Federal National Mortgage Association, ACES, Ser. 2022-M11, Cl. A2(e)	2.97	10/25/2027	136,113	134,028
Federal National Mortgage Association, ACES, Ser. 2022-M13, Cl. A2(e)	2.59	6/25/2032	240,000	213,978
Federal National Mortgage Association, ACES, Ser. 2022-M3, Cl. A2(e)	1.71	11/25/2031	100,000	85,862
Federal National Mortgage Association, ACES, Ser. 2023-M8, Cl. A2(e)	4.48	3/25/2033	500,000	490,128
Federal National Mortgage Association, ACES, Ser. 2026-M9, Cl. A2(e)	1.57	1/25/2033	450,000	374,546
FHLMC Multifamily Structured Pass-Through Certificates, Ser. K154, Cl. A2(e)	4.35	1/25/2033	400,000	389,262
Total U.S. Government Agencies Commercial Mortgage-Backed (cost $16,925,349)				16,884,727

U.S. Government Agencies Mortgage-Backed — 23.3%
Federal Home Loan Mortgage Corp.:
1.00%, 10/1/2036(e)	45,161	38,921
1.50%, 11/1/2035-11/1/2051(e)	7,209,320	5,860,494
2.00%, 8/1/2035-1/1/2054(e)	33,691,572	26,996,932
2.50%, 9/1/2027-1/1/2054(e)	23,089,665	19,204,065
3.00%, 2/1/2031-9/1/2053(e)	10,280,230	8,995,877
3.50%, 2/1/2033-8/1/2053(e)	8,212,288	7,374,152
4.00%, 7/1/2029-3/1/2055(e)	4,060,050	3,743,479
4.50%, 5/1/2038-4/1/2056(e)	7,369,776	6,984,547
5.00%, 10/1/2038-4/1/2056(e)	14,715,667	14,282,107
5.50%, 8/1/2038-2/1/2056(e)	17,117,397	17,035,063
6.00%, 11/1/2052-9/1/2055(e)	12,284,295	12,470,008
6.50%, 10/1/2053-7/1/2055(e)	2,736,873	2,825,330
7.00%, 12/1/2053(e)	338,829	355,174
Federal National Mortgage Association:
1.50%, 10/1/2035-4/1/2052(e)	13,339,736	10,763,976
1.50%, 8/15/2041-8/15/2056(e),(f)	2,425,000	1,937,560
2.00%, 8/1/2030-10/1/2052(e)	71,930,565	58,073,460
2.00%, 8/15/2040-8/15/2056(e),(f)	1,725,000	1,480,228
2.50%, 6/1/2028-1/1/2054(e)	47,436,518	39,482,929
2.50%, 9/15/2040-8/15/2056(e),(f)	625,000	552,463
3.00%, 11/1/2026-3/1/2053(e)	26,387,573	22,983,890
3.00%, 8/15/2040-8/15/2056(e),(f)	3,050,000	2,597,735
3.50%, 8/1/2030-2/1/2055(e)	15,258,501	13,790,259
3.50%, 8/15/2041-8/15/2056(e),(f)	3,225,000	2,857,301
4.00%, 4/1/2034-11/1/2055(e)	15,119,078	14,014,068
4.00%, 8/15/2040-8/15/2056(e),(f)	3,800,000	3,494,886
4.50%, 11/1/2037-12/1/2055(e)	9,506,453	9,053,187
4.50%, 9/15/2040-9/15/2056(e),(f)	4,250,000	4,034,308

Description	Principal Amount ($)	Value ($)
U.S. Government Agencies Mortgage-Backed — 23.3% (continued)
5.00%, 9/1/2039-2/1/2056(e)	18,024,686	17,553,211
5.00%, 9/15/2040-8/15/2056(e),(f)	6,625,000	6,427,092
5.50%, 10/1/2035-2/1/2056(e)	17,111,833	17,037,749
5.50%, 9/15/2040-8/15/2056(e),(f)	8,900,000	8,819,397
6.00%, 6/1/2038-4/1/2056(e)	13,145,732	13,354,936
6.00%, 8/15/2040-8/15/2056(e),(f)	6,125,000	6,191,760
6.50%, 7/1/2053-10/1/2055(e)	6,521,259	6,733,811
6.50%, 9/15/2055-8/15/2056(e),(f)	2,675,000	2,756,110
7.00%, 1/1/2054-6/1/2055(e)	588,952	616,653
7.00%, 8/15/2056(e),(f)	1,375,000	1,440,945
Government National Mortgage Association II:
1.50%, 2/20/2051	62,417	48,089
2.00%, 8/20/2050-4/20/2052	18,733,382	15,013,038
2.00%, 8/15/2056(f)	1,375,000	1,100,324
2.50%, 2/20/2043-3/20/2052	18,808,500	15,729,956
2.50%, 8/15/2056(f)	1,975,000	1,648,132
3.00%, 6/20/2042-11/20/2052	13,291,720	11,618,931
3.00%, 8/15/2056(f)	1,775,000	1,539,789
3.50%, 10/20/2026-12/20/2054	10,419,172	9,341,417
3.50%, 9/15/2055-8/15/2056(f)	2,350,000	2,054,949
4.00%, 10/20/2040-5/20/2054	7,265,429	6,720,460
4.00%, 9/15/2055-8/15/2056(f)	1,400,000	1,266,592
4.50%, 2/20/2040-3/20/2056	9,870,866	9,335,068
4.50%, 9/15/2055-8/15/2056(f)	2,150,000	2,015,273
5.00%, 9/20/2039-6/20/2056	15,486,030	15,053,213
5.00%, 9/15/2055-8/15/2056(f)	4,575,000	4,426,146
5.50%, 9/20/2052-6/20/2056	12,818,433	12,777,687
5.50%, 9/15/2055-8/15/2056(f)	4,200,000	4,170,579
6.00%, 11/20/2053-1/20/2056	5,277,051	5,377,706
6.00%, 9/15/2055-8/15/2056(f)	3,025,000	3,072,691
6.50%, 12/20/2052-7/20/2054	593,074	614,392
6.50%, 9/15/2055-8/15/2056(f)	2,350,000	2,427,375
7.00%, 8/15/2055(f)	550,000	567,990
Total U.S. Government Agencies Mortgage-Backed (cost $533,117,308)		518,133,860

	Coupon Rate (%)	Maturity Date
U.S. Government Agencies Obligations — .6%
Federal Farm Credit Banks Funding Corp., Bonds	1.10	8/10/2029	136,000	122,794
Federal Farm Credit Banks Funding Corp., Bonds	1.12	9/1/2028	50,000	46,634
Federal Farm Credit Banks Funding Corp., Bonds	1.15	8/12/2030	150,000	130,988
Federal Farm Credit Banks Funding Corp., Bonds	1.23	7/29/2030	26,000	22,818
Federal Farm Credit Banks Funding Corp., Bonds	1.24	9/3/2030	550,000	480,922
Federal Farm Credit Banks Funding Corp., Bonds	1.38	1/14/2031	150,000	130,241
Federal Farm Credit Banks Funding Corp., Bonds	1.79	6/22/2035	200,000	154,486
Federal Farm Credit Banks Funding Corp., Bonds	2.02	4/1/2031	500,000	444,765
Federal Farm Credit Banks Funding Corp., Bonds	4.26	12/12/2030	60,000	58,792
Federal Farm Credit Banks Funding Corp., Bonds	5.47	10/16/2045	100,000	95,526
Federal Home Loan Banks, Bonds	3.25	6/9/2028	150,000	147,163
Federal Home Loan Banks, Bonds	3.25	11/16/2028	1,235,000	1,207,536
Federal Home Loan Banks, Bonds	4.25	12/10/2027	35,000	35,011

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Government Agencies Obligations — .6% (continued)
Federal Home Loan Banks, Bonds	5.50	7/15/2036	300,000	316,299
Federal Home Loan Mortgage Corp., Notes(c),(e)	0.00	12/14/2029	340,000	292,950
Federal Home Loan Mortgage Corp., Notes(c),(e)	0.00	11/15/2038	50,000	26,702
Federal Home Loan Mortgage Corp., Notes(e)	4.00	3/9/2029	70,000	69,114
Federal Home Loan Mortgage Corp., Notes(e)	4.30	5/11/2028	200,000	199,064
Federal Home Loan Mortgage Corp., Notes(a),(e)	6.25	7/15/2032	908,000	990,101
Federal Home Loan Mortgage Corp., Notes(e)	6.75	3/15/2031	300,000	328,652
Federal National Mortgage Association, Notes(e)	0.88	8/5/2030	495,000	431,131
Federal National Mortgage Association, Notes(e)	5.63	7/15/2037	490,000	521,585
Federal National Mortgage Association, Notes(e)	6.25	5/15/2029	732,000	767,961
Federal National Mortgage Association, Notes(e)	6.63	11/15/2030	450,000	488,161
Federal National Mortgage Association, Notes(e)	7.13	1/15/2030	400,000	434,784
Federal National Mortgage Association, Notes(e)	7.25	5/15/2030	50,000	54,885
Federal National Mortgage Association, Unscd. Notes(e)	0.75	10/8/2027	2,500,000	2,400,895
Tennessee Valley Authority, Sr. Unscd. Bonds	4.65	6/15/2035	50,000	49,438
Tennessee Valley Authority, Sr. Unscd. Bonds	5.25	9/15/2039	10,000	10,131
Tennessee Valley Authority, Sr. Unscd. Bonds	5.38	4/1/2056	200,000	191,688
Tennessee Valley Authority, Sr. Unscd. Bonds	5.88	4/1/2036	150,000	161,837
Tennessee Valley Authority, Sr. Unscd. Bonds	7.13	5/1/2030	250,000	272,680
Tennessee Valley Authority, Sr. Unscd. Bonds, Ser. B	4.70	7/15/2033	307,000	307,442
Tennessee Valley Authority, Sr. Unscd. Notes	3.88	3/15/2028	390,000	387,258
Tennessee Valley Authority, Sr. Unscd. Notes	4.25	9/15/2065	170,000	131,117
Tennessee Valley Authority, Sr. Unscd. Notes	4.38	8/1/2034	100,000	97,901
Tennessee Valley Authority, Sr. Unscd. Notes	4.88	5/15/2035	200,000	200,520
Tennessee Valley Authority, Sr. Unscd. Notes	5.25	2/1/2055	300,000	281,871
Total U.S. Government Agencies Obligations (cost $12,755,519)				12,491,843
U.S. Treasury Securities — 46.2%
U.S. Treasury Bonds	1.13	5/15/2040	2,845,000	1,735,895
U.S. Treasury Bonds	1.13	8/15/2040	2,460,000	1,485,225
U.S. Treasury Bonds	1.25	5/15/2050	3,181,200	1,431,043
U.S. Treasury Bonds	1.38	11/15/2040	3,428,700	2,134,901
U.S. Treasury Bonds	1.38	8/15/2050	4,995,000	2,315,651
U.S. Treasury Bonds	1.63	11/15/2050	5,250,000	2,597,930
U.S. Treasury Bonds	1.75	8/15/2041	3,644,000	2,349,811
U.S. Treasury Bonds	1.88	2/15/2041	3,885,000	2,598,094
U.S. Treasury Bonds	1.88	2/15/2051	5,533,000	2,913,470
U.S. Treasury Bonds	1.88	11/15/2051	5,645,000	2,936,282
U.S. Treasury Bonds	2.00	11/15/2041	5,092,000	3,389,363
U.S. Treasury Bonds	2.00	2/15/2050	2,633,000	1,455,967
U.S. Treasury Bonds	2.00	8/15/2051	5,750,000	3,100,508
U.S. Treasury Bonds	2.25	5/15/2041	2,719,600	1,910,094
U.S. Treasury Bonds	2.25	8/15/2046	2,993,000	1,862,675
U.S. Treasury Bonds	2.25	8/15/2049	4,755,000	2,809,165
U.S. Treasury Bonds	2.25	2/15/2052	4,954,900	2,827,390
U.S. Treasury Bonds	2.38	2/15/2042	6,430,000	4,507,028
U.S. Treasury Bonds	2.38	11/15/2049	7,415,000	4,489,551
U.S. Treasury Bonds(a)	2.38	5/15/2051	4,115,000	2,441,995
U.S. Treasury Bonds	2.50	2/15/2045	220,000	147,434
U.S. Treasury Bonds	2.50	2/15/2046	1,235,000	813,363
U.S. Treasury Bonds	2.50	5/15/2046	2,105,000	1,381,077

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Treasury Securities — 46.2% (continued)
U.S. Treasury Bonds	2.75	8/15/2042	592,000	434,473
U.S. Treasury Bonds	2.75	11/15/2042	508,000	370,840
U.S. Treasury Bonds	2.75	8/15/2047	1,965,000	1,325,761
U.S. Treasury Bonds	2.75	11/15/2047	2,500,000	1,681,250
U.S. Treasury Bonds	2.88	5/15/2043	2,611,800	1,924,162
U.S. Treasury Bonds	2.88	8/15/2045	2,215,000	1,571,612
U.S. Treasury Bonds	2.88	11/15/2046	185,000	129,095
U.S. Treasury Bonds	2.88	5/15/2049	2,930,000	1,981,870
U.S. Treasury Bonds	2.88	5/15/2052	2,080,300	1,367,147
U.S. Treasury Bonds	3.00	5/15/2042	1,900,000	1,454,688
U.S. Treasury Bonds	3.00	11/15/2044	90,000	65,911
U.S. Treasury Bonds	3.00	5/15/2045	2,918,000	2,123,757
U.S. Treasury Bonds(a)	3.00	11/15/2045	510,000	368,475
U.S. Treasury Bonds	3.00	2/15/2047	395,000	280,882
U.S. Treasury Bonds	3.00	5/15/2047	667,000	472,840
U.S. Treasury Bonds	3.00	2/15/2048	2,551,000	1,791,679
U.S. Treasury Bonds	3.00	8/15/2048	3,625,000	2,531,270
U.S. Treasury Bonds	3.00	2/15/2049	1,645,000	1,142,761
U.S. Treasury Bonds	3.00	8/15/2052	833,700	561,575
U.S. Treasury Bonds	3.13	11/15/2041	800,000	629,750
U.S. Treasury Bonds	3.13	2/15/2042	1,780,000	1,393,963
U.S. Treasury Bonds	3.13	2/15/2043	135,000	103,718
U.S. Treasury Bonds	3.13	8/15/2044	570,000	427,411
U.S. Treasury Bonds	3.13	5/15/2048	1,450,000	1,039,016
U.S. Treasury Bonds	3.25	5/15/2042	5,410,000	4,285,734
U.S. Treasury Bonds	3.38	8/15/2042	5,275,000	4,232,363
U.S. Treasury Bonds	3.38	5/15/2044	1,810,000	1,415,477
U.S. Treasury Bonds	3.38	11/15/2048	752,000	560,945
U.S. Treasury Bonds	3.63	8/15/2043	1,724,000	1,410,717
U.S. Treasury Bonds	3.63	2/15/2044	1,535,000	1,248,387
U.S. Treasury Bonds	3.63	2/15/2053	5,600,000	4,260,375
U.S. Treasury Bonds	3.63	5/15/2053	4,615,000	3,506,679
U.S. Treasury Bonds	3.75	8/15/2041	245,000	210,241
U.S. Treasury Bonds	3.75	11/15/2043	514,600	427,198
U.S. Treasury Bonds	3.88	2/15/2043	4,680,000	3,986,775
U.S. Treasury Bonds	3.88	5/15/2043	3,608,000	3,065,109
U.S. Treasury Bonds	4.00	11/15/2042	5,865,000	5,093,386
U.S. Treasury Bonds	4.00	11/15/2052	4,150,000	3,380,953
U.S. Treasury Bonds	4.13	8/15/2044	2,509,000	2,178,518
U.S. Treasury Bonds	4.13	8/15/2053	4,940,000	4,108,691
U.S. Treasury Bonds	4.25	5/15/2039	600,000	563,250
U.S. Treasury Bonds	4.25	2/15/2054	4,140,000	3,515,119
U.S. Treasury Bonds	4.25	8/15/2054	4,705,000	3,997,045
U.S. Treasury Bonds(a)	4.38	2/15/2038	90,000	86,991
U.S. Treasury Bonds	4.38	11/15/2039	55,000	51,880
U.S. Treasury Bonds	4.38	5/15/2040	10,000	9,380
U.S. Treasury Bonds	4.38	5/15/2041	385,000	356,787
U.S. Treasury Bonds	4.38	8/15/2043	2,928,000	2,647,553
U.S. Treasury Bonds	4.50	5/15/2038	190,000	185,191
U.S. Treasury Bonds(a)	4.50	8/15/2039	195,000	186,834
U.S. Treasury Bonds	4.50	2/15/2044	2,630,000	2,407,272

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Treasury Securities — 46.2% (continued)
U.S. Treasury Bonds	4.50	11/15/2054	5,470,000	4,846,933
U.S. Treasury Bonds	4.63	2/15/2040	210,000	202,781
U.S. Treasury Bonds	4.63	5/15/2044	1,000,000	928,438
U.S. Treasury Bonds	4.63	11/15/2044	2,355,000	2,180,583
U.S. Treasury Bonds	4.63	11/15/2045	3,560,000	3,282,988
U.S. Treasury Bonds	4.63	2/15/2046	5,660,000	5,215,159
U.S. Treasury Bonds	4.63	5/15/2054	4,818,900	4,358,846
U.S. Treasury Bonds(a)	4.63	2/15/2055	6,660,000	6,024,178
U.S. Treasury Bonds	4.63	11/15/2055	5,650,000	5,113,250
U.S. Treasury Bonds(a)	4.75	2/15/2037	2,182,000	2,191,205
U.S. Treasury Bonds	4.75	11/15/2043	1,750,000	1,655,391
U.S. Treasury Bonds	4.75	2/15/2045	2,100,000	1,974,000
U.S. Treasury Bonds	4.75	11/15/2053	4,100,000	3,779,047
U.S. Treasury Bonds	4.75	5/15/2055	5,660,000	5,226,656
U.S. Treasury Bonds	4.75	8/15/2055	5,585,000	5,158,271
U.S. Treasury Bonds	4.75	2/15/2056	6,290,000	5,814,319
U.S. Treasury Bonds	4.88	8/15/2045	2,965,000	2,826,479
U.S. Treasury Bonds	5.00	5/15/2045	2,170,000	2,102,527
U.S. Treasury Bonds	5.00	5/15/2046	4,700,000	4,547,250
U.S. Treasury Bonds	5.00	5/15/2056	4,000,000	3,848,125
U.S. Treasury Bonds	5.25	2/15/2029	135,000	138,090
U.S. Treasury Bonds	6.25	5/15/2030	2,500,000	2,658,203
U.S. Treasury Bonds(a)	6.38	8/15/2027	2,765,000	2,820,408
U.S. Treasury Notes	0.38	9/30/2027	1,640,000	1,569,852
U.S. Treasury Notes	0.50	8/31/2027	1,555,000	1,495,290
U.S. Treasury Notes	0.50	10/31/2027	4,655,000	4,448,434
U.S. Treasury Notes	0.63	11/30/2027	5,630,000	5,371,372
U.S. Treasury Notes	0.63	12/31/2027	9,045,800	8,602,697
U.S. Treasury Notes	0.63	5/15/2030	7,385,000	6,426,681
U.S. Treasury Notes	0.63	8/15/2030	6,025,000	5,193,268
U.S. Treasury Notes	0.75	1/31/2028	4,381,800	4,162,197
U.S. Treasury Notes	0.88	11/15/2030	7,675,000	6,629,281
U.S. Treasury Notes	1.00	7/31/2028	6,809,300	6,386,645
U.S. Treasury Notes	1.13	2/29/2028	3,710,600	3,535,506
U.S. Treasury Notes	1.13	8/31/2028	4,854,600	4,552,325
U.S. Treasury Notes(a)	1.13	2/15/2031	5,120,000	4,438,000
U.S. Treasury Notes	1.25	3/31/2028	1,465,000	1,395,012
U.S. Treasury Notes	1.25	4/30/2028	3,272,700	3,108,426
U.S. Treasury Notes	1.25	5/31/2028	3,420,000	3,240,316
U.S. Treasury Notes	1.25	6/30/2028	4,610,800	4,357,746
U.S. Treasury Notes	1.25	9/30/2028	4,316,400	4,047,299
U.S. Treasury Notes	1.25	8/15/2031	8,905,900	7,634,026
U.S. Treasury Notes	1.38	10/31/2028	3,746,200	3,513,819
U.S. Treasury Notes(a)	1.38	12/31/2028	10,280,200	9,595,924
U.S. Treasury Notes	1.38	11/15/2031	9,050,000	7,746,941
U.S. Treasury Notes	1.50	11/30/2028	6,565,000	6,160,329
U.S. Treasury Notes	1.50	2/15/2030	4,612,700	4,184,223
U.S. Treasury Notes	1.63	8/15/2029	4,800,000	4,437,000
U.S. Treasury Notes	1.63	5/15/2031	7,060,000	6,214,455
U.S. Treasury Notes	1.75	1/31/2029	8,005,500	7,523,919
U.S. Treasury Notes	1.75	11/15/2029	3,250,000	2,994,570

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Treasury Securities — 46.2% (continued)
U.S. Treasury Notes	1.88	2/28/2029	2,899,800	2,728,757
U.S. Treasury Notes	1.88	2/15/2032	4,515,000	3,943,570
U.S. Treasury Notes	2.25	8/15/2027	1,255,000	1,230,635
U.S. Treasury Notes	2.25	11/15/2027	1,125,000	1,097,446
U.S. Treasury Notes	2.38	3/31/2029	7,605,000	7,235,445
U.S. Treasury Notes	2.63	2/15/2029	4,610,700	4,424,831
U.S. Treasury Notes	2.63	7/31/2029	3,335,000	3,176,327
U.S. Treasury Notes(a)	2.75	2/15/2028	3,795,000	3,710,947
U.S. Treasury Notes	2.75	5/31/2029	2,700,000	2,587,781
U.S. Treasury Notes	2.75	8/15/2032	5,765,000	5,233,539
U.S. Treasury Notes	2.88	5/15/2028	1,768,100	1,726,246
U.S. Treasury Notes	2.88	8/15/2028	4,234,000	4,119,550
U.S. Treasury Notes	2.88	4/30/2029	2,292,700	2,207,619
U.S. Treasury Notes	2.88	5/15/2032	5,955,000	5,468,365
U.S. Treasury Notes	3.13	8/31/2027	2,995,000	2,961,657
U.S. Treasury Notes	3.13	11/15/2028	4,020,000	3,917,616
U.S. Treasury Notes	3.13	8/31/2029	5,750,000	5,550,547
U.S. Treasury Notes	3.25	6/30/2029	3,885,400	3,771,266
U.S. Treasury Notes	3.38	9/15/2027	5,390,000	5,342,837
U.S. Treasury Notes	3.38	11/30/2027	5,000,000	4,945,508
U.S. Treasury Notes	3.38	12/31/2027	6,300,000	6,225,680
U.S. Treasury Notes(a)	3.38	2/29/2028	4,945,000	4,880,290
U.S. Treasury Notes	3.38	9/15/2028	5,800,000	5,693,062
U.S. Treasury Notes	3.38	5/15/2033	7,480,000	6,969,256
U.S. Treasury Notes	3.50	9/30/2027	4,520,000	4,484,687
U.S. Treasury Notes	3.50	10/31/2027	6,760,000	6,701,114
U.S. Treasury Notes	3.50	1/31/2028	5,107,900	5,053,030
U.S. Treasury Notes	3.50	4/30/2028	1,487,800	1,468,679
U.S. Treasury Notes	3.50	10/15/2028	3,845,000	3,780,716
U.S. Treasury Notes	3.50	11/15/2028	6,880,000	6,760,137
U.S. Treasury Notes	3.50	12/15/2028	3,880,000	3,809,978
U.S. Treasury Notes	3.50	1/15/2029	5,200,000	5,102,094
U.S. Treasury Notes	3.50	2/15/2029	800,000	784,375
U.S. Treasury Notes(a)	3.50	9/30/2029	2,775,000	2,706,275
U.S. Treasury Notes	3.50	1/31/2030	4,310,000	4,189,455
U.S. Treasury Notes	3.50	4/30/2030	6,615,000	6,415,516
U.S. Treasury Notes	3.50	11/30/2030	4,245,000	4,094,103
U.S. Treasury Notes	3.50	2/28/2031	95,000	91,460
U.S. Treasury Notes	3.50	2/15/2033	5,553,400	5,229,741
U.S. Treasury Notes	3.63	8/31/2027	5,185,000	5,154,417
U.S. Treasury Notes	3.63	3/31/2028	1,850,000	1,831,283
U.S. Treasury Notes	3.63	5/31/2028	3,754,800	3,712,559
U.S. Treasury Notes	3.63	8/15/2028	3,855,000	3,805,909
U.S. Treasury Notes(a)	3.63	8/31/2029	5,210,000	5,102,951
U.S. Treasury Notes	3.63	3/31/2030	4,315,000	4,205,777
U.S. Treasury Notes(a)	3.63	8/31/2030	4,555,000	4,424,400
U.S. Treasury Notes	3.63	9/30/2030	3,850,000	3,737,508
U.S. Treasury Notes	3.63	10/31/2030	6,000,000	5,820,469
U.S. Treasury Notes(a)	3.63	12/31/2030	8,425,000	8,162,377
U.S. Treasury Notes	3.63	9/30/2031	3,500,000	3,369,023
U.S. Treasury Notes	3.75	8/15/2027	4,216,600	4,198,152

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Treasury Securities — 46.2% (continued)
U.S. Treasury Notes	3.75	4/15/2028	3,425,000	3,396,369
U.S. Treasury Notes	3.75	4/30/2028	4,620,000	4,581,199
U.S. Treasury Notes	3.75	5/15/2028	3,820,000	3,786,426
U.S. Treasury Notes	3.75	12/31/2028	6,695,000	6,609,220
U.S. Treasury Notes	3.75	5/31/2030	2,180,000	2,131,802
U.S. Treasury Notes	3.75	6/30/2030	5,330,000	5,208,826
U.S. Treasury Notes	3.75	12/31/2030	3,426,000	3,335,800
U.S. Treasury Notes	3.75	1/31/2031	6,000,000	5,838,750
U.S. Treasury Notes	3.75	8/31/2031	4,482,000	4,342,288
U.S. Treasury Notes	3.75	10/31/2032	2,920,000	2,798,638
U.S. Treasury Notes	3.75	11/30/2032	4,090,000	3,916,814
U.S. Treasury Notes	3.75	2/28/2033	790,000	755,005
U.S. Treasury Notes	3.88	10/15/2027	4,285,000	4,268,429
U.S. Treasury Notes	3.88	11/30/2027	3,055,700	3,041,854
U.S. Treasury Notes	3.88	12/31/2027	2,881,700	2,867,179
U.S. Treasury Notes	3.88	3/15/2028	3,940,000	3,917,222
U.S. Treasury Notes	3.88	3/31/2028	3,000,000	2,981,719
U.S. Treasury Notes	3.88	6/15/2028	3,720,000	3,693,553
U.S. Treasury Notes	3.88	7/15/2028	6,350,000	6,302,375
U.S. Treasury Notes	3.88	4/15/2029	4,685,000	4,631,928
U.S. Treasury Notes	3.88	5/15/2029	3,940,000	3,894,136
U.S. Treasury Notes	3.88	9/30/2029	220,900	217,845
U.S. Treasury Notes	3.88	11/30/2029	1,548,600	1,525,613
U.S. Treasury Notes	3.88	12/31/2029	2,980,000	2,934,136
U.S. Treasury Notes(a)	3.88	4/30/2030	4,630,000	4,550,060
U.S. Treasury Notes	3.88	6/30/2030	5,245,000	5,148,295
U.S. Treasury Notes	3.88	7/31/2030	3,040,000	2,983,000
U.S. Treasury Notes	3.88	3/31/2031	4,500,000	4,398,398
U.S. Treasury Notes	3.88	4/30/2031	5,800,000	5,666,328
U.S. Treasury Notes	3.88	8/31/2032	3,630,000	3,509,189
U.S. Treasury Notes	3.88	9/30/2032	3,430,000	3,313,434
U.S. Treasury Notes	3.88	12/31/2032	2,290,000	2,207,166
U.S. Treasury Notes	3.88	8/15/2033	8,890,000	8,521,204
U.S. Treasury Notes	3.88	8/15/2034	8,501,000	8,074,622
U.S. Treasury Notes	4.00	12/15/2027	3,950,000	3,938,119
U.S. Treasury Notes	4.00	2/29/2028	1,644,600	1,638,433
U.S. Treasury Notes	4.00	5/31/2028	4,685,000	4,663,222
U.S. Treasury Notes	4.00	6/30/2028	2,419,800	2,407,701
U.S. Treasury Notes	4.00	1/31/2029	4,395,000	4,361,694
U.S. Treasury Notes	4.00	7/31/2029	4,760,000	4,715,375
U.S. Treasury Notes	4.00	2/28/2030	7,816,000	7,721,964
U.S. Treasury Notes	4.00	3/31/2030	5,715,000	5,643,116
U.S. Treasury Notes	4.00	5/31/2030	6,100,000	6,018,031
U.S. Treasury Notes	4.00	7/31/2030	2,900,000	2,858,766
U.S. Treasury Notes	4.00	1/31/2031	3,730,000	3,667,056
U.S. Treasury Notes	4.00	4/30/2032	3,645,000	3,557,007
U.S. Treasury Notes	4.00	6/30/2032	2,820,000	2,748,398
U.S. Treasury Notes	4.00	7/31/2032	2,600,000	2,532,156
U.S. Treasury Notes	4.00	1/31/2033	3,200,000	3,104,250
U.S. Treasury Notes	4.00	2/15/2034	6,250,000	6,012,695
U.S. Treasury Notes	4.00	11/15/2035	10,940,000	10,372,487

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Treasury Securities — 46.2% (continued)
U.S. Treasury Notes	4.13	9/30/2027	4,072,000	4,068,183
U.S. Treasury Notes	4.13	10/31/2027	1,400,000	1,398,633
U.S. Treasury Notes	4.13	11/15/2027	3,805,000	3,800,095
U.S. Treasury Notes(a)	4.13	6/30/2028	4,500,000	4,488,398
U.S. Treasury Notes	4.13	7/31/2028	5,671,800	5,655,626
U.S. Treasury Notes	4.13	3/31/2029	2,670,000	2,656,859
U.S. Treasury Notes	4.13	6/15/2029	4,000,000	3,978,437
U.S. Treasury Notes	4.13	7/15/2029	4,140,000	4,117,036
U.S. Treasury Notes	4.13	10/31/2029	4,490,000	4,458,780
U.S. Treasury Notes	4.13	11/30/2029	4,720,000	4,686,444
U.S. Treasury Notes	4.13	8/31/2030	930,300	920,779
U.S. Treasury Notes	4.13	3/31/2031	2,815,000	2,780,032
U.S. Treasury Notes	4.13	5/31/2031	4,855,000	4,792,795
U.S. Treasury Notes(a)	4.13	6/30/2031	6,800,000	6,711,281
U.S. Treasury Notes	4.13	7/31/2031	4,495,000	4,433,194
U.S. Treasury Notes	4.13	10/31/2031	3,450,000	3,398,250
U.S. Treasury Notes	4.13	11/30/2031	3,435,000	3,381,596
U.S. Treasury Notes	4.13	2/29/2032	1,805,000	1,774,682
U.S. Treasury Notes	4.13	3/31/2032	2,790,000	2,741,393
U.S. Treasury Notes	4.13	5/31/2032	2,800,000	2,748,594
U.S. Treasury Notes	4.13	11/15/2032	8,095,000	7,921,716
U.S. Treasury Notes	4.13	4/30/2033	3,500,000	3,414,141
U.S. Treasury Notes(a)	4.13	2/15/2036	12,080,000	11,547,725
U.S. Treasury Notes	4.25	1/15/2028	4,895,000	4,895,382
U.S. Treasury Notes	4.25	2/15/2028	3,860,000	3,859,849
U.S. Treasury Notes	4.25	7/31/2028	4,925,000	4,923,269
U.S. Treasury Notes	4.25	2/28/2029	4,000,000	3,993,750
U.S. Treasury Notes	4.25	6/30/2029	3,574,700	3,566,322
U.S. Treasury Notes	4.25	1/31/2030	7,330,000	7,301,940
U.S. Treasury Notes	4.25	2/28/2031	1,915,100	1,902,083
U.S. Treasury Notes	4.25	6/30/2031	3,440,000	3,412,856
U.S. Treasury Notes	4.25	3/31/2033	3,700,000	3,638,141
U.S. Treasury Notes	4.25	5/31/2033	3,590,000	3,526,334
U.S. Treasury Notes	4.25	6/30/2033	3,700,000	3,632,648
U.S. Treasury Notes(a)	4.25	11/15/2034	12,340,000	12,008,362
U.S. Treasury Notes	4.25	5/15/2035	3,050,000	2,958,500
U.S. Treasury Notes(a)	4.25	8/15/2035	5,875,000	5,689,570
U.S. Treasury Notes	4.38	8/31/2028	3,350,000	3,355,758
U.S. Treasury Notes	4.38	11/30/2028	5,935,000	5,943,810
U.S. Treasury Notes	4.38	12/31/2029	5,270,000	5,272,059
U.S. Treasury Notes	4.38	11/30/2030	800,000	798,813
U.S. Treasury Notes	4.38	7/31/2031	4,995,000	4,984,073
U.S. Treasury Notes	4.38	1/31/2032	6,495,000	6,466,584
U.S. Treasury Notes	4.38	7/31/2033	2,700,000	2,669,414
U.S. Treasury Notes	4.38	5/15/2034	9,610,000	9,459,844
U.S. Treasury Notes(a)	4.38	5/15/2036	10,400,000	10,128,625
U.S. Treasury Notes	4.50	5/31/2029	2,382,500	2,392,923
U.S. Treasury Notes	4.50	12/31/2031	3,245,000	3,251,084
U.S. Treasury Notes	4.50	11/15/2033	8,785,000	8,741,075
U.S. Treasury Notes	4.63	9/30/2028	2,165,000	2,179,377
U.S. Treasury Notes	4.63	4/30/2029	4,610,000	4,645,295

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Treasury Securities — 46.2% (continued)
U.S. Treasury Notes	4.63	9/30/2030	2,253,500	2,272,514
U.S. Treasury Notes	4.63	5/31/2031	2,820,000	2,843,573
U.S. Treasury Notes(a)	4.63	2/15/2035	9,530,000	9,509,153
U.S. Treasury Notes	4.88	10/31/2028	2,623,900	2,655,469
U.S. Treasury Notes	4.88	10/31/2030	1,217,800	1,239,777
Total U.S. Treasury Securities (cost $1,062,491,902)				1,026,692,497

	1-Day Yield (%)	Shares
Investment Companies — 3.5%
Registered Investment Companies — 3.5%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(g) (cost $77,976,002)	3.64	77,976,002	77,976,002
Investment of Cash Collateral for Securities Loaned — .2%
Registered Investment Companies — .2%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(g) (cost $4,974,091)	3.64	4,974,091	4,974,091
Total Investments (cost $2,355,764,344)		102.8%	2,281,133,674
Liabilities, Less Cash and Receivables		(2.8%)	(61,478,249)
Net Assets		100.0%	2,219,655,425

ACES—Alterntaive Credit Enhancement Securities
FHLMC—Federal Home Loan Mortgage Corporation
GO—Government Obligation
REIT—Real Estate Investment Trust

(a)
Security, or portion thereof, on loan. At July 31, 2026, the value of the fund’s securities on loan was $121,832,928 and the value of the collateral was
$135,507,248, consisting of cash collateral of $4,974,091 and U.S. Government & Agency securities valued at $130,533,157.  In addition, the value of collateral may include pending sales that are also on loan.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, these securities amounted to $4,741,743 or .2% of net assets.

(c)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(d)	Security is a perpetual security with no specified maturity date. Maturity date shown is next reset date of the security.
(e)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(f)	Purchased on a forward commitment basis.
(g)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Core Bond ETF
July 31, 2026 (Unaudited)
The following is a summary of the inputs used as of July 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	8,031,525	—	8,031,525
Commercial Mortgage-Backed	—	14,745,995	—	14,745,995
Corporate Bonds and Notes	—	554,893,853	—	554,893,853
Foreign Governmental	—	40,107,611	—	40,107,611
Municipal Securities	—	6,201,670	—	6,201,670
U.S. Government Agencies Commercial Mortgage-Backed	—	16,884,727	—	16,884,727
U.S. Government Agencies Obligations	—	12,491,843	—	12,491,843
U.S. Government Agencies Mortgage-Backed	—	518,133,860	—	518,133,860
U.S. Treasury Securities	—	1,026,692,497	—	1,026,692,497
Investment Companies	82,950,093	—	—	82,950,093
	82,950,093	2,198,183,581	—	2,281,133,674

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight.
Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for debt securities and instruments are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of:  yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the board. Overnight and certain other short-term debt securities and instruments (excluding Treasury Bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the valuation designee, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations are not readily available or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by the valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
TBA Securities: During the period ended July 31, 2026, the fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Schedule of Investments.
At July 31, 2026, accumulated net unrealized depreciation on investments was $74,630,670, consisting of $2,605,602 gross unrealized appreciation and $77,236,272 gross unrealized depreciation.
At July 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.